UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7076
                                                     --------------

                           Wilshire Mutual Funds, Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                         400 Bellevue Parkway, 3rd Floor
                              Wilmington, DE 19809
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Lisa King, Esq.
                                  c/o PFPC Inc.
                         400 Bellevue Parkway, 3rd Floor
                              Wilmington, DE 19809
            --------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1763
                                                           -----------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]


                                    WILSHIRE


                               MUTUAL FUNDS, INC.


                                  ANNUAL REPORT


                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                          WILSHIRE 5000 INDEX PORTFOLIO



                                DECEMBER 31, 2003
                             ----------------------
                                www.wilfunds.com

                           WILSHIRE MUTUAL FUNDS, INC.

      Shareholder Letter ..............................................    1
      Large Company Growth Portfolio:
           Commentary .................................................    2
      Large Company Value Portfolio:
           Commentary .................................................    4
      Small Company Growth Portfolio:
           Commentary .................................................    6
      Small Company Value Portfolio:
           Commentary .................................................    8
      Wilshire 5000 Index Portfolio:
           Commentary .................................................   10

      Statements of Investments:
           Large Company Growth Portfolio .............................   13
           Large Company Value Portfolio ..............................   20
           Small Company Growth Portfolio .............................   26
           Small Company Value Portfolio ..............................   33
           Wilshire 5000 Index Portfolio ..............................   40

      Statements of Assets and Liabilities ............................   81
      Statements of Operations ........................................   83
      Statements of Changes in Net Assets .............................   84

      Financial Highlights:
           Large Company Growth Portfolio .............................   88
           Large Company Value Portfolio ..............................   90
           Small Company Growth Portfolio .............................   92
           Small Company Value Portfolio ..............................   94
           Wilshire 5000 Index Portfolio ..............................   96

      Notes to Financial Statements ...................................  100
      Report of Independent Auditors ..................................  106
      Tax Information .................................................  107
      Additional Fund Information ...................................... 108


             ------------------------------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

    Wilshire Mutual Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Mutual Fund Shareholder,

We are pleased to present this Annual report to all shareholders of the Wilshire Mutual Funds, Inc. (the "Funds"). This report covers the period from January 1, 2003 to December 31, 2003 (the "Period"), for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and Wilshire 5000 Index Portfolios.

MARKET ENVIRONMENT AND FUND PERFORMANCE OVERVIEW

The tone and direction of the markets changed dramatically this year as equity investors once again enjoyed large gains. The stock market rebounded in a broad market rally, particularly benefiting those stocks that had been under the greatest of price pressure during the previous three years. The rally was driven in part by continued positive economic and global political news.

Unemployment fell below the critical 6% level in November and inflation remained low throughout the year. Strong gains in productivity accompanied rapid economic growth and higher corporate profits. During the year, the Federal Reserve Bank lowered target overnight interest rates by 0.25% to 1.00%, the lowest level since pre-World War II. The Federal Reserve acknowledged the strong growing economy at its November meeting which caused investors to take an even more optimistic view about the economic recovery.

In the domestic stock market, small cap stocks which had been under significant price pressure during the last few years rose dramatically throughout the year. Technology stocks in particular drove market returns. For the year, value stocks outperformed growth stocks and smaller market cap stocks outperformed their large cap counterparts. The technology sector was a particular area of strength in both large and small cap stocks.

For the year, the Wilshire 5000 Index rose approximately 32%. Other broad market indices rose in concert with the index, and international markets were higher as well. The strong performance of 2003 was a welcome reward to long-term investors that suffered through the losses of prior years.

We note that many of the factors that were present in 2003 that contributed to strong economic and equity market performance have dissipated. We are cautious on the outlook for the economy and the U.S. Equity Market in 2004.

The Wilshire Mutual Fund family participated in the stock market rally. All Funds were up at least 26%. The Wilshire Small Company Growth Fund gained over 37% for the year. We will discuss Fund performance in more depth in the coming pages of this report.

We encourage all shareholders to visit www.wilfunds.com. Fund management has added an e-mail distribution list that features the free delivery of an electronic copy of our monthly market commentary and other relevant market research pieces. We maintain the list in the strictest of confidence and would never sell or distribute the addresses to any outside party. It is our goal to build a list of all of our shareholders so that we are better able to communicate with our clients. Access to daily net asset values and quarterly performance reports for the Funds is available on the site; additionally, prospectuses and account applications are available, as well.

We are heartened by the gains posted by all of our funds during the past year and we thank our loyal shareholders for their business and their on-going support. Thank you for your continued confidence in the Wilshire Mutual Funds.

Sincerely,


/s/ MICHAEL J. NAPOLI, JR.
Michael J. Napoli, Jr.
President and
Chairman of the Board

     [LE TREES LOGO OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     COMMENTARY


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 12/31/03..............................    26.45%
         FIVE YEARS ENDED 12/31/03............................    (1.38)%
         TEN YEARS ENDED 12/31/03.............................    11.80%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 12/31/03..............................    26.85%
         FIVE YEARS ENDED 12/31/03............................    (1.08)%
         INCEPTION (7/15/96) THROUGH 12/31/03.................    10.63%


The Large Company Growth Portfolio's (the "Fund") Investment Class Shares gained 26.45% while Institutional Class Shares rose 26.85% during the year ended December 31, 2003 (the "period"). Both classes of the Fund underperformed the blended index that the Fund uses as a benchmark. The benchmark index was the Wilshire Target Large Company Growth Index (the "Target Large Growth Index") until April 25, 2003 when the benchmark index was changed to the Russell 1000 Growth Index. This blended index returned 27.2% over the period.

The Fund experienced a strong year on an absolute basis in the final three quarters. After the uncertainty over the military conflict in Iraq was resolved, stock markets moved higher for the rest of the year. However, the managers did not add a number of stocks to the portfolio that rallied significantly. The underperformance of the Fund versus the benchmark stemmed mainly from stock selection in the Information Technology and Healthcare sectors. Merck & Co, Schering Plough, and Johnson & Johnson all finished down for the year, significantly underperforming the impressive gains of the broad equity market. These stocks, as well as overweighted exposures to the two sectors noted above resulted in the underperformance of the Fund. Positive results for the year came from holdings in Intel, Cisco, and Pfizer, three stocks that posted strong results for the year.

While the large growth style did not outperform the broad market, it was a rewarding year for large growth investors as that style rebounded heavily from previous years of losses to post impressive gains in 2003.


* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED.FOR THE YEAR ENDED 12/31/03, FEES TOTALING 0.10% OF AVERAGE NET ASSETS WERE WAIVED.WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

THE TARGET LARGE COMPANY GROWTH INDEX IS AN UNMANAGED INDEX, WHICH IS A FOCUSED MEASUREMENT OF THE LARGE GROWTH SECTOR OF THE MARKET AND IS USED TO TRACK WILSHIRE ASSET MANAGEMENT'S LARGE COMPANY GROWTH ACCOUNTS. COMPANIES LISTED IN THIS INDEX ARE LARGE COMPANIES THAT HAVE ABOVE AVERAGE EARNINGS AND SALES GROWTH HISTORIES AND FIT A CLASSIC HIGH QUALITY GROWTH PROFILE. COMPANIES THAT DO NOT FALL CLEARLY INTO THE DEFINED GROWTH CATEGORY ARE ELIMINATED. IT IS TYPICAL TO FIND SECURITIES IN THIS INDEX THAT HAVE ENJOYED LONG AND SUCCESSFUL GROWTH TRENDS. IN ADDITION, THESE COMPANIES TYPICALLY HAVE HIGHER THAN AVERAGE RETURNS ON EQUITY AND LEVELS OF PROFITABILITY. AN INDIVIDUAL INVESTOR CANNOT INVEST DIRECTLY IN ANY INDEX.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.CURRENT PERFORMANCE MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

     LARGE COMPANY GROWTH PORTFOLIO                     [GRAPHIC OMITTED] TREES
     COMMENTARY - (CONTINUED)

                            COMPARATIVE PERFORMANCE
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY
          GROWTH PORTFOLIO, THE WILSHIRE 5000 INDEX, THE TARGET LARGE
          COMPANY GROWTH INDEX AND THE RUSSELL 1000 GROWTH INDEX FROM
                          INCEPTION THROUGH 12/31/03.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

            Large Company Growth     Wilshire     Target Large
            Portfolio Investment     5000         Company          Russell 1000
            Class Shares             Index        Growth Index     Growth Index*

9/30/92     10,000                   10,000       10,000           10,000
8/31/93     10,245                   11,704       10,299           10,676
8/31/94     10,893                   12,264       10,998           11,365
8/31/95     14,491                   14,958       13,727           14,164
8/31/96     17,665                   17,532       16,847           16,767
8/31/97     24,889                   24,066       24,058           23,367
8/31/98     27,777                   24,712       27,078           25,296
8/31/99     41,241                   34,317       40,720           37,521
8/31/00     53,135                   41,181       52,164           50,076
8/31/01     33,831                   30,655       32,851           27,380
8/31/02     26,229                   25,579       27,243           21,310
12/31/02    25,594                   24,812       26,682           20,465
12/31/03    32,364                   32,663       33,419           26,553

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Large Company Growth     Wilshire    Target Large
              Portfolio Institutional  5000        Company         Russell 1000
              Class Shares             Index       Growth Index    Growth Index*

7/15/96       10,000                   10,000      10,000          10,000
8/31/96       10,591                   10,468       9,778          10,523
8/31/97       14,942                   14,369      13,963          14,665
8/31/98       16,701                   14,755      15,716          15,876
8/31/99       24,850                   20,490      23,634          23,548
8/31/00       32,112                   24,588      30,276          31,428
8/31/01       20,510                   18,303      19,066          17,184
8/31/02       17,150                   15,272      15,823          13,374
12/31/02      16,752                   14,814      15,497          12,844
12/31/03      21,249                   19,501      19,410          16,665

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX** IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET LARGE COMPANY GROWTH INDEX** IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE LARGE GROWTH SECTOR OF THE MARKET. THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

* THE RUSSELL 1000 GROWTH INDEX HAS BEEN DETERMINED TO BE THE MOST APPROPRIATE INDEX TO BE USED FOR COMPARATIVE PURPOSES.IN THE FUTURE, THE WILSHIRE 5000 INDEX WILL NOT BE SHOWN.

** INDEX  PERFORMANCE  IS PRESENTED FOR GENERAL  COMPARATIVE PURPOSES.

     LARGE COMPANY VALUE PORTFOLIO                       [GRAPHIC OMITTED] TREES
     COMMENTARY

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

         ONE YEAR ENDED 12/31/03..............................    28.51%
         FIVE YEARS ENDED 12/31/03............................     2.75%
         TEN YEARS ENDED 12/31/03.............................     9.93%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

         ONE YEAR ENDED 12/31/03..............................    28.83%
         FIVE YEARS ENDED 12/31/03............................     3.02%
         INCEPTION (7/15/96) THROUGH 12/31/03.................     9.39%


The Large Company Value Portfolio's (the "Fund") Investment Class Shares rose 28.51% while Institutional Class Shares gained 28.83% during the year ended December 31, 2003 (the "period"). Both classes of the Fund underperformed the blended index that the Fund uses as a benchmark. The benchmark index was the Wilshire Target Large Company Value Index (the "Target Large Company Value Index") until April 25, 2003 when the benchmark index was changed to the Russell 1000 Value Index. This blended index returned 29.7% over the period.

The value style took a back seat to growth in the middle of year as investors preferred more speculative stocks. However, on a one year basis, the value style finished ahead of growth. The performance of the Fund during the period was lowered by its exposure to Financials and Consumer Staples. Consumer oriented stocks such as Newell Rubbermaid, Dollar Tree Stores and Kraft Foods had disappointing years with negative returns. Holdings in these stocks were harmful to Fund performance. Additionally, national banks as well as regional banks were harmful to the Fund's relative performance.

On a positive note, exposure to Telecomm, Industrials and Healthcare all benefited the Fund. General Electric drove Fund returns as the electronics giant posted impressive returns for the year.


* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED.FOR THE YEAR ENDED 12/31/03, FEES TOTALING 0.11% OF AVERAGE NET ASSETS WERE WAIVED.WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

THE TARGET LARGE COMPANY VALUE INDEX IS AN UNMANAGED INDEX, WHICH IS A FOCUSED MEASUREMENT OF THE LARGE VALUE SECTOR OF THE MARKET AND IS USED TO TRACK WILSHIRE ASSET MANAGEMENT'S LARGE COMPANY VALUE ACCOUNTS. THE INDEX IS COMPRISED OF LARGE COMPANIES THAT ARE MONITORED USING A VARIETY OF RELATIVE VALUE CRITERIA, THE GOAL OF WHICH IS TO CAPTURE THE MOST ATTRACTIVE VALUE OPPORTUNITIES AVAILABLE. A HIGH QUALITY PROFILE IS REQUIRED, ELIMINATING COMPANIES THAT ARE UNDERGOING ADVERSE FINANCIAL PRESSURES. COMPANIES THAT DO NOT FALL CLEARLY INTO THE DEFINED VALUE CATEGORY ARE ELIMINATED. AN INDIVIDUAL INVESTOR CANNOT INVEST DIRECTLY IN ANY INDEX.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.CURRENT PERFORMANCE MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

     LARGE COMPANY VALUE PORTFOLIO                       [GRAPHIC OMITTED] TREES
     COMMENTARY - (CONTINUED)

                             COMPARATIVE PERFORMANCE
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY
           VALUE PORTFOLIO, THE WILSHIRE 5000 INDEX, THE TARGET LARGE
            COMPANY VALUE INDEX AND THE RUSSELL 1000 VALUE INDEX FROM
                           INCEPTION THROUGH 12/31/03.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Large Company Value       Wilshire   Target Large
              Portfolio Investment      5000       Company          Russell 1000
              Class Shares              Index      Value Index      Value Index

9/30/92       10,000                    10,000     10,000           10,000
8/31/93       12,292                    11,704     12,336           12,513
8/31/94       11,850                    12,264     11,992           12,872
8/31/95       14,097                    14,958     14,588           15,340
8/31/96       16,568                    17,532     17,280           18,031
8/31/97       22,246                    24,066     23,427           25,160
8/31/98       22,544                    24,712     23,942           26,138
8/31/99       26,776                    34,317     28,665           34,001
8/31/00       26,837                    41,181     27,633           35,413
8/31/01       30,655                    29,091     29,221           35,018
8/31/02       25,907                    25,579     25,764           30,418
12/31/02      23,967                    24,812     23,832           29,527
12/31/03      30,797                    32,663     31,546           38,394


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Large Company Value       Wilshire     Target Large
              Portfolio Institutional   5000         Company        Russell 1000
              Class Shares              Index        Value Index    Value Index

7/15/96       10,000                    10,000       10,000         10,000
8/31/96       10,355                    10,468        9,962         10,368
8/31/97       13,905                    14,369       13,506         14,468
8/31/98       14,111                    14,755       13,803         15,031
8/31/99       16,796                    20,490       16,525         19,552
8/31/00       17,141                    24,588       15,931         20,364
8/31/01       18,303                    18,355       16,846         20,136
8/31/02       16,387                    15,272       14,853         17,492
12/31/02      15,168                    14,814       13,806         16,979
12/31/03      19,541                    19,501       18,275         22,078

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX** IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET LARGE COMPANY VALUE INDEX** IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE LARGE VALUE SECTOR OF THE MARKET. THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

* THE RUSSELL 1000 VALUE INDEX HAS BEEN DETERMINED TO BE THE MOST APPROPRIATE INDEX TO BE USED FOR COMPARATIVE PURPOSES.IN THE FUTURE, THE WILSHIRE 5000 INDEX WILL NOT BE SHOWN.

** INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

     SMALL COMPANY GROWTH PORTFOLIO                      [GRAPHIC OMITTED] TREES
     COMMENTARY


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 12/31/03..............................    37.02%
         FIVE YEARS ENDED 12/31/03............................     5.73%
         TEN YEARS ENDED 12/31/03.............................     7.44%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 12/31/03..............................    37.30%
         FIVE YEARS ENDED 12/31/03............................     5.95%
         INCEPTION (7/15/96) THROUGH 12/31/03.................     6.71%


The Small Company Growth Portfolio's (the "Fund") Investment Class Shares rose 37.02% while Institutional Class Shares gained 37.30% during the year ended December 31, 2003 (the "period"). Both classes of the Fund underperformed the blended index that the Fund uses as a benchmark. The benchmark index was the Wilshire Target Small Company Growth Index (the "Target Small Company Growth Index") until April 23, 2003 when the benchmark index was changed to the Russell 2000 Growth Index. This blended index returned 41.9% over the period.

The Fund experienced a significant amount of volatility during the year. The first quarter ended on a down note as markets struggled through geo-political crises. Investors shied away from the small growth style in favor of larger cap stocks. However, the final three quarters of the year provided small growth investors with double-digit quarterly returns for each quarter.

The primary driver of the Fund's underperformance relative to the blended benchmark index was stock selection in both the Healthcare and Technology sectors. Three stocks that helped the portfolio were Ade Corp, Cognizant Technology, and Visx Inc. Each one of these three securities gained more than 100% during the year.


* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED.FOR THE YEAR ENDED 12/31/03, FEES TOTALING 0.60% OF AVERAGE NET ASSETS WERE WAIVED.WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

THE TARGET SMALL COMPANY GROWTH INDEX IS AN UNMANAGED INDEX, WHICH IS A FOCUSED MEASUREMENT OF THE SMALL GROWTH SECTOR OF THE MARKET AND IS USED TO TRACK WILSHIRE ASSET MANAGEMENT'S SMALL COMPANY GROWTH ACCOUNTS. COMPANIES LISTED IN THIS INDEX ARE SMALL CAPITALIZATION COMPANIES. THESE COMPANIES HAVE ABOVE AVERAGE EARNINGS AND SALES GROWTH HISTORIES, ALTHOUGH THIS GROWTH NEED NOT BE AS STEADY OVER LONGER PERIODS, AS REQUIRED OF A LARGER COMPANY. COMPANIES THAT DO NOT FALL CLEARLY INTO THE DEFINED GROWTH CATEGORY ARE ELIMINATED. THESE COMPANIES TYPICALLY HAVE HIGHER THAN AVERAGE RETURNS ON EQUITY AND LEVELS OF PROFITABILITY AND OFTEN PAY LITTLE OR NO DIVIDENDS. AN INDIVIDUAL INVESTOR CANNOT INVEST DIRECTLY IN ANY INDEX. SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

     SMALL COMPANY GROWTH PORTFOLIO                      [GRAPHIC OMITTED] TREES
     COMMENTARY - (CONTINUED)

                             COMPARATIVE PERFORMANCE
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY
   GROWTH PORTFOLIO, THE WILSHIRE 5000 INDEX, THE TARGET SMALL COMPANY GROWTH INDEX, THE RUSSELL 1000 GROWTH INDEX AND THE RUSSELL 2000 GROWTH INDEX FROM
                           INCEPTION THROUGH 12/31/03.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

          Small Company Growth           Wilshire         Target Small
          Portfolio Investment           5000             Company           Russell 1000      Russell 2000
          Class Shares                   Index            Growth Index      Growth Index      Growth Index*
9/30/92   10,000                         10,000           10,000            10,000            10,000
8/31/93   12,850                         11,704           13,052            10,676            12,414
8/31/94   13,516                         12,264           13,952            11,365            12,790
8/31/95   16,632                         14,958           18,472            14,164            16,279
8/31/96   19,543                         17,532           20,480            16,767            17,793
8/31/97   22,506                         24,066           25,926            23,367            21,373
8/31/98   16,651                         24,712           19,067            25,296            15,750
8/31/99   20,114                         34,317           23,494            37,521            22,571
8/31/00   26,837                         41,181           31,124            50,076            31,391
8/31/01   23,115                         30,655           26,456            27,380            20,423
8/31/02   21,287                         25,579           24,831            21,310            15,109
12/31/02  20,553                         24,812           24,153            20,465            15,070
12/31/03  28,162                         32,663           33,471            26,553            22,385


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Small Company Growth       Wilshire         Target Small
              Portfolio Institutional    5000             Company            Russell 1000     Russell 2000
              Class Shares               Index            Growth Index       Growth Index     Growth Index*

7/15/96       10,000                     10,000           10,000             10,000           10,000
8/31/96       11,141                     10,468            9,642             10,523           10,871
8/31/97       12,828                     14,369           12,206             14,665           13,058
8/31/98        9,499                     14,755            8,977             15,876            9,623
8/31/99       11,497                     20,490           11,061             23,548           13,790
8/31/00       15,389                     24,588           14,653             31,428           19,179
8/31/01       13,287                     18,303           12,455             17,184           12,478
8/31/02       12,268                     15,272           11,690             13,374            9,231
12/31/02      11,830                     14,814           11,371             12,844            9,207
12/31/03      16,242                     19,501           15,758             16,665           13,677


PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX** IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET SMALL COMPANY GROWTH INDEX** IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE SMALL GROWTH SECTOR OF THE MARKET. THE RUSSELL 1000 GROWTH INDEX** IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2000 SMALLEST U.S. COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

* THE RUSSELL 2000 GROWTH INDEX HAS BEEN DETERMINED TO BE THE MOST APPROPRIATE INDEX TO BE USED FOR COMPARATIVE PURPOSES.IN THE FUTURE, THE WILSHIRE 5000 INDEX AND THE RUSSELL 1000 GROWTH INDEX WILL NOT BE SHOWN.

** INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

     SMALL COMPANY VALUE PORTFOLIO                       [GRAPHIC OMITTED] TREES
     COMMENTARY


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 12/31/03...............................    36.41%
         FIVE YEARS ENDED 12/31/03.............................     7.89%
         TEN YEARS ENDED 12/31/03..............................     9.44%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 12/31/03..............................    36.86%
         FIVE YEARS ENDED 12/31/03............................     8.16%
         INCEPTION (7/15/96) THROUGH 12/31/03.................    10.44%


The Small Company Value Portfolio's (the "Fund") Investment Class Shares gained 36.41% while Institutional Class Shares gained 36.86% during the year ended December 31, 2003 (the "period"). Both classes of the Fund underperformed the blended index that the Fund uses as a benchmark. The benchmark index was the Wilshire Target Small Company Value Index (the "Target Small Company Value Index") until April 23, 2003 when the benchmark index was changed to the Russell 2000 Value Index. This blended index returned 41.9% over the period.

The Fund rewarded investors with impressive absolute returns for the year, ending a three-year pattern of negative results. On a general style basis, the small value asset class performed the best year of the four style categories based on absolute performance for the period.

The Fund's underperformance relative to the benchmark stemmed mainly from its holdings in Information Technology. While the sector in general enjoyed a strong year, the Fund was harmed by selected stocks' failure to produce expected results. Healthcare was a bright spot for the Fund as Pacificare and Kindred Healthcare each turned in strong results for the period.




* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED.FOR THE YEAR ENDED 12/31/03, FEES TOTALING 0.60% OF AVERAGE NET ASSETS WERE WAIVED.WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

THE TARGET SMALL COMPANY VALUE INDEX IS AN UNMANAGED INDEX, WHICH IS A FOCUSED MEASUREMENT OF THE SMALL CAPITALIZATION VALUE SECTOR OF THE MARKET AND IS USED TO TRACK WILSHIRE ASSET MANAGEMENT'S SMALL COMPANY VALUE ACCOUNTS. THE INDEX IS COMPRISED OF SMALL COMPANIES.THESE COMPANIES ARE MONITORED USING A VARIETY OF RELATIVE VALUE CRITERIA IN ORDER TO CAPTURE THE MOST ATTRACTIVE VALUE OPPORTUNITIES AVAILABLE. A HIGH QUALITY PROFILE IS REQUIRED, ELIMINATING COMPANIES THAT ARE UNDERGOING ADVERSE FINANCIAL PRESSURES. COMPANIES THAT DO NOT FALL CLEARLY INTO THE DEFINED VALUE CATEGORY ARE ELIMINATED. AN INDIVIDUAL INVESTOR CANNOT INVEST DIRECTLY IN ANY INDEX. SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.CURRENT PERFORMANCE MAY BE LOWER OR HIGHER.THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

     SMALL COMPANY VALUE PORTFOLIO                       [GRAPHIC OMITTED] TREES
     COMMENTARY - (CONTINUED)

                             COMPARATIVE PERFORMANCE
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY
    VALUE PORTFOLIO, THE WILSHIRE 5000 INDEX, THE TARGET SMALL COMPANY VALUE INDEX, THE RUSSELL 1000 VALUE INDEX AND THE RUSSELL 2000 VALUE INDEX FROM
                           INCEPTION THROUGH 12/31/03.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Small Company Value     Wilshire        Target Small
              Portfolio Investment    5000            Company               Russell 1000       Russell 2000
              Class Shares            Index           Value Index           Value Index        Value Index*
9/30/92       10,000                  10,000          10,000                10,000             10,000
8/31/93       11,974                  11,704          12,570                12,513             13,100
8/31/94       11,972                  12,264          12,876                12,872             13,837
8/31/95       13,391                  14,958          14,880                15,340             16,385
8/31/96       14,735                  17,532          16,647                18,031             18,370
8/31/97       19,706                  24,066          22,554                25,160             25,242
8/31/98       17,975                  24,712          20,680                26,138             22,222
8/31/99       19,841                  34,317          22,142                34,001             25,351
8/31/00       18,684                  41,181          20,437                35,413             28,824
8/31/01       23,781                  30,655          26,145                35,018             34,024
8/31/02       22,048                  25,579          25,645                30,418             32,119
12/31/02      21,682                  24,812          24,547                29,527             31,292
12/31/03      29,577                  32,663          34,582                38,394             45,695

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Small Company Value     Wilshire        Target Small
              Portfolio Institutional 5000            Company               Russell 1000       Russell 2000
              Class Shares            Index           Value Index           Value Index        Value Index*

7/15/96       10,000                  10,000          10,000                10,000             10,000
8/31/96       10,304                  10,468           9,897                10,368             10,406
8/31/97       13,781                  14,369          13,408                14,468             14,299
8/31/98       12,578                  14,755          12,294                15,031             12,588
8/31/99       13,389                  20,490          13,163                19,552             14,361
8/31/00       12,638                  24,588          12,149                20,364             16,328
8/31/01       16,115                  18,303          15,543                20,136             19,274
8/31/02       15,578                  15,272          15,246                17,492             18,195
12/31/02      15,333                  14,789          14,618                16,979             17,727
12/31/03      20,985                  19,501          20,594                22,078             25,886


PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX** IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET SMALL COMPANY VALUE INDEX** IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE SMALL CAPITALIZATION VALUE SECTOR OF THE MARKET. THE RUSSELL 1000 VALUE INDEX** IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 1,000 U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED VALUES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

* THE RUSSELL 2000 VALUE INDEX HAS BEEN DETERMINED TO BE THE MOST APPROPRIATE INDEX TO BE USED FOR COMPARATIVE PURPOSES.IN THE FUTURE, THE WILSHIRE 5000 INDEX AND THE RUSSELL 1000 VALUE INDEX WILL NOT BE SHOWN.

** INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

     WILSHIRE 5000 INDEX PORTFOLIO                       [GRAPHIC OMITTED] TREES
     COMMENTARY


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/03..............................    29.62%
         INCEPTION (2/1/99) THROUGH 12/31/03..................    (1.01)%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/03..............................    30.05%
         INCEPTION (2/1/99) THROUGH 12/31/03..................    (0.73)%

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/03..............................    29.45%
         INCEPTION (5/10/00) THROUGH 12/31/03.................    (4.03)%

                             HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/03..............................    29.44%
         INCEPTION (12/10/99) THROUGH 12/31/03................    (1.24)%


The Wilshire 5000 Portfolio's (the "Fund") Investment Class Shares picked up 29.62% while Institutional Class Shares were also up 30.05% during the year ended December 31, 2003 (the "period"). Both classes of the Fund underperformed the Wilshire 5000 Index, as the Index gained 31.6% over the period. The gains of the Fund ended a three year trend of negative returns.

The Fund moved upwards after the first quarter as the uncertainty concerning military conflict in Iraq was resolved. Technology stocks were the driver of Fund returns as that important area of the market gained approximately 50% for the year. The Fund was hurt by its holdings in the Consumer Discretionary sector. Newell Rubbermaid and Eastman Kodak fell during the year, lowering Fund returns. The Healthcare sector was a drag on relative performance, as Merck & Co and Johnson & Johnson turned in disappointing years. While the accounting scandals of 2002 did not, for the most part, carry over into 2003, the Fund was impacted by the isolated accounting scandal at Healthsouth Corporation.

Positive notes for Fund performance came from technology giants Intel and Cisco, which both recorded strong years. Additionally, financial stocks such as Citigroup and JP Morgan Chase added to Fund performance with impressive returns.


* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED.FOR THE YEAR ENDED 12/31/03, THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA.AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

     WILSHIRE 5000 INDEX PORTFOLIO                       [GRAPHIC OMITTED] TREES
     COMMENTARY - (CONTINUED)

                             COMPARATIVE PERFORMANCE
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE 5000
  INDEX PORTFOLIO AND THE WILSHIRE 5000 INDEX FROM INCEPTION THROUGH 12/31/03.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Wilshire 5000
              Index Portfolio         Wilshire
              Investment              5000
              Class Shares            Index

2/1/99        10,000                  10,000
8/31/99       10,320                  10,347
8/31/00       12,295                  12,416
8/31/01        9,120                   9,245
8/31/02        7,585                   7,714
12/31/02       7,340                   7,483
12/31/03       9,514                   9,851

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Wilshire 5000
              Index Portfolio         Wilshire
              Institutional           5000
              Class Shares            Index

2/1/99        10,000                  10,000
8/31/99       10,330                  10,347
8/31/00       12,339                  12,416
8/31/01        9,185                   9,245
8/31/02        7,662                   7,714
12/31/02       7,418                   7,483
12/31/03       9,648                   9,851


PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

     WILSHIRE 5000 INDEX PORTFOLIO                       [GRAPHIC OMITTED] TREES
     COMMENTARY - (CONTINUED)

                             COMPARATIVE PERFORMANCE
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE 5000
  INDEX PORTFOLIO AND THE WILSHIRE 5000 INDEX FROM INCEPTION THROUGH 12/31/03.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Wilshire 5000
              Index Portfolio         Wilshire
              Horace Mann             5000
              Class                   Index

12/10/99      10,000                  10,000
8/31/00       12,308                  11,785
8/31/01        9,134                   8,773
8/31/02        7,595                   7,320
12/31/02       7,348                   7,100
12/31/03       9,451                   9,346


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Wilshire 5000
              Index Portfolio         Wilshire
              Qualified               5000
              Class                   Index

5/10/00       10,000                  10,000
8/31/00       11,179                  10,895
8/31/01        8,284                   8,110
8/31/02        6,882                   6,767
12/31/02       6,660                   6,564
12/31/03       8,622                   8,641

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
COMMON STOCKS - 98.4%

         Aerospace - 0.5%
 31,600  Boeing Company .............. $  1,331,624
  1,400  General Dynamics Corporation       126,546
  4,400  L-3 Communications
           Holdings, Inc.* ...........      225,984
 16,300  Lockheed Martin Corporation .      837,820
                                       -----------
                                          2,521,974
                                       ------------

         Air Transportation - 0.3%
 23,800  Delta Air Lines, Inc.* ......      281,078
  6,600  JetBlue Airways Corporation*       175,032
 14,700  SkyWest, Inc. ...............      266,364
 61,400  Southwest Airlines Company ..      990,996
                                       ------------
                                          1,713,470
                                       ------------

         Apparel - 0.2%
  9,600  Coach, Inc.* ................      362,400
  6,800  Columbia Sportswear Company*       370,600
 10,100  Jones Apparel Group, Inc. ...      355,823
  3,400  Timberland Company, Class A*       177,038
                                       ------------
                                          1,265,861
                                       ------------

         Banks - 1.3%
 18,400  Bank of America Corporation .    1,479,912
 10,300  Fifth Third Bancorp .........      608,730
 46,456  Hudson City Bancorp, Inc. ...    1,773,690
  4,900  KeyCorp .....................      143,668
  7,000  Mellon Financial Corporation       224,770
  6,800  National City Corporation ...      230,792
  4,233  New York Community
           Bancorp, Inc. .............      161,066
 14,200  State Street Corporation ....      739,536
  5,700  U.S. Bancorp ................      169,746
 19,300  Wachovia Corporation ........      899,187
  3,800  Wells Fargo & Company .......      223,782
                                       ------------
                                          6,654,879
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Machines - 12.8%
 14,800  3Com Corporation* ........... $    120,916
  8,600  Adaptec, Inc.* ..............       75,938
 13,100  Adobe Systems, Inc. .........      514,830
 40,600  BMC Software, Inc.* .........      757,190
705,278  Cisco Systems, Inc.* ........   17,131,203
 49,200  Compuware Corporation* ......      297,168
190,600  Dell, Inc.* .................    6,472,776
176,400  EMC Corporation* ............    2,279,088
122,700  Hewlett-Packard Company .....    2,818,419
 97,400  International Business
           Machines Corporation ......    9,027,032
 16,700  Lexmark International, Inc.*     1,313,288
633,348  Microsoft Corporation .......   17,442,404
 21,100  Network Appliance, Inc.* ....      433,183
401,200  Oracle Corporation* .........    5,295,840
  7,800  Pitney Bowes, Inc. ..........      316,836
 23,900  SanDisk Corporation* ........    1,461,246
  5,100  Storage Technology
           Corporation* ..............      131,325
 93,800  Xerox Corporation* ..........    1,294,440
 ..................................... ------------
                                         67,183,122
                                       ------------

         Business Services - 5.2%
 18,790  Accenture, Ltd., Class A* ...      494,553
 13,000  Affiliated Computer
           Services, Inc., Class A* ..      707,980
 32,328  Automatic Data Processing, Inc.  1,280,512
 18,500  BearingPoint, Inc.* .........      186,665
  7,600  Catalina Marketing Corporation*    153,216
 20,700  CDW Corporation .............    1,195,632
 37,300  Cendant Corporation* ........      830,671
 16,800  Ceridian Corporation* .......      351,792
 30,200  CheckFree Corporation* ......      835,030
  2,100  Cintas Corporation ..........      105,273
 24,300  Citrix Systems, Inc.* .......      515,403
  9,800  Cognizant Technology
           Solutions Corporation* ....      447,272
 48,300  Computer Associates
           International, Inc. .......    1,320,522
 43,100  Convergys Corporation* ......      752,526
 40,580  eBay, Inc.* .................    2,621,062


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)
                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
 21,700  Electronic Data Systems
           Corporation ............... $    532,518
  5,100  FactSet Research Systems, Inc.     194,871
 23,700  Fair Isaac Corporation ......    1,165,092
 41,500  First Data Corporation ......    1,705,235
 24,500  Fiserv, Inc.* ...............      967,995
  3,500  Getty Images, Inc., Class A*       175,455
 11,700  H & R Block, Inc. ...........      647,829
 20,000  Ingram Micro, Inc., Class A*       318,000
 13,600  Interpublic Group of
           Companies, Inc.* ..........      212,160
  4,600  Intuit, Inc.* ...............      243,386
 58,500  Juniper Networks, Inc.* .....    1,092,780
  4,600  Macromedia, Inc.* ...........       82,064
  8,700  Mercury Interactive Corporation*   423,168
  8,200  Monster Worldwide, Inc.* ....      180,072
 13,600  NetScreen Technologies, Inc.*      336,600
  8,900  Network Associates, Inc.* ...      133,856
  7,600  Omnicom Group, Inc. .........      663,708
 14,024  Paychex, Inc. ...............      521,693
  8,200  Pixar, Inc.* ................      568,178
  9,200  Polycom, Inc.* ..............      179,584
 21,800  Red Hat, Inc.* ..............      409,186
  7,000  Robert Half International, Inc.*   163,380
  5,000  SunGard Data Systems, Inc.* .      138,550
 60,100  Symantec Corporation* .......    2,082,465
  5,500  Synopsys, Inc.* .............      185,680
  8,300  Tech Data Corporation* ......      329,427
  3,600  Total System Services, Inc. .      112,068
 30,600  VeriSign, Inc.* .............      498,780
 41,100  VERITAS Software Corporation*    1,527,276
                                       ------------
                                         27,589,165
                                       ------------

         Chemicals - 0.1%
  2,000  du Pont (E.I.) de Nemours
           & Company .................       91,780
  3,200  Ecolab, Inc. ................       87,584
  6,400  Engelhard Corporation .......      191,680
 14,200  OM Group, Inc.* .............      371,898
                                       ------------
                                            742,942
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Construction - 0.6%
  2,800  Centex Corporation .......... $    301,420
 13,600  D.R. Horton, Inc. ...........      588,336
  2,500  Hovnanian Enterprises, Inc.,
           Class A* ..................      217,650
  3,600  Lennar Corporation ..........      345,600
 11,213  Masco Corporation ...........      307,348
  2,327  NVR, Inc.* ..................    1,084,382
  3,700  Toll Brothers, Inc.* ........      147,112
                                       ------------
                                          2,991,848
                                       ------------

         Consumer Durables - 0.6%
 12,200  Maytag Corporation ..........      339,770
  4,000  Mohawk Industries, Inc.* ....      282,160
 22,750  Rent-A-Center, Inc.* ........      679,770
 25,700  Whirlpool Corporation .......    1,867,105
                                       ------------
                                          3,168,805
                                       ------------

         Containers - 0.2%
  3,900  Ball Corporation ............      232,323
 18,300  Sealed Air Corporation* .....      990,762
                                       ------------
                                          1,223,085
                                       ------------

         Cosmetics - 0.4%
 10,900  Alberto-Culver Company,
           Class B ...................      687,572
 18,500  Colgate-Palmolive Company ...      925,925
 19,800  Gillette Company ............      727,254
                                       ------------
                                          2,340,751
                                       ------------

         Domestic Oil - 0.2%
 12,400  Chesapeake Energy Corporation      168,392
 28,600  Marathon Oil Corporation ....      946,374
                                       ------------
                                          1,114,766
                                       ------------

         Drugs & Medicine - 23.9%
141,186  Abbott Laboratories .........    6,579,268
 17,800  AdvancePCS* .................      937,348
  3,300  Allergan, Inc. ..............      253,473
 13,950  American Pharmaceutical
           Partners, Inc.* ...........      468,720
  7,300  AmerisourceBergen Corporation      409,895


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
149,868  Amgen, Inc.* ................ $  9,261,842
  8,900  Amylin Pharmaceuticals, Inc.*      197,758
 13,800  Anthem, Inc.* ...............    1,035,000
  5,400  Barr Laboratories, Inc.* ....      415,530
 46,900  Baxter International, Inc. ..    1,431,388
  4,500  Becton, Dickinson & Company .      185,130
  9,600  Biogen Idec, Inc.* ..........      353,088
  5,700  Biomet, Inc. ................      207,537
 82,700  Boston Scientific Corporation*   3,040,052
101,850  Bristol-Myers Squibb Company     2,912,910
 35,223  Cardinal Health, Inc. .......    2,154,239
 53,000  Caremark Rx, Inc.* ..........    1,342,490
 22,800  Celgene Corporation* ........    1,026,456
  2,300  Chiron Corporation* .........      131,077
 34,300  Coventry Health Care, Inc.* .    2,212,007
 11,700  DaVita, Inc.* ...............      456,300
 12,600  Edwards Lifesciences Corporation*  379,008
  3,400  Eon Labs, Inc.* .............      173,230
  3,600  Express Scripts, Inc.* ......      239,148
 28,100  Forest Laboratories, Inc.* ..    1,736,580
 31,300  Genentech, Inc.* ............    2,928,741
 14,700  Genzyme Corporation* ........      725,298
 20,400  Gilead Sciences, Inc.* ......    1,186,056
 18,500  HCA, Inc. ...................      794,760
  3,900  Health Management Associates,
           Inc., Class A .............       93,600
 29,500  Health Net, Inc.* ...........      964,650
 18,800  Henry Schein, Inc.* .........    1,270,504
 10,700  Humana, Inc.* ...............      244,495
 15,400  ICOS Corporation* ...........      635,712
 17,900  ImClone Systems, Inc.* ......      709,914
  3,800  Invitrogen Corporation* .....      266,000
 15,800  IVAX Corporation* ...........      377,304
226,778  Johnson & Johnson ...........   11,715,351
 18,400  King Pharmaceuticals, Inc.* .      280,784
 49,900  Lilly (Eli) & Company .......    3,509,467
 16,900  Lincare Holdings, Inc.* .....      507,507
 14,100  McKesson Corporation ........      453,456
 18,218  Medco Health Solutions, Inc.*      619,230
  5,000  Medicines Company* ..........      147,300
  2,000  Medicis Pharmaceutical
           Corporation, Class A ......      142,600

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
 25,200  MedImmune, Inc.* ............ $    640,080
 65,034  Medtronic, Inc. .............    3,161,303
199,550  Merck & Company, Inc. .......    9,219,210
 17,900  Mid Atlantic Medical
           Services, Inc.* ...........    1,159,920
 34,100  Millennium Pharmaceuticals,
           Inc.* .....................      636,647
 32,900  Mylan Laboratories, Inc.* ...      831,054
  7,300  Oxford Health Plans, Inc.* ..      317,550
  7,200  PacifiCare Health Systems,
           Inc.* .....................      486,720
 11,200  Patterson Dental Company* ...      718,592
684,772  Pfizer, Inc. ................   24,192,995
 10,200  Pharmaceutical Product
           Development, Inc.* ........      275,094
 13,700  Pharmaceutical Resources,
           Inc.* .....................      892,555
  1,800  Quest Diagnostics, Inc. .....      131,598
  3,000  ResMed, Inc.* ...............      124,620
107,258  Schering-Plough Corporation .    1,865,217
 20,400  Sepracor, Inc.* .............      488,172
 12,550  St. Jude Medical, Inc.* .....      769,942
 12,100  Stryker Corporation .........    1,028,621
 24,200  Tenet Healthcare Corporation*      388,410
 48,500  UnitedHealth Group, Inc. ....    2,821,730
 25,900  Valeant Pharmaceuticals
           International .............      651,385
 18,100  Varian Medical Systems, Inc.*    1,250,710
 19,000  Watson Pharmaceuticals, Inc.*      874,000
 16,200  WellChoice, Inc.* ...........      558,900
 13,100  WellPoint Health Networks,
           Inc.* .....................    1,270,569
 42,400  Western Digital Corporation*       499,896
118,100  Wyeth .......................    5,013,345
  8,200  Zimmer Holdings, Inc.* ......      577,280
                                       ------------
                                        125,958,318
                                       ------------

         Electronics - 9.8%
 30,700  Altera Corporation* .........      696,890
 21,600  Amkor Technology, Inc.* .....      393,336
 38,900  Analog Devices, Inc.* .......    1,775,785
 90,656  Applied Materials, Inc.* ....    2,035,227
 22,200  Applied Micro Circuits
           Corporation* ..............      132,756
 21,500  Arrow Electronics, Inc.* ....      497,510


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Electronics (continued)
 61,700  Atmel Corporation* .......... $    370,817
  5,700  Broadcom Corporation, Class A*     194,313
 41,700  Brocade Communications
           Systems, Inc.* ............      241,026
 11,300  Cadence Design Systems, Inc.*      203,174
 24,400  Cree, Inc.* .................      431,636
 34,400  Cypress Semiconductor Corporation* 734,784
 15,200  Fairchild Semiconductor
           International, Inc.* ......      379,544
 21,400  Foundry Networks, Inc.* .....      585,504
 46,050  Guidant Corporation .........    2,772,210
 15,800  Integrated Device Technology,
           Inc.* .....................      271,286
728,484  Intel Corporation ...........   23,457,185
  5,300  Intersil Corporation,
           Class A* ..................      131,705
 20,100  Jabil Circuit, Inc.* ........      568,830
 17,200  KLA-Tencor Corporation* .....    1,009,124
 13,700  Lam Research Corporation* ...      442,510
 37,000  Linear Technology Corporation    1,556,590
119,500  LSI Logic Corporation* ......    1,059,965
 12,020  Maxim Integrated Products,
           Inc. ......................      598,596
 15,687  Microchip Technology, Inc. ..      523,318
 22,500  Micron Technology, Inc.* ....      303,075
 25,600  National Semiconductor
           Corporation* ..............    1,008,896
  3,200  Novellus Systems, Inc.* .....      134,560
 23,900  NVIDIA Corporation* .........      555,675
 56,000  PMC-Sierra, Inc.* ...........    1,128,400
  5,600  QLogic Corporation* .........      288,960
 70,700  Sanmina-SCI Corporation* ....      891,527
  5,700  Silicon Laboratories, Inc.* .      246,354
 34,800  Solectron Corporation* ......      205,668
152,200  Texas Instruments, Inc. .....    4,471,636
  8,150  Waters Corporation* .........      270,254
 32,600  Xilinx, Inc.* ...............    1,262,924
                                       ------------
                                         51,831,550
                                       ------------

         Energy & Utilities - 0.4%
 46,100  AES Corporation* ............      435,184
 20,700  Edison International* .......      453,951
  2,100  Entergy Corporation .........      119,973
  1,400  Exelon Corporation ..........       92,904
 27,000  Williams Companies, Inc. ....      265,140
 29,900  Xcel Energy, Inc. ...........      507,702
                                       ------------
                                          1,874,854
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Energy - Raw Materials - 0.5%
  2,400  Apache Corporation .......... $    194,640
  5,000  BJ Services Company* ........      179,500
 16,700  FMC Technologies, Inc.* .....      389,110
 59,300  Halliburton Company .........    1,541,800
  2,700  Tidewater, Inc. .............       80,676
                                       ------------
                                          2,385,726
                                       ------------

         Food & Agriculture - 2.9%
 15,400  AGCO Corporation* ...........      310,156
124,700  Coca-Cola Company ...........    6,328,525
 85,600  Coca-Cola Enterprises, Inc. .    1,872,072
 10,700  Dean Foods Company* .........      351,709
 93,400  PepsiCo, Inc. ...............    4,354,308
 12,900  Sara Lee Corporation ........      280,059
 50,976  Sysco Corporation ...........    1,897,836
                                       ------------
                                         15,394,665
                                       ------------

         Gold - 0.1%
 13,100  Newmont Mining Corporation ..      636,791
                                       ------------

         Insurance - 1.6%
  4,700  Aetna, Inc.* ................      317,626
  9,600  AFLAC, Inc. .................      347,328
  8,000  Allstate Corporation ........      344,160
 35,700  American International
           Group, Inc. ...............    2,366,196
 10,900  CIGNA Corporation ...........      626,750
 34,700  Fidelity National Financial,
           Inc. ......................    1,345,666
 30,900  Marsh & McLennan
           Companies, Inc. ...........    1,479,801
  4,500  MGIC Investment Corporation .      256,230
 13,100  Nationwide Financial Services,
           Inc., Class A .............      433,086
  6,800  PMI Group, Inc. .............      253,164
  4,300  Progressive Corporation .....      359,437
  3,400  Radian Group, Inc. ..........      165,750
 12,200  UnumProvident Corporation ...      192,394
                                       ------------
                                          8,487,588
                                       ------------

         International Oil - 0.4%
  3,900  Burlington Resources, Inc. ..      215,982
  7,700  ConocoPhillips ..............      504,889
 28,250  Exxon Mobil Corporation .....    1,158,250
                                       ------------
                                          1,879,121
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)


                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Liquor - 0.4%
 35,700  Anheuser-Busch Companies,
           Inc. ...................... $  1,880,676
                                       ------------

         Media - 2.3%
 23,600  Cablevision Systems New York
           Group, Class A* ..........       552,004
 35,300  Comcast Corporation, Class A*    1,160,311
 24,200  Comcast Corporation, Special
           Class A* .................       756,976
  9,400  Cox Communications, Inc.,
           Class A* .................       323,830
 29,900  EchoStar Communications
           Corporation, Class A* ....     1,016,600
 27,900  Entravision Communications
           Corporation, Class A* ....       309,690
 16,400  Fox Entertainment Group, Inc.,
           Class A* .................       478,060
 86,600  Liberty Media Corporation,
           Class A* .................     1,029,674
  4,700  McGraw-Hill Companies, Inc.        328,624
  4,200  Scholastic Corporation* ....       142,968
  1,400  Scripps (E.W.) Company,
           Class A ..................       131,796
233,800  Time Warner, Inc.* .........     4,206,062
 11,945  Univision Communications,
           Inc.,
           Class A* .................       474,097
 10,900  Viacom, Inc., Class B ......       483,742
  7,500  Walt Disney Company ........       174,975
  7,500  Westwood One, Inc.* ........       256,575
 17,600  XM Satellite Radio Holdings, Inc.,
           Class A* .................       463,936
                                       ------------
                                         12,289,920
                                       ------------

         Miscellaneous - 0.5%
  3,600  Weight Watchers
           International, Inc.* .....       138,132
 61,400  Yahoo, Inc.* ...............     2,773,438
                                       ------------
                                          2,911,570
                                       ------------

         Miscellaneous Finance - 7.7%
 29,600  American Express Company ...     1,427,608
 27,700  AmeriCredit Corporation* ...       441,261
 14,700  Ameritrade Holding Corporation*    206,829

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Miscellaneous Finance (continued)
 55,000  Capital One Financial
           Corporation ..............  $  3,370,950
  1,500  Chicago Mercantile Exchange        108,540
 75,800  Citigroup, Inc. ............     3,679,332
  5,200  Countrywide Financial
           Corporation ..............       394,420
 27,150  Doral Financial Corporation        876,402
  5,000  Equifax, Inc. ..............       122,500
137,200  Fannie Mae .................    10,298,232
  2,800  Franklin Resources, Inc. ...       145,768
 66,100  Freddie Mac ................     3,854,952
  9,500  Friedman, Billings, Ramsey
           Group, Inc. ..............       219,260
  3,400  Goldman Sachs Group, Inc. ..       335,682
 56,800  J. P. Morgan Chase & Company     2,086,264
 14,400  Janus Capital Group, Inc. ..       236,304
  4,000  Lehman Brothers Holdings, Inc.     308,880
189,450  MBNA Corporation ...........     4,707,832
 27,300  Merrill Lynch & Company, Inc.    1,601,145
 27,200  Moody's Corporation ........     1,646,960
 13,600  Morgan Stanley .............       787,032
  3,700  Nuveen Investments, Class A         98,642
 38,400  Providian Financial
           Corporation* .............       446,976
 30,500  Schwab (Charles) Corporation       361,120
 12,700  SEI Investments Company ....       386,969
 49,000  SLM Corporation ............     1,846,320
  3,529  T. Rowe Price Group, Inc. ..       167,310
  3,900  Washington Mutual, Inc. ....       156,468
                                       ------------
                                         40,319,958
                                       ------------

         Motor Vehicles - 0.6%
  3,300  ArvinMeritor, Inc. .........        79,596
 29,600  General Motors Corporation .     1,580,640
 23,128  Harley-Davidson, Inc. ......     1,099,274
  4,000  PACCAR, Inc. ...............       340,480
                                       ------------
                                          3,099,990
                                       ------------

         Non-Durables & Entertainment - 2.5%
  7,400  CBRL Group, Inc. ...........       283,124
 13,400  Dial Corporation ...........       381,498
 23,700  Electronic Arts, Inc.* .....     1,132,386


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Non-Durables & Entertainment (continued)
 31,700  GTECH Holdings Corporation .. $  1,568,833
 22,300  InterActiveCorp* ............      756,639
 21,100  International Game Technology      753,270
 11,550  Kimberly-Clark Corporation ..      682,489
 15,900  Marvel Enterprises, Inc.* ...      462,849
 71,300  Procter & Gamble Company ....    7,121,444
                                       ------------
                                         13,142,532
                                       ------------

         Non-Ferrous Metals - 0.3%
  3,800  Alcoa, Inc. .................      144,400
 27,100  Freeport-McMoRan Copper &
           Gold, Inc., Class B .......    1,141,723
  1,200  Phelps Dodge Corporation* ...       91,308
                                       ------------
                                          1,377,431
                                       ------------

         Optical & Photo - 0.0%**
  5,100  Oakley, Inc. ................       70,584
                                       ------------

         Paper & Forest Products - 0.1%
  9,400  Weyerhaeuser Company ........      601,600
                                       ------------

         Producer Goods - 4.7%
 28,300  3M Company ..................    2,406,349
  2,200  American Standard
           Companies, Inc.* ..........      221,540
  5,672  Avery Dennison Corporation ..      317,745
  3,000  Danaher Corporation .........      275,250
 10,800  Fastenal Company ............      539,352
 13,600  Fisher Scientific
           International, Inc.* ......      562,632
571,200  General Electric Company ....   17,695,776
 36,400  Honeywell International, Inc.    1,216,852
  2,900  Illinois Tool Works, Inc. ...      243,339
  3,100  Johnson Controls, Inc. ......      359,972
 17,800  Pall Corporation ............      477,574
  7,000  W.W. Grainger, Inc. .........      331,730
                                       ------------
                                         24,648,111
                                       ------------

         Restaurants - 0.3%
 10,200  Applebee's International, Inc.     400,554
 27,900  McDonald's Corporation ......      692,757

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Restaurants (continued)
  3,400  Outback Steakhouse, Inc. .... $    150,314
  6,900  Ruby Tuesday, Inc. ..........      196,581
  4,000  Starbucks Corporation* ......      132,240
                                       ------------
                                          1,572,446
                                       ------------

         Retail - 9.4%
 12,900  Abercrombie & Fitch Company,
           Class A* ..................      318,759
  6,900  Advance Auto Parts, Inc.* ...      561,660
 22,800  Amazon.com, Inc.* ...........    1,200,192
  9,900  American Eagle Outfitters,
           Inc.* .....................      162,360
 16,064  AutoZone, Inc.* .............    1,368,814
 35,450  Bed Bath & Beyond, Inc. .....    1,536,758
 46,300  Best Buy Company, Inc.* .....    2,418,712
  5,200  BJ's Wholesale Club, Inc.* ..      119,392
  9,100  Blockbuster, Inc., Class A ..      163,345
 17,900  Costco Wholesale Corporation*      665,522
 10,900  CVS Corporation .............      393,708
 12,500  Dollar General Corporation ..      262,375
 15,300  Dollar Tree Stores, Inc.* ...      459,918
  3,800  Family Dollar Stores, Inc. ..      136,344
 47,100  Gap, Inc. ...................    1,093,191
318,982  Home Depot, Inc. ............   11,320,671
  5,228  Kohl's Corporation* .........      234,946
 62,500  Kroger Company* .............    1,156,875
 87,678  Lowe's Companies, Inc. ......    4,856,484
  6,300  Michaels Stores, Inc. .......      278,460
  5,850  Pacific Sunwear of California,
           Inc.* .....................      123,552
 28,446  PETsMART, Inc. ..............      677,015
 18,600  RadioShack Corporation ......      570,648
 60,500  Rite Aid Corporation* .......      365,420
 29,200  Ross Stores, Inc. ...........      771,756
 18,700  Safeway, Inc.* ..............      409,717
 45,100  Sears, Roebuck & Company ....    2,051,599
 48,050  Staples, Inc.* ..............    1,311,765
 53,900  Target Corporation ..........    2,069,760
  2,200  Tiffany & Company ...........       99,440
 13,800  TJX Companies, Inc. .........      304,290
202,700  Wal-Mart Stores, Inc. .......   10,753,235
 34,150  Walgreen Company ............    1,242,377
  8,500  Williams-Sonoma, Inc.* ......      295,545
                                       ------------
                                         49,754,605
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Schools - 1.1%
 48,256  Apollo Group, Inc., Class A*  $  3,281,408
 44,600  Career Education Corporation*    1,787,122
  6,300  Corinthian Colleges, Inc.* ..      350,028
  2,400  ITT Educational Services,
           Inc.* .....................      112,728
  3,900  University of Phoenix
           Online* ...................      268,827
                                       ------------
                                          5,800,113
                                       ------------

         Steel - 0.1%
  7,800  Nucor Corporation ...........      436,800
                                       ------------

         Telecommunications - 3.6%
 11,000  ADTRAN, Inc. ................      341,000
 23,800  American Tower Corporation,
           Class A* ..................      257,516
223,500  AT&T Wireless Services, Inc.*    1,785,765
 48,900  Avaya, Inc.* ................      632,766
 16,700  BellSouth Corporation .......      472,610
 40,600  CIENA Corporation* ..........      269,584
 55,600  Citizens Communications
           Company* ..................      690,552
 30,400  Comverse Technology, Inc.* ..      534,736
162,200  Corning, Inc.* ..............    1,691,746
 26,700  Crown Castle International
           Corporation* ..............      294,501
 14,500  InterDigital Communications
           Corporation* ..............      299,280
 32,700  Level 3 Communications, Inc.*      186,390
177,500  Motorola, Inc. ..............    2,497,425
 87,100  Nextel Communications, Inc.,
            Class A* .................    2,444,026
 38,400  Nextel Partners, Inc.,
           Class A* ..................      516,480
 29,200  Nokia Oyj, ADR ..............      496,400
 74,950  QUALCOMM, Inc. ..............    4,042,054
  7,500  Scientific-Atlanta, Inc. ....      204,750
 26,500  Sprint Corporation ..........      435,130
 62,400  Tellabs, Inc.* ..............      526,032
  3,600  UTStarcom, Inc.* ............      133,452
                                       ------------
                                         18,752,195
                                       ------------

         Tobacco - 1.6%
157,500  Altria Group, Inc. ..........    8,571,150
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Travel & Recreation - 0.4%
 16,100  Callaway Golf Company ....... $    271,285
  4,300  Harrah's Entertainment, Inc.       214,011
 21,500  Hilton Hotels Corporation ...      368,295
 33,600  Royal Caribbean Cruises, Ltd.    1,168,944
                                       ------------
                                          2,022,535
                                       ------------

         Trucking & Freight - 0.8%
  7,100  C.H. Robinson Worldwide, Inc.      269,161
  2,500  CNF, Inc. ...................       84,750
 11,400  J.B. Hunt Transport
           Services, Inc.* ...........      307,914
  8,700  Ryder System, Inc. ..........      297,105
 41,000  United Parcel Service, Inc.,
           Class B ...................    3,056,550
                                       ------------
                                          4,015,480
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $417,052,858) .......  518,226,977
                                       ------------
EXCHANGE TRADED FUNDS - 0.1%
  4,800  Nasdaq-100 Index Tracking Stock    175,008
  3,164  SPDR Trust Series 1 .........      352,090
                                       ------------
         TOTAL EXCHANGE TRADED FUNDS
           (Cost $485,298) ...........      527,098
                                       ------------

TOTAL INVESTMENTS
   (Cost $417,538,156***) .....  98.5%  518,754,075
OTHER ASSETS AND LIABILITIES
   (Net) ......................   1.5%    7,718,390
                                ------ ------------
NET ASSETS .................... 100.0% $526,472,465
                                =====  ============

-------------------
 *    Non-income  producing  security.
**    Amount represents less than 0.1% of net assets.
*** Aggregate cost for Federal tax purposes, not including futures, is $425,237,655.
 ADR  American Depository Receipt

FUTURES CONTRACTS
   Number of                             Unrealized
   Contracts                            Appreciation
   ----------                          ------------
     20  S&P 500 Index,
           March 2004 ................  $   206,904
                                        ===========

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
COMMON STOCKS - 98.0%

         Aerospace - 1.0%
  1,385  General Dynamics Corporation  $    125,190
  6,400  Goodrich Corporation ........      190,016
    400  Lockheed Martin Corporation .       20,560
  2,285  Northrop Grumman Corporation       218,446
  2,600  Rockwell Collins, Inc. ......       78,078
                                       ------------
                                            632,290
                                       ------------

         Air Transportation - 0.1%
  2,500  Southwest Airlines Company ..       40,350
                                       ------------

         Apparel - 0.3%
  1,900  Jones Apparel Group, Inc. ...       66,937
    700  Nike, Inc., Class B .........       47,922
  2,600  V.F. Corporation ............      112,424
                                       ------------
                                            227,283
                                       ------------

         Banks - 15.1%
 10,100  AmSouth Bancorporation ......      247,450
  5,000  Astoria Financial Corporation      186,000
 18,554  Bank of America Corporation .    1,492,298
  5,100  Bank of New York Company,
           Inc. ......................      168,912
  8,500  Bank One  Corporation .......      387,515
  1,081  Charter One Financial, Inc. .       37,348
    600  City National Corporation ...       37,272
  5,300  Commerce Bancorp, Inc. ......      279,204
 10,500  Fifth Third Bancorp .........      620,550
 22,818  FleetBoston Financial
           Corporation ...............      996,006
  3,000  Golden West Financial
           Corporation ...............     309,570
  3,300  Hudson City Bancorp, Inc. ...      125,994
  9,600  Huntington Bancshares, Inc. .      216,000
 17,900  KeyCorp .....................      524,828
  3,900  Mellon Financial Corporation       125,229
 22,500  National City Corporation ...      763,650
  2,100  North Fork Bancorporation,
           Inc. ......................       84,987
  5,800  Northern Trust Corporation ..      269,236
  4,900  PNC Financial Services Group       268,177
  1,000  Popular, Inc. ...............       44,940
  6,300  Regions Financial Corporation      234,360

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Banks (continued)
  3,300  SouthTrust Corporation ...... $    108,009
  4,300  State Street Corporation ....      223,944
  7,900  SunTrust Banks, Inc. ........      564,850
  2,000  Synovus Financial Corporation       57,840
  1,200  TCF Financial Corporation ...       61,620
  9,900  U.S. Bancorp ................      294,822
  3,100  UnionBanCal Corporation .....      178,374
 14,100  Wachovia Corporation ........      656,919
  7,000  Wells Fargo & Company .......      412,230
    300  Zions Bancorporation ........       18,399
                                       ------------
                                          9,996,533
                                       ------------

         Business Machines - 3.0%
  8,800  3Com Corporation* ...........       71,896
  3,600  BMC Software, Inc.* .........       67,140
 37,000  Hewlett-Packard Company .....      849,890
 10,100  International Business
           Machines Corporation ......      936,068
  1,001  NCR Corporation* ............       38,839
  1,400  Siebel Systems, Inc.* .......       19,418
  1,300  Sun Microsystems, Inc.* .....        5,837
                                       ------------
                                          1,989,088
                                       ------------

         Business Services - 2.1%
 11,300  Allied Waste Industries, Inc.*     156,844
  1,900  CDW Corporation .............      109,744
  3,600  Cendant Corporation* ........       80,172
    800  ChoicePoint, Inc.* ..........       30,472
    800  Computer Sciences Corporation*      35,384
  2,000  Concord EFS, Inc.* ..........       29,680
  4,900  DoubleClick, Inc.* ..........       50,078
    600  eBay, Inc.* .................       38,754
  2,100  Electronic Data Systems
           Corporation ...............       51,534
  1,500  FedEx Corporation ...........      101,250
  1,400  Imation Corporation .........       49,210
  4,600  Ingram Micro, Inc., Class A*        73,140
    200  Lamar Advertising Company* ..        7,464
  1,600  Monster Worldwide, Inc.* ....       35,136
  3,600  Network Associates, Inc.* ...       54,144
  1,000  Red Hat, Inc.* ..............       18,770


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
    900  Robert Half International,
           Inc.* .....................$      21,006
  1,400  Synopsys, Inc.* .............       47,264
  4,900  Tech Data Corporation* ......      194,481
  8,500  Tyco International, Ltd. ....      225,250
                                       ------------
                                          1,409,777
                                       ------------

         Chemicals - 1.6%
  3,100  Ashland, Inc. ...............      136,586
  6,700  Dow Chemical Company ........      278,519
  9,800  du Pont (E.I.) de Nemours
           & Company .................      449,722
  2,700  Engelhard Corporation .......       80,865
  1,300  Lyondell Chemical Company ...       22,035
  1,100  Sigma-Aldrich Corporation ...       62,898
                                       ------------
                                          1,030,625
                                       ------------

         Construction - 1.2%
  1,600  Centex Corporation ..........      172,240
  1,200  D.R. Horton, Inc. ...........       51,912
    600  Lafarge Corporation .........       24,312
    600  M.D.C. Holdings, Inc. .......       38,700
  3,000  Martin Marietta Materials,
           Inc. ......................      140,910
  1,500  Masco Corporation ...........       41,115
    100  Pulte Homes, Inc. ...........        9,362
    400  Ryland Group, Inc. ..........       35,456
  5,500  Vulcan Materials Company ....      261,635
                                       ------------
                                            775,642
                                       ------------

         Consumer Durables - 0.5%
  2,100  Cooper Industries, Ltd.,
           Class A ...................      121,653
    300  Leggett & Platt, Inc. .......        6,489
  2,700  Whirlpool Corporation .......      196,155
                                       ------------
                                            324,297
                                       ------------

         Containers - 0.4%
  5,600  Owens-Illinois, Inc.* .......       66,584
    800  Pactiv Corporation* .........       19,120
 10,000  Smurfit-Stone Container
           Corporation* ..............      185,700
                                       ------------
                                            271,404
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Cosmetics - 0.6%
  1,000  Avon Products, Inc. ......... $     67,490
  6,600  Colgate-Palmolive Company ...      330,330
                                       ------------
                                            397,820
                                       ------------

         Domestic Oil - 0.6%
    300  Kerr-McGee Corporation ......       13,947
 10,800  Marathon Oil Corporation ....      357,372
  1,700  Westport Resources
           Corporation* ..............       50,762
                                       ------------
                                            422,081
                                       ------------

         Drugs & Medicine - 3.4%
  1,200  AdvancePCS* .................       63,192
    600  Andrx Corporation* ..........       14,424
  2,600  Bristol-Myers Squibb Company        74,360
  2,400  Caremark Rx, Inc.* ..........       60,792
  1,100  Community Health Systems,
           Inc.* .....................       29,238
  1,100  DaVita, Inc.* ...............       42,900
  3,700  Edwards Lifesciences
           Corporation* ..............      111,296
    300  Eon Labs, Inc.* .............       15,285
  3,900  GlaxoSmithKline PLC, ADR ....      181,818
  3,100  HCA, Inc. ...................      133,176
    500  Human Genome Sciences, Inc.*         6,625
 15,600  Humana, Inc.* ...............      356,460
    500  Medtronic, Inc. .............       24,305
  7,200  Merck & Company, Inc. .......      332,640
    600  Oxford Health Plans, Inc.* ..       26,100
  3,200  PacifiCare Health Systems,
           Inc.* .....................      216,320
  8,280  Pfizer, Inc. ................      292,532
    400  Pharmaceutical Resources,
           Inc.* .....................       26,060
    300  Quest Diagnostics, Inc. .....       21,933
  6,000  Schering-Plough Corporation .      104,340
  2,100  Triad Hospitals, Inc.* ......       69,867
  1,600  Valeant Pharmaceuticals
           International .............       40,240
                                       ------------
                                          2,243,903
                                       ------------

         Electronics - 2.6%
  1,300  Agilent Technologies, Inc.* .       38,012
  6,000  Arrow Electronics, Inc.* ....      138,840
  7,100  Avnet, Inc.* ................      153,786
  6,200  Brocade Communications
           Systems, Inc.* ............       35,836
    100  Cree, Inc.* .................        1,769


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Electronics (continued)
  3,300  Cypress Semiconductor
           Corporation* .............. $     70,488
 10,000  Flextronics International,
           Ltd.* .....................      148,400
  4,000  Guidant Corporation .........      240,800
  4,600  Integrated Device
           Technology, Inc.* .........       78,982
  1,500  Intersil Corporation, Class A*      37,275
  1,200  Linear Technology Corporation       50,484
  3,000  LSI Logic Corporation* ......       26,610
  1,400  Microchip Technology, Inc. ..       46,704
    700  Micron Technology, Inc.* ....        9,429
    500  Novellus Systems, Inc.* .....       21,025
  2,800  Rohm & Haas Company .........      119,588
  1,600  Sanmina-SCI Corporation* ....       20,176
 35,300  Solectron Corporation* ......      208,623
  5,900  Texas Instruments, Inc. .....      173,342
  2,300  Xilinx, Inc.* ...............       89,102
                                       ------------
                                          1,709,271
                                       ------------

         Energy & Utilities - 6.7%
  5,600  Alliant Energy Corporation ..      139,440
  1,700  Ameren Corporation ..........       78,200
 28,900  American Electric Power
           Company, Inc. .............      881,739
  1,100  Baker Hughes, Inc. ..........       35,376
    500  Constellation Energy Group,
           Inc. ......................       19,580
  2,900  Dominion Resources, Inc. ....      185,107
  2,200  DTE Energy Company ..........       86,680
  7,400  Duke Energy Corporation .....      151,330
 42,100  Edison International* .......      923,253
 17,500  El Paso Corporation .........      143,325
  5,300  Entergy Corporation .........      302,789
  5,500  Exelon Corporation ..........      364,980
  1,200  FPL Group, Inc. .............       78,504
  1,300  NiSource, Inc. ..............       28,522
  7,200  Northeast Utilities .........      145,224
  5,400  PPL Corporation .............      236,250
  7,200  Sempra Energy ...............      216,432
  2,200  TECO Energy, Inc. ...........       31,702
  6,000  TXU Corporation .............      142,320
  4,000  Williams Companies, Inc. ....       39,280
 10,200  Xcel Energy, Inc. ...........      173,196
                                       ------------
                                          4,403,229
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Energy - Raw Materials - 0.9%
  1,007  Devon Energy Corporation .... $     57,661
  2,600  ENSCO International, Inc. ...       70,642
  1,700  FMC Technologies, Inc.* .....       39,610
  8,000  Occidental Petroleum
           Corporation ...............      337,920
  1,400  Schlumberger, Ltd. ..........       76,608
    500  Valero Energy Corporation ...       23,170
                                       ------------
                                            605,611
                                       ------------

         Food & Agriculture - 1.4%
    800  AGCO Corporation* ...........       16,112
  2,500  Archer-Daniels-Midland
           Company ...................       38,050
  1,100  Campbell Soup Company .......       29,480
  8,400  Coca-Cola Company ...........      426,300
  2,200  Kellogg Company .............       83,776
  1,200  Kraft Foods, Inc., Class A ..       38,664
  6,500  Monsanto Company ............      187,070
  4,900  Sara Lee Corporation ........      106,379
                                       ------------
                                            925,831
                                       ------------

         Gold - 0.2%
  3,200  Newmont Mining Corporation ..      155,552
                                       ------------

         Insurance - 7.4%
  2,200  ACE, Ltd. ...................       91,124
  3,200  Aetna, Inc.* ................      216,256
  1,800  Allstate Corporation ........       77,436
  2,200  American Financial Group,
           Inc. ......................       58,212
 14,600  American International
           Group, Inc. ...............      967,688
  3,800  Chubb Corporation ...........      258,780
  6,200  CIGNA Corporation ...........      356,500
    675  Fidelity National Financial,
           Inc. ......................       26,176
  5,000  Hartford Financial Services
           Group, Inc. ...............      295,150
  4,975  Jefferson-Pilot Corporation .      251,984
 21,700  John Hancock Financial
           Services, Inc. ............      813,750
 15,600  MetLife, Inc. ...............      525,252
  2,900  MGIC Investment Corporation .      165,126
  4,700  MONY Group, Inc. ............      147,063
  1,200  Nationwide Financial Services,
           Inc., Class A .............       39,672


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Insurance (continued)
  1,100  PMI Group, Inc. ............. $     40,953
  4,500  Prudential Financial, Inc. ..      187,965
  1,700  RenaissanceRe Holdings, Ltd.        83,385
  9,500  Travelers Property Casualty
           Corporation, Class A ......      159,410
  6,500  UnumProvident Corporation ...      102,505
    800  XL Capital, Ltd., Class A ...       62,040
                                       ------------
                                          4,926,427
                                       ------------

         International Oil - 8.8%
  3,400  Amerada Hess Corporation ....      180,778
 16,200  ChevronTexaco Corporation ...    1,399,518
  9,800  ConocoPhillips ..............      642,586
 79,100  Exxon Mobil Corporation .....    3,243,100
  7,000  Pioneer Natural Resources
           Company* ..................      223,510
  3,100  Unocal Corporation ..........      114,173
                                       ------------
                                          5,803,665
                                       ------------

         Media - 3.7%
  2,800  Cablevision Systems New
           York Group, Class A* ......       65,492
 14,900  Comcast Corporation, Class A*      489,763
  1,200  Entercom Communications
           Corporation* ..............       63,552
  7,600  Liberty Media Corporation,
           Class A* ..................       90,364
    300  Media General, Inc., Class A        19,530
  6,800  R.R. Donnelley & Sons Company      205,020
    800  Scholastic Corporation* .....       27,232
 42,700  Time Warner, Inc.* ..........      768,173
  1,600  Tribune Company .............       82,560
  9,700  Viacom, Inc., Class B .......      430,486
  6,200  Walt Disney Company .........      144,646
  1,600  XM Satellite Radio Holdings,
           Inc., Class A* ............       42,176
                                       ------------
                                          2,428,994
                                       ------------

         Miscellaneous Finance - 12.3%
  4,500  Allied Capital Corporation ..      125,460
  8,300  AmeriCredit Corporation* ....      132,219
    700  Bear Stearns Companies, Inc.        55,965

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Miscellaneous Finance (continued)
    200  BISYS Group, Inc.* .......... $      2,976
  2,100  Capital One Financial
           Corporation ...............      128,709
  1,900  Chicago Mercantile Exchange .      137,484
 44,700  Citigroup, Inc. .............    2,169,738
  1,067  Countrywide Financial
           Corporation ...............       80,907
    700  Eaton Vance Corporation .....       25,648
  2,100  Fannie Mae ..................      157,626
  2,600  Franklin Resources, Inc. ....      135,356
    800  Freddie Mac .................       46,656
  3,800  Goldman Sachs Group, Inc. ...      375,174
    900  Instinet Group, Inc.* .......        4,635
  3,800  Investors Financial Services
           Corporation ...............      145,958
 24,796  J. P. Morgan Chase & Company       910,757
  4,200  Lehman Brothers Holdings,
           Inc. ......................      324,324
 12,000  Merrill Lynch & Company, Inc.      703,800
 10,500  Moody's Corporation .........      635,775
 10,800  Morgan Stanley ..............      624,996
  1,500  SLM Corporation .............       56,520
 29,050  Washington Mutual, Inc. .....    1,165,486
                                       ------------
                                          8,146,169
                                       ------------

         Motor Vehicles - 3.1%
  2,900  American Axle & Manufacturing
           Holdings, Inc.* ...........      117,218
  5,600  Autoliv, Inc. ...............      210,840
  4,300  Delphi Corporation ..........       43,903
 21,300  General Motors Corporation ..    1,137,420
  3,900  Lear Corporation* ...........      239,187
  2,600  Magna International, Inc.,
           Class A ...................      208,130
    800  PACCAR, Inc. ................       68,096
                                       ------------
                                          2,024,794
                                       ------------

         Non-Durables & Entertainment - 0.7%
  3,800  Electronic Arts, Inc.* ......      181,564
    800  Fortune Brands, Inc. ........       57,192
    600  International Speedway
           Corporation, Class A ......       26,796
    700  Newell Rubbermaid, Inc. .....       15,939
  1,100  Procter & Gamble Company ....      109,868
  3,000  Sherwin-Williams Company ....      104,220
                                       ------------
                                            495,579
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Non-Ferrous Metals - 0.8%
 12,400  Alcoa, Inc. ................. $    471,200
    100  Freeport-McMoRan Copper &
           Gold, Inc., Class B .......        4,213
    300  Phelps Dodge Corporation* ...       22,827
                                       ------------
                                            498,240
                                       ------------

         Paper & Forest Products - 1.1%
  4,200  Boise Cascade Corporation ...      138,012
  1,300  Bowater, Inc. ...............       60,203
 10,800  Georgia-Pacific Corporation .      331,236
    700  Temple-Inland, Inc. .........       43,869
  1,900  Weyerhaeuser Company ........      121,600
                                       ------------
                                            694,920
                                       ------------

         Producer Goods - 2.1%
    200  3M Company ..................       17,006
    800  Caterpillar, Inc. ...........       66,416
    400  Eaton Corporation ...........       43,192
    400  Fastenal Company ............       19,976
 20,500  General Electric Company ....      635,090
  2,200  Honeywell International, Inc.       73,546
    800  Parker-Hannifin Corporation .       47,600
  1,200  SPX Corporation* ............       70,572
  6,100  Textron, Inc. ...............      348,066
  1,800  W.W. Grainger, Inc. .........       85,302
                                       ------------
                                          1,406,766
                                       ------------

         Railroad & Shipping - 2.0%
  8,400  Burlington Northern Santa Fe
           Corporation ...............      271,740
  5,000  CSX Corporation .............      179,700
 12,500  Norfolk Southern Corporation       295,625
  8,500  Union Pacific Corporation ...      590,580
                                       ------------
                                          1,337,645
                                       ------------

         Real Estate Investment Trust - 0.9%
  1,800  Apartment Investment &
           Management Company,
           Class A ...................       62,100
  1,600  Boston Properties, Inc. .....       77,104

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
Real Estate Investment Trust (continued)
  8,600  Crescent Real Estate
           Equities Company .......... $    147,318
  1,600  Equity Office Properties
           Trust .....................       45,840
  6,800  Host Marriott Corporation* ..       83,776
  1,000  iStar Financial, Inc. .......       38,900
  2,600  Vornado Realty Trust ........      142,350
                                       ------------
                                            597,388
                                       ------------

         Restaurants - 0.7%
  1,100  Darden Restaurants, Inc. ....       23,144
 15,900  McDonald's Corporation ......      394,797
  1,200  Starbucks Corporation* ......       39,672
    800  Wendy's International, Inc. .       31,392
                                       ------------
                                            489,005
                                       ------------

         Retail - 2.6%
  2,100  Albertson's, Inc. ...........       47,565
  6,900  Blockbuster, Inc., Class A ..      123,855
  4,600  Costco Wholesale Corporation*      171,028
  1,400  Dollar Tree Stores, Inc.* ...       42,084
  6,500  Federated Department
           Stores, Inc.* .............      306,345
    100  Kohl's Corporation* .........        4,494
 18,700  Kroger Company* .............      346,137
  1,800  Limited Brands ..............       32,454
  7,100  May Department Stores Company      206,397
    500  Nordstrom, Inc. .............       17,150
    800  RadioShack Corporation ......       24,544
  8,400  Rite Aid Corporation* .......       50,736
  7,500  Sears, Roebuck & Company ....      341,175
                                       ------------
                                          1,713,964
                                       ------------

         Schools - 0.3%
  3,000  Apollo Group, Inc., Class A*       204,000
                                       ------------

         Steel - 0.1%
    800  Nucor Corporation ...........       44,800
    900  United States Steel
           Corporation ...............       31,518
                                       ------------
                                             76,318
                                       ------------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Telecommunications - 7.0%
    200  ADTRAN, Inc. ................ $      6,200
    300  ALLTEL Corporation ..........       13,974
  6,900  American Tower Corporation,
            Class A* .................       74,658
  3,200  AT&T Corporation ............       64,960
    700  AT&T Wireless Services, Inc.*        5,593
  2,900  Avaya, Inc.* ................       37,526
 30,700  BellSouth Corporation .......      868,810
 29,500  Corning, Inc.* ..............      307,685
    700  IDT Corporation* ............       15,505
    700  InterDigital Communications
           Corporation* ..............       14,448
 19,600  Level 3 Communications, Inc.*      111,720
 97,400  Lucent Technologies, Inc.* ..      276,616
 13,400  Motorola, Inc. ..............      188,538
 60,700  Nortel Networks Corporation .      256,761
    200  NTL, Inc.* ..................       13,950
 31,700  SBC Communications, Inc. ....      826,419
 20,900  Sprint Corporation ..........      343,178
 23,700  Sprint Corporation (PCS
           Group)* ...................      133,194
    600  Telephone & Data Systems,
           Inc. ......................       37,530
 17,700  Tellabs, Inc.* ..............      149,211
 26,000  Verizon Communications, Inc.       912,080
                                       ------------
                                          4,658,556
                                       ------------

         Tires & Rubber - 0.1%
  4,200  Cooper Tire & Rubber Company        89,796
                                       ------------

         Tobacco - 1.9%
 15,400  Altria Group, Inc. ..........      838,068
  2,900  R.J. Reynolds Tobacco
           Holdings, Inc. ............      168,635
  7,700  UST, Inc. ...................      274,813
                                       ------------
                                          1,281,516
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Travel & Recreation - 0.1%
  1,400  Hilton Hotels Corporation ... $     23,982
  4,000  Park Place Entertainment
           Corporation* ..............       43,320
  1,300  Sabre Holdings Corporation ..       28,067
                                       ------------
                                             95,369
                                       ------------

         Trucking & Freight - 0.6%
  2,300  C.H. Robinson Worldwide, Inc.       87,193
    900  Expeditors International of
           Washington, Inc. ..........       33,894
  1,100  Ryder System, Inc. ..........       37,565
  2,900  Swift Transportation
           Company, Inc.* ............       60,958
  2,240  United Parcel Service, Inc.,
           Class B ...................      166,992
                                       ------------
                                            386,602
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $51,648,016) ........   64,916,300
                                       ------------
RIGHTS - 0.0%**
  (Cost $0)
  6,924  Seagate Tax Refund Rights*+              1
                                       ------------

TOTAL INVESTMENTS
   (Cost $51,648,016***)         98.0%   64,916,301
OTHER ASSETS AND LIABILITIES
   (Net)                          2.0%    1,304,379
                                -----  ------------
NET ASSETS                      100.0% $ 66,220,680
                                =====  ============

 *    Non-income producing security.
 **   Amount represents less than 0.1% of net assets.
 ***  Aggregate cost for Federal tax purposes is $51,835,239.
 +    Fair-valued Securities
 ADR American Depository Receipt


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
COMMON STOCKS - 99.9%

         Aerospace - 1.5%
    400  Curtiss-Wright Corporation .. $     18,004
  3,200  Orbital Sciences Corporation*       38,464
  2,100  Teledyne Technologies, Inc.*        39,585
  1,900  Titan Corporation* ..........       41,439
    800  Trimble Navigation, Ltd.* ...       29,792
                                       ------------
                                            167,284
                                       ------------

         Air Transportation - 0.3%
    600  AirTran Holdings, Inc.* .....        7,140
  1,900  AMR Corporation* ............       24,605
    500  ExpressJet Holdings, Inc.* ..        7,500
                                       ------------
                                             39,245
                                       ------------

         Apparel - 0.5%
  1,200  J. Jill Group, Inc.* ........       15,252
  1,000  K-Swiss, Inc., Class A ......       24,060
  1,000  OshKosh B'Gosh, Inc., Class A       21,460
                                       ------------
                                             60,772
                                       ------------

         Banks - 7.1%
  2,900  BankAtlantic Bancorp, Inc.,
           Class A ...................       55,100
    700  BSB Bancorp, Inc. ...........       27,650
    700  Cathay Bancorp, Inc. ........       38,976
    735  Chemical Financial Corporation      26,747
    600  City Holding Company ........       21,000
    800  Community Banks, Inc. .......       31,448
  1,050  Greater Bay Bancorp .........       29,904
    300  Hancock Holding Company .....       16,371
  2,000  Harbor Florida Bancshares, Inc.     59,420
  3,600  Humboldt Bancorp ............       63,072
  1,500  Integra Bank Corporation ....       32,965
    700  ITLA Capital Corporation* ...       35,070
  1,000  MBT Financial Corporation ...       16,510
    700  Mid-State Bancshares ........       17,808
  2,600  NetBank, Inc. ...............       34,710
    400  Old Second Bancorp, Inc. ....       19,800
    800  Patriot Bank Corporation ....       22,888
  1,100  PrivateBancorp, Inc. ........       50,072

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Banks (continued)
  1,300  Silicon Valley Bancshares* .. $     46,891
  1,500  Staten Island Bancorp, Inc. .       33,750
  1,900  Sterling Financial Corporation      65,037
  1,500  Unizan Financial Corporation        30,375
  1,836  W Holding Company, Inc. .....       34,168
                                       ------------
                                            809,732
                                       ------------

         Business Machines - 4.5%
  1,900  Advanced Digital Information
           Corporation* ..............       26,600
    487  Black Box Corporation .......       22,436
  2,000  Borland Software Corporation*       19,460
    900  CACI International, Inc., Class A*  43,758
  1,300  Dot Hill Systems Corporation*       19,695
  1,400  Echelon Corporation* ........       15,596
  2,827  EMC Corporation* ............       36,525
  3,400  Enterasys Networks, Inc.* ...       12,750
  2,400  General Binding Corporation*        43,200
  1,200  Hutchinson Technology, Inc.*        36,888
  1,800  Intervoice, Inc.* ...........       21,366
    934  Mercury Computer Systems, Inc.*     23,256
  2,600  Micromuse, Inc.* ............       17,940
  1,500  Neoware Systems, Inc.* ......       20,550
  2,600  Paxar Corporation ...........       34,840
  2,300  Rainbow Technologies, Inc.* .       25,898
    700  ScanSource, Inc.* ...........       31,934
  3,000  Sybase, Inc.* ...............       61,740
                                       ------------
                                            514,432
                                       ------------

         Business Services - 14.5%
    600  Advent Software, Inc.* ......       10,458
    450  ADVO, Inc. ..................       14,292
  1,800  Agile Software Corporation* .       17,820
  1,514  American Management
           Systems, Inc.* ............       22,816
    900  AMN Healthcare Services, Inc.*      15,444
    900  Anteon International
           Corporation* ..............       32,445
  1,300  Ask Jeeves, Inc.* ...........       23,556
  2,200  Aspen Technology, Inc.* .....       22,572
    679  BARRA, Inc.* ................       24,097


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
  1,100  Brink's Company ............. $     24,871
  1,565  Catalina Marketing
           Corporation* ..............       31,550
  1,000  Cerner Corporation* .........       37,850
    800  Concord Communications, Inc.*       15,976
  1,100  Consolidated Graphics, Inc.*        34,738
  2,120  Copart, Inc.* ...............       34,980
  2,800  Cornell Corrections, Inc.* ..       38,220
  3,400  CSG Systems International,
           Inc.* .....................       42,466
    700  Digital Insight Corporation*        17,430
  1,800  Digital River, Inc.* ........       39,780
  2,700  EarthLink, Inc.* ............       27,000
  1,000  Eclipsys Corporation* .......       11,640
  1,000  Epicor Software Corporation*        12,760
  1,100  F5 Networks, Inc.* ..........       27,610
  1,700  FalconStor Software, Inc.* ..       14,858
    700  FileNET Corporation* ........       18,956
  1,275  FTI Consulting, Inc.* .......       29,797
  2,400  Gentiva Health Services,
           Inc.* .....................       30,336
  1,300  Global Imaging Systems, Inc.*       41,275
  2,100  GSI Commerce, Inc.* .........       20,498
    600  Heidrick & Struggles
           International, Inc.* ......       13,080
  1,400  Hyperion Solutions
           Corporation* ..............       42,196
  2,300  ICT Group, Inc.* ............       27,025
  3,500  Informatica Corporation* ....       36,050
  1,800  Internet Security Systems,
           Inc.* .....................       33,894
  1,600  Kroll, Inc.* ................       41,600
  3,310  Labor Ready, Inc.* ..........       43,361
  1,070  Manhattan Associates, Inc.* .       29,575
  2,200  Manugistics Group, Inc.* ....       13,750
  3,100  Medical Staffing Network
           Holdings, Inc.* ...........       33,945
  2,400  Mentor Graphics Corporation*        34,896
    400  MicroStrategy, Inc., Class A*       20,992
    100  Omnicell, Inc.* .............        1,620
  1,040  PEC Solutions, Inc.* ........       17,628
  2,400  Perot Systems Corporation,
           Class A* ..................       32,352
  1,900  Plexus Corporation* .........       32,623
  1,500  Progress Software Corporation*      30,690
  1,800  ProQuest Company* ...........       53,010
  1,100  QAD, Inc.* ..................       13,486

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
  1,200  Renaissance Learning, Inc.* . $     28,896
    900  Retek, Inc.* ................        8,352
  1,700  RSA Security, Inc.* .........       24,140
  1,100  SafeNet, Inc.* ..............       33,847
  1,000  Secure Computing Corporation*       17,910
  1,500  SERENA Software, Inc.* ......       27,525
    372  StarTek, Inc. ...............       15,174
    100  Supportsoft, Inc.* ..........        1,315
    300  TALX Corporation ............        6,909
  2,100  TeleTech Holdings, Inc.* ....       23,730
  1,593  Tetra Tech, Inc.* ...........       39,602
    500  Transaction Systems Architects,
           Inc., Class A* ............       11,315
  2,000  URS Corporation* ............       50,020
  1,200  WebEx Communications, Inc.* .       24,120
  2,000  webMethods, Inc.* ...........       18,300
  1,800  Wireless Facilities, Inc.* ..       26,748
                                       ------------
                                          1,645,767
                                       ------------

         Chemicals - 1.7%
    720  Cabot Microelectronics
           Corporation* ..............       35,280
  1,800  FMC Corporation* ............       61,434
  1,900  Georgia Gulf Corporation ....       54,872
    900  Spartech Corporation ........       22,176
  1,000  SurModics, Inc.* ............       23,900
                                       ------------
                                            197,662
                                       ------------

         Construction - 1.5%
    400  Dominion Homes, Inc.* .......       12,132
  3,200  Matrix Service Company* .....       58,080
    400  Meritage Corporation* .......       26,524
    480  Simpson Manufacturing
           Company, Inc.* ............       24,413
    800  Trex Company, Inc.* .........       30,384
  1,500  Walter Industries, Inc. .....       20,025
                                       ------------
                                            171,558
                                       ------------

         Consumer Durables - 1.6%
  6,800  Champion Enterprises, Inc.* .       47,600
  1,100  Department 56, Inc.* ........       14,410


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Consumer Durables (continued)
  1,300  Genlyte Group, Inc.* ........ $     75,894
  1,875  Nautilus Group, Inc. ........       26,344
    400  Toro Company ................       18,560
                                       ------------
                                            182,808
                                       ------------

         Containers - 0.4%
  1,100  Silgan Holdings, Inc.* ......       46,849
                                       ------------

         Domestic Oil - 0.6%
  3,600  Gulf Island Fabrication,
           Inc.* .....................       61,308
    150  Patina Oil & Gas Corporation         7,348
                                       ------------
                                             68,656
                                       ------------

         Drugs & Medicine - 18.8%
  1,600  Accredo Health, Inc.* .......       50,576
  2,100  Adolor Corporation* .........       42,042
    600  Advanced Neuromodulation
           Systems, Inc.* ............       27,588
  1,600  Aksys, Ltd.* ................       14,128
  1,200  Align Technology, Inc.* .....       19,824
    600  Alkermes, Inc.* .............        8,100
    800  American Healthways, Inc.* ..       19,096
  1,200  American Medical Security
           Group, Inc.* ..............       26,904
    900  AMERIGROUP Corporation* .....       38,385
    700  AmSurg Corporation* .........       26,523
  1,000  ArthroCare Corporation* .....       24,500
    900  AtheroGenics, Inc.* .........       13,455
  7,200  Beverly Enterprises, Inc.* ..       61,848
  1,600  BioLase Technology, Inc.* ...       26,560
  1,100  Biosite, Inc.* ..............       31,845
  1,000  Bradley Pharmaceuticals,
           Inc.* .....................       25,430
    800  Centene Corporation* ........       22,408
  1,300  Conceptus, Inc.* ............       13,806
    500  Cooper Companies, Inc. ......       23,565
  2,400  Covance, Inc.* ..............       64,320
  2,900  CryoLife, Inc.* .............       16,762
  2,200  CTI Molecular Imaging, Inc.*        37,202
    800  CV Therapeutics, Inc.* ......       11,728
    700  Cyberonics, Inc.* ...........       22,407
  4,800  Cytyc Corporation* ..........       66,048

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
    900  Diagnostic Products
           Corporation ............... $     41,319
    400  Digene Corporation* .........       16,040
  1,500  Enzon Pharmaceuticals, Inc.*        18,000
    600  Esperion Therapeutics, Inc.*        20,766
    700  Haemonetics Corporation* ....       16,723
  1,100  Hi-Tech Pharmacal
           Company, Inc.* ............       25,850
  1,600  Hollis-Eden Pharmaceuticals,
           Inc.* .....................       17,616
    800  ICU Medical, Inc.* ..........       27,424
    300  IGEN International, Inc.* ...       17,673
    900  IMPAC Medical Systems Inc.* .       23,004
    900  INAMED Corporation* .........       43,254
    300  InterMune, Inc.* ............        6,948
  2,500  Interpore International,
           Inc.* .....................       32,500
  1,100  Intuitive Surgical, Inc.* ...       18,799
    900  Inverness Medical
           Innovations, Inc.* ........       19,602
    950  K-V Pharmaceutical Company,
           Class A* ..................       24,225
    700  Kindred Healthcare, Inc.* ...       36,386
  1,600  LifePoint Hospitals, Inc.* ..       47,120
  2,000  Ligand Pharmaceuticals, Inc.,
           Class B* ..................       29,380
    400  Martek Biosciences
           Corporation* ..............       25,988
    700  Matria Healthcare, Inc.* ....       14,791
    600  Medicines Company* ..........       17,676
  1,508  Mentor Corporation ..........       36,282
    700  MGI Pharma, Inc.* ...........       28,805
  4,900  MIM Corporation* ............       34,447
  1,400  NBTY, Inc.* .................       37,604
  2,300  Nektar Therapeutics* ........       31,303
    600  Noven Pharmaceuticals, Inc.*         9,126
    600  Odyssey Healthcare, Inc.* ...       17,556
    300  Onyx Pharmaceuticals, Inc.* .        8,469
  3,000  OrthoLogic Corporation* .....       18,390
    700  OSI Pharmaceuticals, Inc.* ..       22,547
    600  Pediatrix Medical Group,
           Inc.* .....................       33,054
  1,300  Penwest Pharmaceuticals
           Company* ..................       22,464
    800  PolyMedica Corporation ......       21,048
  1,500  POZEN, Inc.* ................       15,300


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
  1,250  Priority Healthcare Corporation,
           Class B* .................. $     30,138
  1,200  Regeneron Pharmaceuticals,
           Inc.* .....................       17,652
  1,800  Select Medical Corporation* .       29,304
  1,700  Sierra Health Services, Inc.*       46,665
    800  SonoSite, Inc.* .............       17,152
  1,300  Sybron Dental Specialties,
           Inc.* .....................       36,530
  1,300  Tanox, Inc.* ................       19,305
  1,018  Techne Corporation* .........       38,460
  1,100  Telik, Inc.* ................       25,311
  1,400  Therasense, Inc.* ...........       28,420
  1,200  Thoratec Corporation* .......       15,612
  1,500  Tularik, Inc.* ..............       24,225
    600  United Surgical Partners
           International, Inc.* ......       20,088
  3,800  US Oncology, Inc.* ..........       40,888
    600  Ventana Medical Systems,
           Inc.* .....................       23,640
  2,100  Vertex Pharmaceuticals,
           Inc.* .....................       21,483
  1,200  Vicuron Pharmaceuticals,
           Inc.* .....................       22,380
  3,700  VIVUS, Inc.* ................       14,023
  4,000  Wind River Systems, Inc.* ...       35,040
    600  Wright Medical Group, Inc.* .       18,264
                                       ------------
                                          2,137,109
                                       ------------

         Electronics - 13.3%
    800  Anixter International, Inc.*        20,704
  1,500  Applera Corporation - Celera
           Genomics Group* ...........       20,865
  1,600  Aspect Communications
           Corporation* ..............       25,216
  1,900  Asyst Technologies, Inc.* ...       32,965
  1,100  ATMI, Inc.* .................       25,454
    950  Benchmark Electronics, Inc.*        33,069
  1,400  Brooks Automation, Inc.* ....       33,838
    952  C&D Technologies, Inc. ......       18,250
    400  Ceradyne, Inc.* .............       13,624
  2,700  ChipPAC, Inc., Class A* .....       20,493
  3,200  Cirrus Logic, Inc.* .........       24,544
    700  Coherent, Inc.* .............       16,660
  4,200  Conexant Systems, Inc.* .....       20,874
  2,100  Credence Systems Corporation*       27,636

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Electronics (continued)
  1,100  Cymer, Inc.* ................ $     50,809
    700  Dionex Corporation* .........       32,214
    700  DSP Group, Inc.* ............       17,437
  1,150  Engineered Support Systems,
           Inc. ......................       63,319
  2,500  Entegris, Inc.* .............       32,125
  3,000  Extreme Networks, Inc.* .....       21,630
    500  FEI Company* ................       11,250
  3,900  General Cable Corporation* ..       31,785
  5,000  GlobespanVirata, Inc.* ......       29,400
    800  Intermagnetics General
           Corporation* ..............       17,728
    600  InVision Technologies, Inc.*        20,142
  1,200  Itron, Inc.* ................       22,032
  2,400  Kopin Corporation* ..........       16,104
  2,300  Kulicke & Soffa Industries,
           Inc.* .....................       33,074
  3,900  Lattice Semiconductor
           Corporation* ..............       37,752
  1,500  LTX Corporation* ............       22,545
    900  Magma Design Automation,
           Inc.* .....................       21,006
  1,700  Mattson Technology, Inc.* ...       20,774
    600  OmniVision Technologies,
           Inc.* .....................       33,150
    500  Photon Dynamics, Inc.* ......       20,120
  1,400  Photronics, Inc.* ...........       27,888
  1,900  Pinnacle Systems, Inc.* .....       16,207
  1,100  Pixelworks, Inc.* ...........       12,144
  1,700  Planar Systems, Inc.* .......       41,344
    910  Power Integrations, Inc.* ...       30,449
  3,600  Power-One, Inc.* ............       38,988
  2,100  REMEC, Inc.* ................       17,661
  6,300  RF Micro Devices, Inc.* .....       63,315
  2,000  Semtech Corporation* ........       45,460
  3,600  Silicon Image, Inc.* ........       26,028
  2,200  Silicon Storage Technology,
           Inc.* .....................       24,200
    300  Siliconix, Inc.* ............       13,710
  5,100  TriQuint Semiconductor, Inc.*       36,057
    900  Ultratech, Inc.* ............       26,433
    700  Varian Semiconductor Equipment
           Associates, Inc.* .........       30,583
  1,200  Varian, Inc.* ...............       50,076
  1,000  Veeco Instruments, Inc.* ....       28,200
  1,600  VISX, Inc.* .................       37,040


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Electronics (continued)
  6,100  Vitesse Semiconductor
           Corporation* .............. $     35,807
  1,620  Zoran Corporation* ..........       28,172
                                       ------------
                                          1,518,350
                                       ------------

         Energy & Utilities - 0.3%
    400  FuelCell Energy, Inc.* ......        5,200
  4,100  Plug Power, Inc.* ...........       29,725
                                       ------------
                                             34,925
                                       ------------

         Energy - Raw Materials - 1.0%
  2,800  Headwaters, Inc.* ...........       54,936
  2,340  Plains Exploration &
           Production Company* .......       36,013
  1,200  Powell Industries, Inc.* ....       22,980
                                       ------------
                                            113,929
                                       ------------

         Food & Agriculture - 1.6%
    900  Coca-Cola Bottling
           Company Consolidated ......       48,141
  1,300  Delta & Pine Land Company ...       33,020
    100  Farmer Brothers Company .....       31,125
  4,800  IMC Global, Inc. ............       47,664
  2,100  Wild Oats Markets, Inc.* ....       27,153
                                       ------------
                                            187,103
                                       ------------

         Gold - 0.6%
  3,100  Royal Gold, Inc. ............       64,883
                                       ------------

         Insurance - 1.1%
  2,200  Argonaut Group, Inc.* .......       34,188
  3,638  Citizens, Inc.* .............       34,306
    600  Hilb, Rogal & Hamilton
           Company ...................       19,242
  2,500  Presidential Life
           Corporation ...............       32,900
                                       ------------
                                            120,636
                                       ------------

         Media - 1.7%
    500  Avid Technology, Inc.* ......       24,000
  3,300  CNET Networks, Inc.* ........       22,506
    450  Courier Corporation .........       17,312
  3,200  Hollinger International, Inc.       49,984

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Media (continued)
  1,600  Macrovision Corporation* .... $     36,144
  4,900  Mediacom Communications
           Corporation* ..............       42,483
                                       ------------
                                            192,429
                                       ------------

         Miscellaneous - 0.8%
  4,000  Clean Harbors, Inc.* ........       35,640
    600  Gen-Probe, Inc.* ............       21,882
    800  VCA Antech, Inc.* ...........       24,784
    600  X-Rite, Inc. ................        6,792
                                       ------------
                                             89,098
                                       ------------

         Miscellaneous Finance - 2.8%
  1,400  Accredited Home Lenders
           Holding Company* ..........       42,840
  1,230  Affiliated Managers Group,
           Inc.* .....................       85,596
  1,400  eSPEED, Inc., Class A* ......       32,774
  2,900  Investment Technology
           Group, Inc.* ..............       46,835
  1,350  New Century Financial
           Corporation ...............       53,554
    300  S1 Corporation* .............        2,415
  1,300  United PanAm Financial
           Corporation* ..............       21,723
    800  WFS Financial, Inc.* ........       33,968
                                       ------------
                                            319,705
                                       ------------

         Motor Vehicles - 1.3%
  1,900  CSK Auto Corporation* .......       35,663
    800  Group 1 Automotive, Inc.* ...       28,952
    700  Monaco Coach Corporation* ...       16,660
  1,300  Oshkosh Truck Corporation ...       66,339
                                       ------------
                                            147,614
                                       ------------

         Non-Durables & Entertainment - 2.1%
    800  Fossil, Inc.* ...............       22,408
  2,300  Penn National Gaming, Inc.* .       53,084
  4,800  Playtex Products, Inc.* .....       37,104
    675  SCP Pool Corporation* .......       22,059
  1,300  Sonic Corporation* ..........       39,806


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Non-Durables & Entertainment (continued)
  2,200  Take-Two Interactive
           Software, Inc.* ........... $     63,382
    400  Tupperware Corporation ......        6,936
                                       ------------
                                            244,779
                                       ------------

         Non-Ferrous Metals - 0.3%
  1,300  Brush Engineered Materials,
           Inc.* .....................       19,903
    300  Cleveland-Cliffs, Inc.* .....       15,285
                                       ------------
                                             35,188
                                       ------------

         Optical & Photo - 1.0%
    800  Advanced Medical Optics,
           Inc.* .....................       15,720
  2,200  Lexar Media, Inc.* ..........       38,346
  1,000  Oakley, Inc. ................       13,840
  1,500  Ocular Sciences, Inc.* ......       43,065
                                       ------------
                                            110,971
                                       ------------

         Paper & Forest Products - 0.5%
  2,700  Kadant, Inc.* ...............       58,455
                                       ------------

         Producer Goods - 4.5%
    500  Actuant Corporation, Class A*       18,100
  1,200  Advanced Energy Industries,
           Inc.* .....................       31,260
    600  Aeroflex, Inc.* .............        7,014
  3,300  Astec Industries, Inc.* .....       40,491
  2,300  Axcelis Technologies, Inc.* .       23,506
    700  Brady Corporation, Class A ..       28,525
    600  CLARCOR, Inc. ...............       26,460
  1,400  Helix Technology Corporation        28,812
    500  Kennametal, Inc. ............       19,875
  1,800  Lydall, Inc.* ...............       18,342
  1,200  Manitowoc Company, Inc. .....       37,440
  1,100  Matthews International
           Corporation, Class A ......       32,549
  1,900  Micrel, Inc.* ...............       29,602
  1,000  Mykrolis Corporation* .......       16,080
  3,200  Presstek, Inc.* .............       23,264
  1,400  Roper Industries, Inc. ......       68,964
  1,300  Terex Corporation* ..........       37,024
    700  York International
           Corporation ...............       25,760
                                       ------------
                                            513,068
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Real Estate Investment Trust - 0.6%
  1,468  American Home Mortgage
           Investment Corporation* ... $     33,045
  3,100  FelCor Lodging Trust, Inc.* .       34,348
                                       ------------
                                             67,393
                                       ------------

         Restaurants - 0.5%
    600  CEC Entertainment, Inc.* ....       28,434
    500  P.F. Chang's China Bistro,
           Inc.* .....................       25,440
                                       ------------
                                             53,874
                                       ------------

         Retail - 5.8%
  3,000  7-Eleven, Inc.* .............       48,150
    900  Aeropostale, Inc.* ..........       24,678
  1,250  American Eagle Outfitters,
           Inc.* .....................       20,500
  1,500  BJ's Wholesale Club, Inc.* ..       34,440
  4,300  Casual Male Retail Group,
           Inc.* .....................       29,842
    900  Christopher & Banks
           Corporation ...............       17,577
  1,100  Coldwater Creek, Inc.* ......       12,100
    700  Dick's Sporting Goods, Inc.*        34,062
  1,200  Electronics Boutique
           Holdings Corporation* .....       27,468
  1,100  Hollywood Entertainment
           Corporation* ..............       15,125
  1,075  Hot Topic, Inc.* ............       31,670
  1,000  Insight Enterprises, Inc.* ..       18,800
    630  Linens 'n Things, Inc.* .....       18,950
  1,900  Mothers Work, Inc.* .........       46,360
  2,028  Pacific Sunwear of
           California, Inc.* .........       42,831
  2,300  Payless ShoeSource, Inc.* ...       30,820
  1,400  PETCO Animal Supplies, Inc.*        42,630
  3,600  Restoration Hardware, Inc.* .       17,100
    800  Sharper Image Corporation* ..       26,120
  1,200  Too, Inc.* ..................       20,256
  1,000  United Stationers, Inc.* ....       40,920
    700  World Fuel Services
           Corporation ...............       23,765
  1,190  Yankee Candle Company, Inc.*        32,523
                                       ------------
                                            656,687
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Schools - 0.6%
    400  Bright Horizons Family
           Solutions, Inc.* .......... $     16,800
  1,900  Sylvan Learning Systems,
           Inc.* .....................       54,701
                                       ------------
                                             71,501
                                       ------------

         Steel - 0.2%
  1,000  Maverick Tube Corporation* ..       19,250
                                       ------------

         Telecommunications - 3.0%
  1,800  Andrew Corporation* .........       20,718
    300  Commonwealth Telephone
           Enterprises, Inc.* ........       11,325
    600  Comtech Telecommunications
           Corporation* ..............       17,322
    800  Inter-Tel, Inc. .............       19,984
  2,100  Lightbridge, Inc.* ..........       19,110
    600  NII Holdings, Inc., Class B*        44,778
  2,400  Openwave Systems, Inc.* .....       26,400
  1,000  Plantronics, Inc.* ..........       32,650
  5,700  Sonus Networks, Inc.* .......       43,092
  2,188  Tekelec* ....................       34,023
  1,850  United Online, Inc.* ........       31,062
    900  Wilson Greatbatch
           Technologies, Inc.* .......       38,043
                                       ------------
                                            338,507
                                       ------------

         Tobacco - 0.1%
    580  Vector Group, Ltd. ..........        9,466
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Travel & Recreation - 2.0%
  2,000  Isle of Capri Casinos, Inc.*  $     42,940
 10,400  La Quinta Corporation* ......       66,664
  1,500  Priceline.com, Inc.* ........       26,850
  2,000  Scientific Games Corporation,
           Class A* ..................       34,020
  1,100  Shuffle Master, Inc.* .......       38,082
    800  Speedway Motorsports, Inc. ..       23,136
                                       ------------
                                            231,692
                                       ------------

         Trucking & Freight - 1.2%
    200  Forward Air Corporation* ....        5,500
    800  Landstar System, Inc.* ......       30,432
  1,100  Pacer International, Inc.* ..       22,242
    900  SCS Transportation, Inc.* ...       15,822
  1,400  Wabash National Corporation*        41,020
    498  Yellow Roadway Corporation* .       18,013
                                       ------------
                                            133,029
                                       ------------

TOTAL INVESTMENTS
   (Cost $9,756,825**) ........  99.9%   11,374,406
OTHER ASSETS AND LIABILITIES
   (Net) ......................   0.1%        8,396
                                -----  ------------
NET ASSETS .................... 100.0% $ 11,382,802
                                =====  ============

 * Non-income producing security.
** Aggregate cost for Federal tax purposes is $9,841,264.


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
COMMON STOCKS - 99.6%

         Aerospace - 2.2%
  3,600  Armor Holdings, Inc.* ....... $     94,716
  3,400  Curtiss-Wright Corporation ..      153,034
  1,644  DRS Technologies, Inc.* .....       45,670
  2,100  Esterline Technologies
           Corporation* ..............       56,007
  1,400  Moog, Inc., Class A* ........       69,160
  2,600  Triumph Group, Inc.* ........       94,640
                                       ------------
                                            513,227
                                       ------------

         Air Transportation - 1.3%
  4,000  AAR Corporation* ............       59,800
  2,400  Alaska Air Group, Inc.* .....       65,496
  2,700  AMR Corporation* ............       34,965
  2,900  Atlantic Coast Airlines
           Holdings, Inc.* ...........       28,710
  3,800  Continental Airlines, Inc.,
           Class B* ..................       61,826
  4,000  Northwest Airlines
           Corporation* ..............       50,480
                                       ------------
                                            301,277
                                       ------------

         Apparel - 2.6%
  4,600  Guess?, Inc.* ...............       55,522
  3,700  J. Jill Group, Inc.* ........       47,027
  1,200  K-Swiss, Inc., Class A ......       28,872
  3,000  Kellwood Company ............      123,000
  1,200  Oxford Industries, Inc. .....       40,656
  2,500  Phillips-Van Heusen
           Corporation ...............       44,350
  5,600  Stride Rite Corporation .....       63,728
  6,500  Unifi, Inc.* ................       41,925
  4,300  Vans, Inc.* .................       49,063
  2,900  Warnaco Group, Inc.* ........       46,255
  3,700  Wolverine World Wide, Inc. ..       75,406
                                       ------------
                                            615,804
                                       ------------

         Banks - 11.2%
  6,100  BankAtlantic Bancorp, Inc.,
           Class A ...................      115,900
  1,000  Charter Financial Corporation       37,270
  1,400  Columbia Bancorp ............       44,730

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Banks (continued)
  1,200  EverTrust Financial Group,
           Inc. ...................... $   3  8,208
  5,000  First Community Bancshares,
           Inc. ......................      165,800
  6,600  First Financial Bancorp. ....      105,270
  1,600  First Place Financial
           Corporation ...............       31,248
  2,600  First Republic Bank .........       93,080
    900  First State Bancorporation ..       31,275
    900  FirstFed Financial
           Corporation* ..............       39,150
  4,600  Gold Banc Corporation, Inc. .       64,676
  2,300  Greater Bay Bancorp .........       65,504
    500  Hancock Holding Company .....       27,285
  3,300  Heritage Commerce
           Corporation* ..............       40,425
  1,900  Hudson River Bancorp, Inc. ..       74,157
  4,500  Humboldt Bancorp ............       78,840
  1,500  ITLA Capital Corporation* ...       75,150
  1,500  Lakeland Financial
           Corporation ...............       52,980
  2,000  Local Financial Corporation*        41,680
  1,400  LSB Bancshares, Inc. ........       24,360
    800  Macatawa Bank Corporation ...       22,648
  2,006  MAF Bancorp, Inc. ...........       84,051
  1,900  Mid-State Bancshares ........       48,336
  2,100  Nara Bancorp, Inc. ..........       57,330
  7,400  NetBank, Inc. ...............       98,790
  4,600  Pacific Union Bank ..........      117,438
  1,200  PrivateBancorp, Inc. ........       54,624
  1,000  Provident Bankshares
           Corporation ...............       29,440
  1,500  R&G Financial Corporation,
           Class B ...................       59,700
  2,000  Seacoast Financial Services
           Corporation ...............       54,820
  2,900  Silicon Valley Bancshares* ..      104,603
  4,800  South Financial Group, Inc. .      133,728
  3,900  Sterling Financial
           Corporation ...............      133,497
  2,100  Sun Bancorp, Inc.* ..........       55,440
  2,500  Susquehanna Bancshares, Inc.        62,525
  2,800  U.S.B. Holding Company, Inc.        54,292
  1,100  Umpqua Holdings Corporation .       22,869
  1,500  Unizan Financial Corporation        30,375
  4,100  WesBanco, Inc. ..............      113,529
  1,400  Western Sierra Bancorp* .....       65,800
                                       ------------
                                          2,650,823
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Machines - 1.7%
  7,500  Adaptec, Inc.* .............. $     66,225
  4,200  Artesyn Technologies, Inc.* .       35,784
    901  Black Box Corporation .......       41,509
 15,700  Gateway, Inc.* ..............       72,220
  4,600  InFocus Corporation* ........       44,528
  3,400  JDA Software Group, Inc.* ...       56,134
  2,600  PalmOne, Inc.* ..............       30,550
  4,500  Paxar Corporation* ..........       60,300
                                       ------------
                                            407,250
                                       ------------

         Business Services - 6.0%
  4,900  ABM Industries, Inc. ........       85,309
  4,000  American Management
           Systems, Inc.* ............       60,280
  5,000  Calgon Carbon Corporation ...       31,050
  3,100  Cornell Corrections, Inc.* ..       42,315
  1,700  Corrections Corporation
           of America* ...............       49,011
  5,400  EarthLink, Inc.* ............       54,000
  3,042  eFunds Corporation* .........       52,779
  1,900  G & K Services, Inc., Class A       69,825
  8,100  Gentiva Health Services,
           Inc.* .....................      102,384
  4,100  GSI Commerce, Inc.* .........       40,020
  2,500  Hughes Supply, Inc. .........      124,050
  2,000  Imagistics International,
           Inc.* .....................       75,000
  1,600  Kelly Services, Inc., Class A       45,664
  4,000  Lawson Software, Inc.* ......       32,920
  2,200  NCO Group, Inc.* ............       50,094
  3,000  NetIQ Corporation* ..........       39,750
    805  PalmSource, Inc.* ...........       17,541
  1,100  R.H. Donnelley Corporation* .       43,824
 10,100  Spherion Corporation* .......       98,879
  2,000  Standard Register Company ...       33,660
  4,800  TeleTech Holdings, Inc.* ....       54,240
  3,900  Tier Technologies, Inc.,
           Class B* ..................       31,863
  1,300  UniFirst Corporation ........       30,823
  3,800  URS Corporation* ............       95,038
  1,900  Wackenhut Corrections
           Corporation* ..............       43,320
                                       ------------
                                          1,403,639
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Chemicals - 2.5%
  2,000  Albemarle Corporation ....... $     59,940
  1,900  Cambrex Corporation .........       47,994
  2,200  Ferro Corporation ...........       59,862
  3,500  FMC Corporation* ............      119,455
  1,400  Georgia Gulf Corporation ....       40,432
  2,200  H. B. Fuller Company ........       65,428
    700  Minerals Technologies, Inc. .       41,475
  1,600  Octel Corporation ...........       31,504
  1,700  OM Group, Inc.* .............       44,523
  1,100  Sensient Technologies
           Corporation ...............       21,747
  4,600  Wellman, Inc. ...............       46,966
                                       ------------
                                            579,326
                                       ------------

         Construction - 4.7%
  1,500  Beazer Homes USA, Inc.* .....      146,490
  1,500  Dominion Homes, Inc.* .......       45,495
  3,800  Dycom Industries, Inc.* .....      101,916
  1,400  EMCOR Group, Inc.* ..........       61,460
  1,300  M/I Schottenstein Homes, Inc.       50,765
  2,600  Matrix Service Company* .....       47,190
  1,200  Meritage Corporation* .......       79,572
  2,000  NCI Building Systems, Inc.* .       47,800
  1,600  Orleans Homebuilders, Inc.* .       45,328
  3,700  Perini Corporation* .........       33,855
  1,000  Skyline Corporation .........       34,870
  3,800  Standard Pacific Corporation       184,490
  2,300  Texas Industries, Inc. ......       85,100
  2,000  USG Corporation* ............       33,140
  7,600  Walter Industries, Inc. .....      101,460
                                       ------------
                                          1,098,931
                                       ------------

         Consumer Durables - 2.6%
  2,400  Bassett Furniture Industries,
           Inc. ......................       39,600
  2,600  Department 56, Inc.* ........       34,060
  1,600  Genlyte Group, Inc.* ........       93,408
  4,700  Kimball International, Inc.,
           Class B ...................       73,085
  6,000  Lennox International, Inc. ..      100,200
  3,200  Nautilus Group, Inc. ........       44,960
  1,900  Thomas Industries, Inc. .....       65,854
    800  Toro Company ................       37,120
  6,300  United Rentals, Inc.* .......      121,338
                                       ------------
                                            609,625
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)
                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Containers - 0.7%
 10,000  Crown Holdings, Inc.* ....... $     90,600
  1,800  Greif, Inc., Class A ........       63,918
                                       ------------
                                            154,518
                                       ------------

         Domestic Oil - 1.9%
  2,900  Energy Partners, Ltd.* ......       40,310
  2,700  Gulf Island Fabrication, Inc.*      45,981
  2,000  Houston Exploration Company*        73,040
  3,000  Stone Energy Corporation* ...      127,350
  7,400  Vintage Petroleum, Inc. .....       89,022
  4,500  W-H Energy Services, Inc.* ..       72,900
                                       ------------
                                            448,603
                                       ------------

         Drugs & Medicine - 5.3%
  3,100  Abgenix, Inc.* ..............       38,626
  2,200  Alpharma, Inc., Class A .....       44,220
  2,500  American Medical Security
           Group, Inc.* ..............       56,050
    600  AMERIGROUP Corporation* .....       25,590
    900  Arrow International, Inc. ...       22,482
  1,200  CONMED Corporation* .........       28,560
  2,300  CTI Molecular Imaging, Inc.*        38,893
  2,100  Inverness Medical
           Innovations, Inc.* ........       45,738
  2,900  Kindred Healthcare, Inc.* ...      150,742
  4,100  Medarex, Inc.* ..............       25,543
  1,600  Medical Action Industries,
           Inc.* .....................       29,936
  7,000  MIM Corporation* ............       49,210
  3,800  Nabi Biopharmaceuticals* ....       48,298
    925  Odyssey Healthcare, Inc.* ...       27,065
  5,000  Orthodontic Centers of
           America, Inc.* ............       40,250
    600  Pediatrix Medical Group,
           Inc.* .....................       33,054
  2,000  Perrigo Company .............       31,440
  1,600  PolyMedica Corporation ......       42,096
  2,300  RehabCare Group, Inc.* ......       48,898
  2,900  Sierra Health Services, Inc.*       79,605
  1,600  Sunrise Assisted Living,
           Inc.* .....................       61,984
  6,800  US Oncology, Inc.* ..........       73,168
  3,000  Viasys Healthcare, Inc.* ....       61,800
  2,000  West Pharmaceutical Services,
           Inc. ......................       67,800
  8,800  Wind River Systems, Inc.* ...       77,088
                                       ------------
                                          1,248,136
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Electronics - 4.2%
  2,200  Anixter International, Inc.*  $     56,936
  1,550  Benchmark Electronics, Inc.*        53,956
  2,000  Coherent, Inc.* .............       47,600
  5,100  Credence Systems Corporation*       67,116
  1,000  DSP Group, Inc.* ............       24,910
  1,500  DuPont Photomasks, Inc.* ....       36,210
  3,800  EDO Corporation .............       93,670
  2,000  Electro Scientific Industries,
           Inc.* .....................       47,600
  3,800  Electronics for Imaging, Inc.*      98,876
  2,300  InVision Technologies, Inc.*        77,211
  4,500  KEMET Corporation* ..........       61,605
  4,000  Lattice Semiconductor
           Corporation* ..............       38,720
  3,500  MTS Systems Corporation .....       67,305
  1,200  Photronics, Inc.* ...........       23,904
  3,000  Power-One, Inc.* ............       32,490
  4,500  REMEC, Inc.* ................       37,845
  2,600  Technitrol, Inc.* ...........       53,924
  2,800  TriQuint Semiconductor, Inc.*       19,796
  2,900  Zygo Corporation* ...........       47,821
                                       ------------
                                            987,495
                                       ------------

         Energy & Utilities - 4.0%
 10,100  Allegheny Energy, Inc.* .....      128,876
  1,600  American States Water Company       40,000
  4,100  Atmos Energy Corporation ....       99,630
  5,500  Avista Corporation ..........       99,660
  1,400  Black Hills Corporation .....       41,762
  5,100  CMS Energy Corporation* .....       43,452
  1,600  Energen Corporation .........       65,648
  1,700  IDACORP, Inc. ...............       50,864
  2,250  New Jersey Resources
           Corporation ...............       86,648
  1,400  NUI Corporation .............       22,568
  2,200  PNM Resources, Inc. .........       61,820
 10,100  Sierra Pacific Resources* ...       74,134
  2,200  Southern Union Company* .....       40,480
  1,400  Southwest Gas Corporation ...       31,430
  2,400  Westar Energy, Inc. .........       48,600
                                       ------------
                                            935,572
                                       ------------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Energy - Raw Materials - 1.4%
  2,300  Denbury Resources, Inc.* .... $     31,993
  2,600  Headwaters, Inc.* ...........       51,012
  2,300  Massey Energy Company .......       47,840
  1,500  Powell Industries, Inc.* ....       28,725
  2,300  Swift Energy Company* .......       38,755
    900  Tom Brown, Inc.* ............       29,025
  4,300  Universal Compression
           Holdings, Inc.* ...........      112,488
                                       ------------
                                            339,838
                                       ------------

         Food & Agriculture - 3.3%
  4,000  Chiquita Brands
           International, Inc.* ......       90,120
  2,791  Corn Products International, Inc.   96,150
  1,700  Delta & Pine Land Company ...       43,180
    200  Farmer Brothers Company .....       62,250
  3,100  Flowers Foods, Inc. .........       79,980
  1,500  Hain Celestial Group, Inc.* .       34,815
  2,200  Interstate Bakeries
           Corporation ...............       31,306
    800  J & J Snack Foods Corporation*      30,208
  1,100  Lindsay Manufacturing Company       27,775
  3,800  M&F Worldwide Corporation* ..       50,768
  3,000  Pilgrim's Pride Corporation,
           Class B ...................       48,990
    700  Ralcorp Holdings, Inc.* .....       21,952
  3,300  Ruddick Corporation .........       59,070
  1,100  Sanderson Farms, Inc. .......       44,330
    100  Seaboard Corporation ........       28,200
  2,300  Wild Oats Markets, Inc.* ....       29,739
                                       ------------
                                            778,833
                                       ------------

         Insurance - 3.4%
  4,300  Allmerica Financial
           Corporation* ..............      132,311
  4,100  Argonaut Group, Inc.* .......       63,714
    700  Commerce Group, Inc. ........       27,650
  2,400  LandAmerica Financial
           Group, Inc. ...............      125,424
  1,700  Midland Company .............       40,154
  5,600  Ohio Casualty Corporation* ..       97,216
 10,600  Phoenix Companies, Inc. .....      127,624
  1,000  Selective Insurance Group,
           Inc. ......................       32,360

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Insurance (continued)
  1,500  Stewart Information
           Services Corporation* ..... $     60,825
  2,000  U.S.I. Holdings Corporation*        26,100
  5,800  UICI* .......................       77,024
                                       ------------
                                            810,402
                                       ------------

         Liquor - 0.2%
  1,000  Robert Mondavi Corporation,
           Class A* ..................       38,840
                                       ------------

         Media - 0.7%
  1,800  Information Holdings, Inc.* .       39,780
  2,400  Insight Communications
           Company, Inc.* ............       24,744
    900  Lin TV Corporation, Class A*        23,229
  2,500  Spanish Broadcasting System,
           Inc., Class A* ............       26,250
  3,000  Thomas Nelson, Inc. .........       57,990
                                       ------------
                                            171,993
                                       ------------

         Miscellaneous - 1.0%
  2,500  Acuity Brands, Inc. .........       64,500
  4,800  Alderwoods Group, Inc.* .....       45,216
  1,800  Ionics, Inc.* ...............       57,330
    900  Mine Safety Appliances
           Company ...................       71,559
                                       ------------
                                            238,605
                                       ------------

         Miscellaneous Finance - 3.0%
    500  Affiliated Managers Group,
           Inc.* .....................       34,795
  1,500  CompuCredit Corporation* ....       31,920
  1,900  Financial Federal Corporation*      58,045
    700  Gabelli Asset Management,
           Inc.,
           Class A* ..................       27,860
  2,200  Gladstone Capital Corporation       49,170
  1,800  iPayment Holdings, Inc.* ....       61,200
  5,100  Knight Trading Group, Inc.* .       74,664
    550  New Century Financial
           Corporation ...............       21,819
 11,300  S1 Corporation* .............       90,965
  3,300  Saxon Capital, Inc.* ........       69,135
  1,900  Westcorp ....................       69,445
  2,800  WSFS Financial Corporation ..      125,580
                                       ------------
                                            714,598
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Motor Vehicles - 2.5%
  3,300  Aftermarket Technology
           Corporation* .............. $     45,276
  1,400  Arctic Cat, Inc. ............       34,580
  2,800  CSK Auto Corporation* .......       52,556
  3,800  Fleetwood Enterprises, Inc.*        38,988
  2,000  Group 1 Automotive, Inc.* ...       72,380
  1,500  Modine Manufacturing Company        40,470
  2,300  Smith (A.O.) Corporation ....       80,615
    800  Superior Industries
           International, Inc. .......       34,816
  3,100  United Auto Group, Inc. .....       97,030
  6,300  Visteon Corporation .........       65,583
    400  Winnebago Industries, Inc. ..       27,500
                                       ------------
                                            589,794
                                       ------------

         Non-Durables & Entertainment - 1.8%
  1,700  Action Performance
           Companies, Inc. ...........       33,320
  3,900  Activision, Inc.* ...........       70,980
  3,200  AMC Entertainment, Inc.* ....       48,672
  1,500  Central Garden & Pet Company*       42,045
    900  Churchill Downs, Inc. .......       32,581
  1,050  CSS Industries, Inc.* .......       32,560
    900  Russ Berrie and Company, Inc.       30,510
  4,400  THQ, Inc.* ..................       74,404
  1,600  WD-40 Company ...............       56,576
                                       ------------
                                            421,648
                                       ------------

         Non-Ferrous Metals - 1.1%
  2,300  Brush Engineered Materials,
           Inc.* .....................       35,213
  1,500  Cleveland-Cliffs, Inc.* .....       76,425
  1,400  Commercial Metals Company ...       42,560
    800  Mueller Industries, Inc.* ...       27,488
  2,500  Reliance Steel &
           Aluminum Company* .........       83,025
                                       ------------
                                            264,711
                                       ------------

         Optical & Photo - 0.4%
  2,300  Ocular Sciences, Inc.* ......       66,033
  2,000  Sola International, Inc.* ...       37,600
                                       ------------
                                            103,633
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Paper & Forest Products - 1.8%
  9,000  Buckeye Technologies, Inc.* . $     90,450
  5,900  Caraustar Industries, Inc.* .       81,420
  4,700  Kadant, Inc.* ...............      101,755
  2,000  Louisiana-Pacific
           Corporation* ..............       35,760
  2,600  Pope & Talbot, Inc. .........       45,786
  2,300  Potlatch Corporation ........       79,971
                                       ------------
                                            435,142
                                       ------------

         Producer Goods - 7.9%
  1,700  Actuant Corporation, Class A*       61,540
  8,500  Axcelis Technologies, Inc.* .       86,870
  2,300  Barnes Group, Inc. ..........       74,313
  2,300  Belden, Inc. ................       48,507
  2,200  Brady Corporation, Class A ..       89,650
  1,367  Briggs & Stratton Corporation       92,136
  1,150  CLARCOR, Inc. ...............       50,715
  1,100  ESCO Technologies, Inc.* ....       48,015
  3,500  Federal Signal Corporation ..       61,320
  2,600  Flowserve Corporation* ......       54,288
  1,700  Griffon Corporation* ........       34,442
  4,100  JLG Industries, Inc. ........       62,443
  3,100  Kaydon Corporation ..........       80,104
  1,200  Kennametal, Inc. ............       47,700
  5,300  Lydall, Inc.* ...............       54,007
    425  Precision Castparts
           Corporation ...............       19,299
  2,500  Regal-Beloit Corporation ....       55,000
  3,200  Shaw Group, Inc.* ...........       43,584
  2,100  Standex International
           Corporation ...............       58,800
  3,500  Stewart & Stevenson Services,
           Inc. ......................       49,175
  2,300  Tecumseh Products Company,
           Class A ...................      111,389
  5,800  Terex Corporation* ..........      165,184
  3,900  Tredegar Corporation ........       60,567
  2,700  Watsco, Inc. ................       61,371
  3,700  Watts Industries, Inc.,
           Class A ...................       82,140
  1,800  Woodward Governor Company ...      102,294
  2,900  York International
           Corporation ...............      106,720
                                       ------------
                                          1,861,573
                                       ------------

         Railroad & Shipping - 1.5%
  1,300  Alexander & Baldwin, Inc. ...       43,797
  2,600  Florida East Coast
           Industries, Inc. ..........       86,060


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Railroad & Shipping (continued)
  1,500  GATX Corporation ............ $     41,970
  1,300  Genesee & Wyoming, Inc.,
           Class A* ..................       40,950
  8,500  Kansas City Southern* .......      121,720
  1,700  Wabtec Corporation ..........       28,968
                                       ------------
                                            363,465
                                       ------------

         Real Estate Investment Trust - 6.4%
  3,856  American Home Mortgage
           Investment Corporation* ...       86,799
  1,800  Amli Residential Properties Trust   48,240
  3,400  Anthracite Capital, Inc. ....       37,638
  2,100  Anworth Mortgage Asset
           Corporation ...............       29,253
  4,600  Associated Estates Realty
           Corporation ...............       33,626
  4,700  Boykin Lodging Company* .....       43,005
  6,200  Cornerstone Realty Income
           Trust, Inc. ...............       54,312
  3,700  CRIIMI MAE, Inc.* ...........       38,591
  4,300  Equity Inns, Inc. ...........       38,915
  6,700  FelCor Lodging Trust, Inc.* .       74,236
  3,100  First Industrial Realty Trust,
           Inc. ......................      104,625
  1,700  Heritage Property
           Investment Trust ..........       48,365
  2,900  Home Properties, Inc. .......      117,131
  4,700  Impac Mortgage Holdings, Inc.       85,587
  3,500  Koger Equity, Inc. ..........       73,255
  3,200  LTC Properties, Inc. ........       47,168
  6,900  MeriStar Hospitality
           Corporation* ..............       44,919
  4,900  MFA Mortgage Investments, Inc.      47,775
  2,100  Nationwide Health
           Properties, Inc. ..........       41,055
  1,000  Novastar Financial, Inc. ....       42,960
    500  Parkway Properties, Inc. ....       20,800
  1,300  Redwood Trust, Inc. .........       66,105
  5,200  Taubman Centers, Inc. .......      107,120
  2,200  U.S. Restaurant Properties,
           Inc. ......................       37,488
  6,200  Ventas, Inc. ................      136,400
                                       ------------
                                          1,505,368
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Real Property - 0.7%
  5,500  Jones Lang LaSalle, Inc.* ... $    114,015
  3,800  Trammell Crow Company* ......       50,350
                                       ------------
                                            164,365
                                       ------------

         Restaurants - 0.2%
  1,700  Landry's Restaurants, Inc. ..       43,724
                                       ------------

         Retail - 5.5%
  2,800  7-Eleven, Inc.* .............       44,940
  2,400  Aviall, Inc.* ...............       37,224
  2,000  Big 5 Sporting Goods
           Corporation* ..............       41,900
  5,200  BJ's Wholesale Club, Inc.* ..      119,392
  1,600  Buckle, Inc. ................       35,440
  2,500  Building Materials Holding
           Corporation ...............       38,825
  1,500  Burlington Coat Factory
           Warehouse Corporation .....       31,740
  7,900  Charming Shoppes, Inc.* .....       42,660
  1,600  Dillard's, Inc., Class A ....       26,336
  3,100  Finlay Enterprises, Inc.* ...       43,803
  3,400  Friedman's, Inc., Class A ...       22,814
  1,500  Haverty Furniture Companies,
           Inc. ......................       29,790
  1,800  Insight Enterprises, Inc.* ..       33,840
  1,000  Men's Wearhouse, Inc.* ......       25,010
  2,200  Mothers Work, Inc.* .........       53,680
  3,900  Pathmark Stores, Inc.* ......       29,640
  4,000  Payless ShoeSource, Inc.* ...       53,600
  5,700  Pep Boys-Manny, Moe & Jack ..      130,359
  6,200  Restoration Hardware, Inc.* .       29,450
  1,600  REX Stores Corporation* .....       22,656
  1,500  ShopKo Stores, Inc.* ........       22,875
  1,258  Sports Authority, Inc.* .....       48,307
  3,700  Stage Stores, Inc.* .........      103,230
  3,700  Tweeter Home Entertainment
           Group, Inc. ...............       34,965
  1,600  United Stationers, Inc.* ....       65,472
  1,600  Weis Markets, Inc. ..........       58,080
  1,100  Zale Corporation* ...........       58,520
                                       ------------
                                          1,284,548
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)


                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Steel - 0.8%
  7,700  Allegheny Technologies, Inc.  $    101,794
  1,400  Carpenter Technology
           Corporation ...............       41,398
  1,200  Quanex Corporation ..........       55,320
                                       ------------
                                            198,512
                                       ------------

         Telecommunications - 1.4%
  6,800  Andrew Corporation* .........       78,268
  9,100  Cincinnati Bell, Inc.* ......       45,955
  2,800  CommScope, Inc.* ............       45,724
  1,500  Inter-Tel, Inc. .............       37,470
  5,500  MasTec, Inc.* ...............       81,455
  1,900  Newport Corporation* ........       31,407
                                       ------------
                                            320,279
                                       ------------

         Tobacco - 0.6%
  2,500  Standard Commercial
           Corporation ...............       50,175
  1,900  Universal Corporation .......       83,923
                                       ------------
                                            134,098
                                       ------------

         Travel & Recreation - 2.2%
  3,000  Aztar Corporation* ..........       67,500
  5,000  Bally Total Fitness Holding
           Corporation* ..............       35,000
  4,200  Callaway Golf Company .......       70,770
  2,300  Dollar Thrifty Automotive
           Group, Inc.* ..............       59,662
  3,500  Extended Stay America, Inc.*        50,680
 17,700  La Quinta Corporation* ......      113,457
  4,000  Pinnacle Entertainment, Inc.*       37,280
  7,800  Six Flags, Inc.* ............       58,656
  1,600  Vail Resorts, Inc.* .........       27,200
                                       ------------
                                            520,205
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Trucking & Freight - 0.9%
  3,000  SCS Transportation, Inc.* ... $     52,740
  1,500  USF Corporation .............       51,285
  3,194  Yellow Roadway Corporation* .      115,527
                                       ------------
                                            219,552
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $18,655,570) ........   23,477,952
                                       ------------
RIGHTS - 0.0%**
                                   (Cost $442)
  1,300  Bank United Corporation,
           Contingent Payment Rights*           156
                                       ------------

TOTAL INVESTMENTS
   (Cost $18,656,012***) ......  99.6%   23,478,108
OTHER ASSETS AND LIABILITIES
   (Net) ......................   0.4%      105,580
                                -----  ------------
NET ASSETS .................... 100.0% $ 23,583,688
                                =====  ============

 *  Non-income  producing  security.
**  Amount represents less than 0.1% of net assets.
*** Aggregate cost for Federal tax purposes is $18,873,876.


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS
                                           Value
 Shares                                  (Note 1)
 ------                                  --------
COMMON STOCKS - 101.1%

         Aerospace - 1.4%
    337  Alliant Techsystems, Inc.* .. $     19,465
    300  Allied Defense Group, Inc.* .        7,173
    100  Astronics Corporation* ......          500
  8,700  Boeing Company ..............      366,618
    400  Curtiss-Wright Corporation ..       18,004
    100  Ducommun, Inc.* .............        2,235
    400  Environmental Tectonics
           Corporation* ..............        3,048
  2,220  General Dynamics Corporation       200,666
  1,200  Goodrich Corporation ........       35,628
    100  HEICO Corporation ...........        1,820
    120  HEICO Corporation, Class A ..        1,690
    100  Herley Industries, Inc.* ....        2,070
    600  Kaman Corporation, Class A ..        7,638
    300  Kreisler Manufacturing
           Corporation* ..............        1,500
    900  L-3 Communications
           Holdings, Inc.* ...........       46,224
  4,700  Lockheed Martin Corporation .      241,580
    100  MTC Technologies, Inc.* .....        3,222
  2,050  Northrop Grumman Corporation       195,980
  1,000  Orbital Sciences Corporation*       12,020
  4,300  Raytheon Company ............      129,172
  1,700  Rockwell Collins, Inc. ......       51,051
    300  Teledyne Technologies, Inc.*         5,655
  1,400  Titan Corporation* ..........       30,534
    200  Triumph Group, Inc.* ........        7,280
    100  United Defense Industries,
           Inc.* .....................        3,188
    100  United Industrial Corporation        1,805
  4,947  United Technologies
           Corporation ...............      468,827
                                       ------------
                                          1,864,593
                                       ------------

         Air Transportation - 0.2%
    700  ABX Air, Inc.* ..............        3,010
    900  AirTran Holdings, Inc.* .....       10,710
    100  Alaska Air Group, Inc.* .....        2,729
  1,200  America West Holdings
           Corporation, Class B* .....       14,880
  1,300  AMR Corporation* ............       16,835

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Air Transportation (continued)
    600  Atlantic Coast Airlines
           Holdings, Inc.* ........... $      5,940
  1,200  Continental Airlines, Inc.,
           Class B* ..................       19,524
  1,000  Delta Air Lines, Inc.* ......       11,810
    700  EGL, Inc.* ..................       12,292
    500  ExpressJet Holdings, Inc.* ..        7,500
    450  Frontier Airlines, Inc.* ....        6,417
  1,200  JetBlue Airways Corporation*        31,824
    200  MAIR Holdings, Inc.* ........        1,456
  1,000  Mesa Air Group, Inc.* .......       12,520
    800  Midwest Express Holdings,
           Inc.* .....................        3,368
  1,500  Northwest Airlines
           Corporation* ..............       18,930
    500  SkyWest, Inc. ...............        9,060
  8,293  Southwest Airlines Company ..      133,849
    300  UAL Corporation* ............          487
    400  US Airways Group, Inc.*+# ...            0
                                       ------------
                                            323,141
                                       ------------

         Apparel - 0.5%
    200  Barry (R.G.) Corporation* ...          878
    200  bebe stores, Inc.* ..........        5,198
    200  Cherokee, Inc.* .............        4,548
  2,000  Coach, Inc.* ................       75,500
    400  Columbia Sportswear Company*        21,800
    200  Cutter & Buck, Inc.* ........        1,876
    600  Gymboree Corporation* .......       10,338
    600  J. Jill Group, Inc.* ........        7,626
  1,378  Jones Apparel Group, Inc. ...       48,547
    300  Just for Feet, Inc.* ........            1
    800  K-Swiss, Inc., Class A ......       19,248
    400  Kenneth Cole Productions, Inc.      11,760
  1,200  Liz Claiborne, Inc. .........       42,552
    150  Maxwell Shoe Company, Inc.* .        2,546
  2,900  Nike, Inc., Class B .........      198,534
    300  OshKosh B'Gosh, Inc., Class A        6,438
    100  Perry Ellis International,
           Inc.* .....................        2,578
    800  Polo Ralph Lauren Corporation       23,040
    800  Quiksilver, Inc.* ...........       14,184
    700  Reebok International, Ltd. ..       27,524
    500  Russell Corporation .........        8,780
    100  Steven Madden, Ltd.* ........        2,040


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Apparel (continued)
    200  Superior Uniform Group, Inc.  $      3,290
    100  Tag-It Pacific, Inc.* .......          449
    100  Tarrant Apparel Group* ......          359
    400  Timberland Company, Class A*        20,828
  1,100  V.F. Corporation ............       47,564
    300  Vans, Inc.* .................        3,423
    100  Vulcan International
           Corporation ...............        4,375
    600  Warnaco Group, Inc.,
           Class A*+# ................            0
    900  Warnaco Group, Inc.* ........       14,355
  1,300  WestPoint Stevens, Inc. .....           24
    150  Weyco Group, Inc. ...........        5,047
    100  Wolverine World Wide, Inc. ..        2,038
                                       ------------
                                            637,288
                                       ------------

         Banks - 7.8%
    430  1st Source Corporation ......        9,249
    380  ABC Bancorp .................        6,069
    100  Alabama National
           BanCorporation ............        5,255
    200  Allegiant Bancorp, Inc. .....        5,610
    500  AMCORE Financial, Inc. ......       13,510
  3,433  AmSouth Bancorporation ......       84,108
    510  Anchor BanCorp Wisconsin,
           Inc. ......................       12,699
    198  Arrow Financial Corporation .        5,498
    684  Associated Banc-Corp ........       29,173
    800  Astoria Financial Corporation       29,760
    100  BancFirst Corporation .......        5,870
    700  BancorpSouth, Inc. ..........       16,604
 15,700  Bank of America Corporation .    1,262,751
    350  Bank of Granite Corporation .        7,623
    500  Bank of Hawaii Corporation ..       21,100
  8,100  Bank of New York Company,
           Inc. ......................      268,272
    800  Bank of the Ozarks, Inc. ....       18,008
 12,000  Bank One Corporation ........      547,080
    500  BankAtlantic Bancorp, Inc.,
           Class A ...................        9,500
  1,447  Banknorth Group, Inc. .......       47,071
    700  BankUnited Financial
           Corporation, Class A* .....       18,053
    100  Bar Harbor Bankshares .......        2,700

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Banks (continued)
  6,134  BB&T Corporation ............ $    237,018
    100  BNCCORP, Inc.* ..............        1,818
    200  Boston Private Financial
           Holdings, Inc. ............        4,968
    656  Brookline Bancorp, Inc. .....       10,063
    294  BSB Bancorp, Inc. ...........       11,613
      5  California Independent
           Bancorp ...................          192
     73  Camco Financial Corporation .        1,265
    100  Capital Corp of the West ....        3,964
    400  Capitol Bancorp, Ltd. .......       11,360
    900  Capitol Federal Financial ...       32,454
    612  Cascade Bancorp .............       11,787
    500  Cathay Bancorp, Inc. ........       27,840
    150  CCF Holding Company .........        3,375
    112  Center Bancorp, Inc. ........        2,202
    111  Central Coast Bancorp* ......        2,014
    200  Central Pacific Financial
           Corporation ...............        6,008
    100  Charter Financial Corporation        3,727
  2,671  Charter One Financial, Inc. .       92,283
    105  Chemical Financial
           Corporation ...............        3,821
    350  Chittenden Corporation ......       11,774
    500  Citizens Banking Corporation        16,360
    300  Citizens First Financial
           Corporation ...............        7,650
    314  Citizens South Banking
           Corporation ...............        4,380
    100  City Holding Company ........        3,500
    514  City National Corporation ...       31,930
    100  Coastal Bancorp, Inc. .......        4,111
    800  Colonial BancGroup, Inc. ....       13,856
    200  Columbia Bancorp ............        6,390
    644  Columbia Banking System, Inc.       13,949
  1,948  Comerica, Inc. ..............      109,205
    100  Comm Bancorp, Inc. ..........        3,723
    700  Commerce Bancorp, Inc. ......       36,876
    597  Commerce Bancshares, Inc. ...       29,248
    500  Commercial Federal
           Corporation ...............       13,355
    120  Community Bancorp, Inc.* ....        2,353
    400  Community Bank System, Inc. .       19,600
    236  Community Banks, Inc. .......        9,277


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Banks (continued)
    400  Community First Bankshares,
           Inc. ...................... $     11,576
  1,100  Compass Bancshares, Inc. ....       43,241
    400  Corus Bankshares, Inc. ......       12,624
    100  Crazy Woman Creek Bancorp,
           Inc. ......................        2,162
    400  Cullen/Frost Bankers, Inc. ..       16,228
    613  CVB Financial Corporation ...       11,819
    400  Downey Financial Corporation        19,720
    300  East West Bancorp, Inc. .....       16,104
    100  EFC Bancorp, Inc. ...........        2,390
    544  F.N.B. Corporation ..........       19,285
    200  FFD Financial Corporation ...        2,950
    300  FFLC Bancorp, Inc. ..........        8,625
    133  Fidelity Bancorp, Inc. ......        3,437
    200  Fidelity Bankshares, Inc. ...        6,280
  6,254  Fifth Third Bancorp .........      369,611
    550  First BanCorp. ..............       21,752
    100  First Busey Corporation .....        2,700
    500  First Charter Corporation ...        9,775
    200  First Citizens BancShares, Inc.,
           Class A ...................       24,306
    800  First Commonwealth Financial
           Corporation ...............       11,408
    264  First Federal Bankshares,
           Inc. ......................        6,550
    300  First Financial Bancorp. ....        4,785
    468  First Financial Bankshares,
           Inc. ......................       19,516
    600  First Financial Corporation .       18,006
    100  First M&F Corporation .......        3,790
    100  First Mariner Bancorp, Inc.*         1,873
    537  First Midwest Bancorp, Inc. .       17,404
  1,100  First Midwest Financial, Inc.       24,486
    375  First Mutual Bancshares, Inc.        9,187
    458  First Niagara Financial
           Group, Inc. ...............        6,829
    300  First Place Financial
           Corporation ...............        5,859
  1,700  First Tennessee National
           Corporation ...............       74,970
    200  First United Corporation ....        4,874
    600  Firstfed America Bancorp, Inc.      15,618
    400  FirstFed Financial
           Corporation* ..............       17,400
    600  FirstMerit Corporation ......       16,182
    750  Flagstar Bancorp, Inc. ......       16,065
 11,231  FleetBoston Financial
           Corporation ...............      490,233

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Banks (continued)
    600  Flushing Financial
           Corporation ............... $     10,968
    869  FNB Corporation .............       18,405
    125  FNB Financial Services
           Corporation ...............        2,494
    400  Franklin Bancorp, Inc. ......        8,620
    800  Fremont General Corporation .       13,528
    500  Frontier Financial Corporation      16,580
    751  Fulton Financial Corporation        16,454
    600  GA Financial, Inc. ..........       20,838
     22  German American Bancorp .....          385
    508  Glacier Bancorp, Inc. .......       16,459
  1,700  Golden West Financial
           Corporation ...............      175,423
    300  Great Southern Bancorp, Inc.        13,911
    700  Greater Bay Bancorp .........       19,936
     17  Greater Community Bancorp ...          288
  1,500  GreenPoint Financial
           Corporation ...............       52,980
    400  GS Financial Corporation ....        7,776
    100  Guaranty Financial
           Corporation ...............        2,575
    100  Habersham Bancorp ...........        2,449
    100  Hanmi Financial Corporation .        1,977
    500  Harbor Florida Bancshares,
           Inc. ......................       14,855
    131  Harleysville National
           Corporation ...............        3,943
    133  Harleysville Savings Financial
           Corporation ...............        3,897
    150  Hawthorne Financial
           Corporation* ..............        4,197
    165  Heritage Commerce Corporation*       2,021
    330  HF Financial Corporation ....        5,396
  1,500  Hibernia Corporation, Class A       35,265
    200  Home Financial Bancorp ......        1,280
     43  Horizon Financial Corporation          753
  2,000  Hudson City Bancorp, Inc. ...       76,360
    600  Hudson United Bancorp .......       22,170
  2,485  Huntington Bancshares, Inc. .       55,913
    179  IBERIABANK Corporation ......       10,561
    500  Independence Community
           Bank Corporation ..........       17,985
    100  Independent Bank Corporation         2,882
    483  International Bancshares
           Corporation ...............       22,773


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Banks (continued)
    200  Irwin Financial Corporation . $      6,280
    300  ITLA Capital Corporation* ...       15,030
    100  Jefferson Bancshares, Inc. ..        1,379
  5,000  KeyCorp .....................      146,600
    700  Klamath First Bancorp, Inc. .       18,578
    407  KNBT Bancorp, Inc.* .........        7,155
    100  Lakeland Financial
           Corporation ...............        3,532
    100  Laurel Capital Group, Inc. ..        2,475
    100  Lincoln Bancorp .............        1,996
    100  Local Financial Corporation*         2,084
    200  LSB Bancshares, Inc. ........        3,480
  1,300  M&T Bank Corporation ........      127,790
    479  MAF Bancorp, Inc. ...........       20,070
  2,700  Marshall & Ilsley Corporation      103,275
    100  Matrix Bancorp, Inc.* .......          925
    150  Mayflower Co-operative Bank .        2,252
  4,500  Mellon Financial Corporation       144,495
    800  Mercantile Bankshares
           Corporation ...............       36,464
    750  Merchants Bancshares, Inc. ..       22,913
    100  Mid-State Bancshares ........        2,544
    150  Midwest Banc Holdings, Inc. .        3,338
    300  MidWestOne Financial
           Group, Inc. ...............        5,697
    100  MSB Financial, Inc. .........        1,857
    200  MutualFirst Financial, Inc. .        5,068
    105  Mystic Financial, Inc. ......        3,143
  6,300  National City Corporation ...      213,822
  1,835  National Commerce Financial
           Corporation ...............       50,059
    113  National Penn Bancshares, Inc.       3,630
    641  NetBank, Inc. ...............        8,557
  2,428  New York Community
           Bancorp, Inc. .............       92,385
    100  North Bancshares, Inc. ......        1,355
  1,520  North Fork Bancorporation,
           Inc. ......................       61,514
    420  North Valley Bancorp ........        6,410
    100  Northeast Bancorp ...........        1,930
  1,300  Northern States Financial
           Corporation ...............       37,583
  2,500  Northern Trust Corporation ..      116,050

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Banks (continued)
    462  Northrim BanCorp, Inc. ...... $     10,603
    300  Northwest Bancorp, Inc. .....        6,408
    150  Norwood Financial Corporation        3,966
    126  NSD Bancorp, Inc. ...........        3,213
    671  Old National Bancorp ........       15,332
    100  Omega Financial Corporation .        3,849
    303  Oriental Financial Group,
           Inc. ......................        7,774
    400  Pacific Capital BanCorp .....       14,728
    400  Pacific Crest Capital, Inc. .       10,340
    200  Park National Corporation ...       22,630
    500  People's Bank ...............       16,300
    450  Peoples Holding Company .....       14,850
    256  PHSB Financial Corporation ..        5,504
  1,200  Popular, Inc. ...............       53,928
    456  Provident Bankshares
           Corporation ...............       13,425
    600  Provident Financial Group,
           Inc. ......................       19,170
    306  PVF Capital Corporation .....        4,926
    100  R&G Financial Corporation,
           Class B ...................        3,980
  2,100  Regions Financial Corporation       78,120
    764  Republic Bancorp, Inc. ......       10,306
    500  Republic Bancorp, Inc.,
           Class A ...................        9,770
    400  S&T Bancorp, Inc. ...........       11,960
    200  S.Y. Bancorp, Inc. ..........        4,112
    300  Sandy Spring Bancorp, Inc. ..       11,220
    100  Second Bancorp, Inc. ........        2,640
    100  Security Bank Corporation ...        3,150
    400  Silicon Valley Bancshares* ..       14,428
    400  Simmons First National
           Corporation, Class A ......       11,160
    644  Sky Financial Group, Inc. ...       16,705
    100  Sound Federal Bancorp, Inc. .        1,559
    600  South Financial Group, Inc. .       16,716
    100  Southern Banc Company, Inc. .        1,589
  2,400  Southern Missouri Bancorp,
           Inc. ......................       33,024
  3,400  SouthTrust Corporation ......      111,282
    500  Southwest Bancorporation
           of Texas, Inc. ............       19,425
  3,500  Sovereign Bancorp, Inc. .....       83,125
    666  State Bancorp, Inc. .........       16,157
  3,800  State Street Corporation ....      197,904


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Banks (continued)
    800  Staten Island Bancorp, Inc. . $     18,000
    188  Sterling Bancorp ............        5,358
    150  Sterling Bancshares, Inc. ...        2,000
    300  Sterling Financial Corporation       8,325
    300  Suffolk Bancorp .............       10,359
    100  Summit Bancshares, Inc. .....        2,786
      5  Sun Bancorp, Inc.* ..........          132
  3,080  SunTrust Banks, Inc. ........      220,220
    500  Susquehanna Bancshares, Inc.        12,505
  3,256  Synovus Financial Corporation       94,164
    900  TCF Financial Corporation ...       46,215
    100  Teche Holding Company .......        3,628
    275  Texas Regional Bancshares,
           Inc. ......................       10,175
    100  Timberland Bancorp, Inc. ....        2,269
    110  Tompkins Trustco, Inc. ......        5,066
    300  Trust Company of New Jersey .       11,904
    858  TrustCo Bank Corporation NY .       11,283
    600  Trustmark Corporation .......       17,562
 20,209  U.S. Bancorp ................      601,824
    115  U.S.B. Holding Company, Inc.         2,230
    800  UCBH Holdings, Inc. .........       31,176
    405  UMB Financial Corporation ...       19,254
    100  Union Community Bancorp .....        1,767
  2,000  Union Planters Corporation ..       62,980
  1,500  UnionBanCal Corporation .....       86,310
    400  United Bankshares, Inc. .....       12,480
    100  United Community Financial
           Corporation ...............        1,141
    495  United Financial Corporation        13,043
    424  United National Bancorp .....       15,150
    100  United Tennessee
           Bankshares, Inc. ..........        1,706
    100  Vail Banks, Inc. ............        1,194
    680  Valley National Bancorp .....       19,856
    765  W Holding Company, Inc. .....       14,237
 13,848  Wachovia Corporation ........      645,178
    650  Waddell & Reed Financial, Inc.,
           Class A ...................       15,249
    482  Washington Federal, Inc. ....       13,689
    100  Washington Trust Bancorp, Inc.       2,620
    404  Webster Financial Corporation       18,527
 17,995  Wells Fargo & Company .......    1,059,726

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Banks (continued)
    500  WesBanco, Inc. .............. $     13,845
    100  West Coast Bancorp ..........        2,134
    400  Westamerica Bancorporation ..       19,880
    450  Whitney Holding Corporation .       18,446
    228  Willow Grove Bancorp, Inc. ..        4,049
    600  Wilmington Trust Corporation        21,600
    100  Yardville National Bancorp ..        2,574
  1,000  Zions Bancorporation ........       61,330
                                       ------------
                                         10,714,928
                                       ------------

         Business Machines - 8.0%
  4,000  3Com Corporation* ...........       32,680
    400  3D Systems Corporation* .....        4,060
  1,200  Adaptec, Inc.* ..............       10,596
  2,500  Adobe Systems, Inc. .........       98,250
    400  Advanced Digital Information
           Corporation* ..............        5,600
  3,600  Apple Computer, Inc.* .......       76,932
    300  Artesyn Technologies, Inc.* .        2,556
    800  Autodesk, Inc. ..............       19,664
     75  Avici Systems, Inc.* ........          596
    400  Avocent Corporation* ........       14,608
  4,500  BEA Systems, Inc.* ..........       55,350
  2,067  BMC Software, Inc.* .........       38,550
    900  Borland Software Corporation*        8,757
    700  CACI International, Inc.,
           Class A* ..................       34,034
    200  Cash Technologies, Inc.* ....          220
 72,873  Cisco Systems, Inc.* ........    1,770,085
    200  Cognitronics Corporation* ...          670
  3,900  Compuware Corporation* ......       23,556
 26,300  Dell, Inc.* .................      893,148
    700  Diebold, Inc. ...............       37,709
    700  Echelon Corporation* ........        7,798
 27,029  EMC Corporation* ............      349,215
  1,700  Enterasys Networks, Inc.* ...        6,375
    200  Evans & Sutherland Computer
           Corporation* ..............          900
    200  Extended Systems, Inc.* .....          868
  3,200  Gateway, Inc.* ..............       14,720
    600  Henry (Jack) & Associates, Inc.     12,348
 32,017  Hewlett-Packard Company .....      735,430


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Machines (continued)
  1,100  IKON Office Solutions, Inc. . $     13,046
    100  Immersion Corporation* ......          595
    600  InFocus Corporation* ........        5,808
    500  Intergraph Corporation* .....       11,960
 18,070  International Business
           Machines Corporation ......    1,674,728
  1,300  Intervoice, Inc.* ...........       15,431
    450  Kronos, Inc.* ...............       17,824
  1,400  Lexmark International, Inc.*       110,096
  2,280  Maxtor Corporation* .........       25,308
  1,047  McDATA Corporation, Class A*         9,978
    300  Mercury Computer Systems,
           Inc.* .....................        7,470
  2,600  Micromuse, Inc.* ............       17,940
    300  MICROS Systems, Inc.* .......       13,008
114,090  Microsoft Corporation .......    3,142,039
    400  MIPS Technologies, Inc.,
           Class A* ..................        2,178
    800  NCR Corporation* ............       31,040
    450  Netegrity, Inc.* ............        4,639
  3,600  Network Appliance, Inc.* ....       73,908
  3,734  Novell, Inc.* ...............       39,282
    200  Optio Software, Inc.* .......          240
 54,900  Oracle Corporation* .........      724,680
    400  Overland Storage, Inc.* .....        7,520
    215  PalmOne, Inc.* ..............        2,526
    200  Paxar Corporation ...........        2,680
  2,500  Pitney Bowes, Inc. ..........      101,550
  1,300  Quantum Corporation* ........        4,056
  1,100  Rainbow Technologies, Inc.* .       12,386
    300  Rimage Corporation* .........        4,749
    900  SanDisk Corporation* ........       55,026
    200  ScanSource, Inc.* ...........        9,124
    500  SCM Microsystems, Inc.* .....        3,860
  1,300  Seagate Technology ..........       24,570
  5,800  Siebel Systems, Inc.* .......       80,446
  1,400  Storage Technology
           Corporation* ..............       36,050
    450  Stratasys, Inc.* ............       12,267
 34,500  Sun Microsystems, Inc.* .....      154,905
  1,900  Sybase, Inc.* ...............       39,102
    700  Synaptics, Inc.* ............       10,486
    500  TransAct Technologies, Inc.*        12,100
    100  UniComp, Inc.* ..............            3

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Machines (continued)
  4,200  Unisys Corporation* ......... $     62,370
     80  VelocityHSI, Inc.*# .........            0
  8,100  Xerox Corporation* ..........      111,780
                                       ------------
                                         10,944,029
                                       ------------

         Business Services - 4.7%
    600  ABM Industries, Inc. ........       10,446
    100  ACMAT Corporation, Class A* .        1,231
    500  ActivCard Corporation* ......        3,940
    700  Acxiom Corporation* .........       12,999
    500  Adept Technology, Inc.* .....          710
  1,000  Administaff, Inc.* ..........       17,380
    900  Advent Software, Inc.* ......       15,687
    400  Aether Systems, Inc.* .......        1,900
  1,500  Affiliated Computer Services, Inc.,
           Class A* ..................       81,690
  1,200  Affymetrix, Inc.* ...........       29,532
  1,100  Agile Software Corporation* .       10,890
  1,259  Akamai Technologies, Inc.* ..       13,534
  3,400  Allied Waste Industries, Inc.*      47,192
    200  American Locker Group, Inc.*         2,232
    600  American Management
           Systems, Inc.* ............        9,042
    100  American Software, Inc.,
           Class A ...................          716
    500  AMN Healthcare Services,
           Inc.* .....................        8,580
    400  Angelica Corporation ........        8,800
    300  ANSYS, Inc.* ................       11,910
    300  Anteon International
           Corporation* ..............       10,815
    200  Appiant Technologies, Inc.* .            2
    100  Apropos Technology, Inc.* ...          348
    100  Aptimus, Inc.* ..............          425
    700  aQuantive, Inc.* ............        7,175
  1,000  ARAMARK Corporation, Class B*       27,420
    340  Arbitron, Inc.* .............       14,185
    200  Ardent Communications, Inc.*             1
  2,800  Ariba, Inc.* ................        8,400
    100  Ascendant Solutions, Inc.* ..           36
    450  Ascential Software
           Corporation* ..............       11,669
    500  Ask Jeeves, Inc.* ...........        9,060
    700  Aspen Technology, Inc.* .....        7,182
    700  At Road, Inc.* ..............        9,310


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
  6,100  Automatic Data Processing,
           Inc. ...................... $    241,621
    300  BARRA, Inc.* ................       10,647
  1,200  BearingPoint, Inc.* .........       12,108
    180  Blue Coat Systems, Inc.* ....        4,016
    700  Bowne & Company, Inc. .......        9,492
    200  Breakaway Solutions, Inc.* ..            1
    500  Brink's Company .............       11,305
    300  BroadVision, Inc.* ..........        1,278
    100  Calico Commerce, Inc.*+# ....            0
    200  Captiva Software Corporation*        2,532
    700  Carreker Corporation* .......        9,807
    500  Casella Waste Systems, Inc.,
           Class A* ..................        6,845
    546  Catalina Marketing
           Corporation* ..............       11,007
    500  Catalyst International, Inc.*          775
    100  Catapult Communications
           Corporation* ..............        1,450
    200  CDI Corporation .............        6,550
  1,180  CDW Corporation .............       68,157
 10,577  Cendant Corporation* ........      235,550
    200  Centra Software, Inc.* ......          790
  1,200  Ceridian Corporation* .......       25,128
    300  Cerner Corporation* .........       11,355
    550  Certegy, Inc. ...............       18,040
    400  Charles River Associates,
           Inc.* .....................       12,796
  1,000  CheckFree Corporation* ......       27,650
    300  Checkpoint Systems, Inc.* ...        5,673
    342  Chindex International, Inc.*        11,129
    886  ChoicePoint, Inc.* ..........       33,748
    700  Chordiant Software, Inc.* ...        3,815
  1,300  CIBER, Inc.* ................       11,258
  1,782  Cintas Corporation ..........       89,332
  1,800  Citrix Systems, Inc.* .......       38,178
    100  Clarus Corporation* .........          721
     60  Click Commerce, Inc.* .......          307
    600  Cognizant Technology
           Solutions Corporation* ....       27,384
    200  Coinstar, Inc.* .............        3,612
    156  Commerce One, Inc.* .........          198
  6,121  Computer Associates
           International, Inc. .......      167,348
    900  Computer Horizons
           Corporation* ..............        3,537

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
  1,980  Computer Sciences
           Corporation* .............. $     87,575
    600  Computer Task Group, Inc.* ..        2,334
    200  Concord Communications, Inc.*        3,994
  4,600  Concord EFS, Inc.* ..........       68,264
    300  Consolidated Graphics, Inc.*         9,474
  1,600  Convergys Corporation* ......       27,936
  1,050  Copart, Inc.* ...............       17,325
    400  Corillian Corporation* ......        2,524
    300  Cornell Corrections, Inc.* ..        4,095
    400  Corporate Executive Board
           Company* ..................       18,668
    398  Corrections Corporation
           of America* ...............       11,474
    500  CoStar Group, Inc.* .........       20,840
    600  Covansys Corporation* .......        6,600
    700  Cross Country Healthcare,
           Inc.* .....................       10,444
     29  Cross Media Marketing
           Corporation*# .............            0
    400  CSG Systems International,
           Inc.* .....................        4,996
    100  CSP, Inc.* ..................          616
    300  CyberSource Corporation* ....        1,548
    750  D&B Corporation* ............       38,033
    200  Datalink Corporation* .......          758
    100  Datawatch Corporation* ......          550
    700  Dendrite International, Inc.*       10,969
    350  DiamondCluster
           International, Inc.* ......        3,570
    200  Digital Fusion, Inc.* .......           74
    457  Digital Insight Corporation*        11,379
  1,100  Digital River, Inc.* ........       24,310
    500  DigitalThink, Inc.* .........        1,405
    600  Digitas, Inc.* ..............        5,592
    100  Docent, Inc.* ...............          460
  1,438  DoubleClick, Inc.* ..........       14,696
    100  Drexler Technology
           Corporation* ..............        1,367
  1,100  DST Systems, Inc.* ..........       45,936
    700  E.piphany, Inc.* ............        5,047
  1,671  EarthLink, Inc.* ............       16,710
  6,800  eBay, Inc.* .................      439,212
    100  ebix.com, Inc.* .............        1,226
    400  Eclipsys Corporation* .......        4,656
    630  eFunds Corporation* .........       10,931


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
  5,000  Electronic Data Systems
           Corporation ............... $    122,700
    400  Embarcadero Technologies,
           Inc.* .....................        6,380
    750  Encompass Services
           Corporation*# .............            0
    700  Entrust Technologies, Inc.* .        2,856
    300  EPIQ Systems, Inc.* .........        5,139
    200  ePresence, Inc.* ............          750
    100  Equinix, Inc.* ..............        2,820
    900  eResearch Technology, Inc.* .       22,878
  1,100  Exult, Inc.* ................        7,832
    400  F5 Networks, Inc.* ..........       10,040
    400  FactSet Research Systems,
           Inc. ......................       15,284
    563  Fair Isaac Corporation ......       27,677
  3,032  FedEx Corporation ...........      204,660
    300  FileNET Corporation* ........        8,124
    300  FindWhat.com* ...............        5,625
  7,900  First Data Corporation ......      324,611
    100  Firstwave Technologies, Inc.*          534
  2,128  Fiserv, Inc.* ...............       84,077
    400  Forrester Research, Inc.* ...        7,148
    400  FreeMarkets, Inc.* ..........        2,676
    450  FTI Consulting, Inc.* .......       10,517
    200  G & K Services, Inc.,
           Class A ...................        7,350
  1,700  Gartner, Inc., Class A* .....       19,227
    300  Gentiva Health Services,
           Inc.* .....................        3,792
    600  Getty Images, Inc., Class A*        30,078
    300  Global Imaging Systems, Inc.*        9,525
    400  Global Payments, Inc. .......       18,848
    300  GP Strategies Corporation* ..        2,400
    100  Grey Global Group, Inc. .....       68,305
    700  Group 1 Software, Inc.* .....       12,334
     27  GSI Commerce, Inc.* .........          264
    200  GulfMark Offshore, Inc.* ....        2,800
  2,180  H & R Block, Inc. ...........      120,707
    550  HA-LO Industries, Inc.*# ....            0
    600  Harris Interactive, Inc.* ...        4,980
    200  Healthcare Services Group,
           Inc. ......................        3,858
    100  HealthExtras, Inc.* .........        1,340
    200  HearMe* .....................            3
    100  Heidrick & Struggles
           International, Inc.* ......        2,180

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
    100  Homeseekers.com, Inc.*# ..... $          0
    267  Hudson Highland Group, Inc.*         6,368
    200  Hughes Supply, Inc. .........        9,924
  1,100  Hypercom Corporation* .......        5,236
    300  Hyperion Solutions
           Corporation* ..............        9,042
  3,540  i2 Technologies, Inc.* ......        5,770
    600  iGATE Capital Corporation* ..        4,710
    484  Imagistics International,
           Inc.* .....................       18,150
    700  Imation Corporation .........       24,605
    800  Informatica Corporation* ....        8,240
    200  Inforte Corporation* ........        1,658
    410  InfoSpace, Inc.* ............        9,451
  1,200  Ingram Micro, Inc., Class A*        19,080
    100  Integral Systems, Inc.* .....        2,152
    300  Interactive Intelligence,
           Inc.* .....................        1,563
    300  InterCept, Inc.* ............        3,387
    100  Interleukin Genetics, Inc.* .          465
    143  Internet Pictures
           Corporation* ..............          252
  4,242  Interpublic Group of
           Companies, Inc.* ..........       66,175
      4  InterWorld Corporation* .....            1
    504  Interwoven, Inc.* ...........        6,371
  2,200  Intuit, Inc.* ...............      116,402
    200  iPass, Inc.* ................        3,206
    900  Iron Mountain, Inc.* ........       35,586
    900  IT Group, Inc.*+# ...........            0
    600  Jacobs Engineering Group,
           Inc.* .....................       28,806
  4,000  Juniper Networks, Inc.* .....       74,720
    200  Jupitermedia Corporation* ...          920
    200  Kana Software, Inc.* ........          674
    700  Keane, Inc.* ................       10,248
    200  Keith Companies, Inc.* ......        2,724
    400  Kelly Services, Inc., Class A       11,416
    300  Keynote Systems, Inc.* ......        3,570
    547  Kinder Morgan Management,
           LLC* ......................       23,517
    500  Korn/Ferry International* ...        6,670
    444  Kroll, Inc.* ................       11,544
    300  LabOne, Inc.* ...............        9,741
    600  Labor Ready, Inc.* ..........        7,860
  1,000  Lamar Advertising Company* ..       37,320
    100  Larscom, Inc.* ..............          440
  1,100  Lawson Software, Inc.* ......        9,053


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
  1,000  Liberate Technologies, Inc.*  $      3,070
    500  Lionbridge Technologies,
           Inc.* .....................        4,805
    300  LivePerson, Inc.* ...........        1,524
    200  LiveWorld, Inc.* ............           34
     88  LTWC Corporation*# ..........            0
    740  Macromedia, Inc.* ...........       13,202
    800  Mail-Well, Inc.* ............        3,688
    500  Manhattan Associates, Inc.* .       13,820
    900  Manpower, Inc. ..............       42,372
    800  Manugistics Group, Inc.* ....        5,000
    819  MarchFirst, Inc.* ...........            2
    200  Marimba, Inc.* ..............        1,100
    200  MarketWatch.com, Inc.* ......        1,722
    500  MatrixOne, Inc.* ............        3,080
    300  MAXIMUS, Inc.* ..............       11,739
     45  MCSi, Inc.*# ................            0
    200  Mechanical Technology, Inc.*         1,094
    900  Medical Staffing Network
           Holdings, Inc.* ...........        9,855
    200  Mediware Information
           Systems, Inc.* ............        3,192
    500  MemberWorks, Inc.* ..........       13,585
    700  Mentor Graphics Corporation*        10,178
    900  Mercury Interactive
           Corporation* ..............       43,776
    100  MicroAge, Inc.*# ............            0
     30  MicroStrategy, Inc., Class A*        1,574
    200  Microvision, Inc.* ..........        1,524
    933  Mindspeed Technologies, Inc.*        6,391
    200  Modem Media, Inc.* ..........        1,634
    900  Monster Worldwide, Inc.* ....       19,764
    800  MPS Group, Inc.* ............        7,480
    350  National Instruments
           Corporation ...............       15,915
  1,100  Navarre Corporation* ........        6,688
    400  Navigant Consulting, Inc.* ..        7,544
    200  NaviSite, Inc.* .............        1,314
    500  NCO Group, Inc.* ............       11,385
    500  NDCHealth Corporation .......       12,810
    250  Neoforma, Inc.* .............        2,660
    200  NEON Systems, Inc.* .........          698
    300  Netcentives, Inc.*# .........            0
    300  NETGEAR, Inc.* ..............        4,797
  1,332  NetIQ Corporation* ..........       17,649

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
    200  NetObjects, Inc.* ........... $          1
    400  NetRatings, Inc.* ...........        4,572
    200  NetScreen Technologies, Inc.*        4,950
  1,700  Network Associates, Inc.* ...       25,568
     27  Network Commerce, Inc.*# ....            0
    200  New England Business
           Service, Inc. .............        5,900
    200  New Horizons Worldwide, Inc.*        1,138
    600  NIC, Inc.* ..................        4,818
    200  Nuance Communications, Inc.*         1,528
    300  NWH, Inc. ...................        6,156
    500  Offshore Logistics, Inc.* ...       12,260
  2,000  Omnicom Group, Inc. .........      174,660
    100  OneSource Information
           Services, Inc.* ...........          942
    800  Opsware, Inc.* ..............        5,920
    400  Packeteer, Inc.* ............        6,792
    166  PalmSource, Inc.* ...........        3,617
  1,900  Parametric Technology
           Corporation* ..............        7,486
  3,800  Paychex, Inc. ...............      141,360
    300  PC-Tel, Inc.* ...............        3,183
    600  PDF Solutions, Inc.* ........        8,940
    900  PDI, Inc.* ..................       24,129
    100  PEC Solutions, Inc.* ........        1,695
  3,639  PeopleSoft, Inc.* ...........       82,969
     40  Peregrine Systems, Inc.* ....          720
  1,400  Perot Systems Corporation,
           Class A* ..................       18,872
    500  Pixar, Inc.* ................       34,645
    600  PLATO Learning, Inc.* .......        6,330
    700  Plexus Corporation* .........       12,019
    200  Plumtree Software, Inc.* ....          940
    800  Polycom, Inc.* ..............       15,616
    100  Pomeroy IT Solutions, Inc.* .        1,474
    400  Portal Software, Inc.* ......        2,692
    300  Pre-Paid Legal Services, Inc.*       7,836
    300  Precept Business Services,
           Inc., Class A*# ...........            0
    100  Preview Systems, Inc.* ......            6
    200  Progress Software Corporation*       4,092
    300  ProQuest Company* ...........        8,835


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
    100  Provell, Inc., Class A*# .... $          0
    100  ProxyMed, Inc.* .............        1,749
    200  PubliCARD, Inc.* ............           11
    700  Pumatech, Inc.* .............        2,786
    300  QRS Corporation* ............        2,436
    100  Quality Systems, Inc.* ......        4,459
  1,100  Quest Software, Inc.* .......       15,620
    300  Quintus Corporation* ........          105
    600  Quovadx, Inc.* ..............        2,940
    300  R.H. Donnelley Corporation* .       11,952
    600  Radiant Systems, Inc.* ......        5,046
  1,700  RealNetworks, Inc.* .........        9,707
  2,800  Red Hat, Inc.* ..............       52,556
    500  Register.com, Inc.* .........        2,625
  1,000  RemedyTemp, Inc., Class A* ..       10,910
    500  Renaissance Learning, Inc.* .       12,040
    200  Resources Connection, Inc.* .        5,462
    548  Retek, Inc.* ................        5,085
    800  Reynolds & Reynolds Company,
           Class A ...................       23,240
    550  Right Management
           Consultants, Inc.* ........       10,263
  1,600  Robert Half International,
           Inc.* .....................       37,344
    750  RSA Security, Inc.* .........       10,650
    125  Saba Software, Inc.* ........          431
  1,400  Safeguard Scientifics, Inc.*         5,656
    300  SafeNet, Inc.* ..............        9,231
    500  Sanchez Computer
           Associates, Inc.* .........        2,075
    800  Sapient Corporation* ........        4,480
    300  SBS Technologies, Inc.* .....        4,413
    200  SCO Group, Inc.* ............        3,400
    500  Secure Computing Corporation*        8,955
  1,200  SeeBeyond Technology
           Corporation* ..............        5,148
    300  Selectica, Inc.* ............        1,284
    600  SERENA Software, Inc.* ......       11,010
  2,300  ServiceMaster Company .......       26,795
    100  SM&A* .......................        1,170
    556  Sonic Foundry, Inc.* ........        1,040
    700  SonicWALL, Inc.* ............        5,460

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
  1,000  Spherion Corporation* ....... $      9,790
    600  SPSS, Inc.* .................       10,728
    500  SRA International, Inc.,
           Class A* ..................       21,550
    100  SS&C Technologies, Inc. .....        2,795
    400  Standard Register Company ...        6,732
    100  Stardrive Solutions, Inc.*+#             0
    300  StarTek, Inc. ...............       12,237
    600  Stellent, Inc.* .............        5,904
    300  Stericycle, Inc.* ...........       14,010
  3,364  SunGard Data Systems, Inc.* .       93,216
    400  Supportsoft, Inc.* ..........        5,260
    300  Switchboard, Inc.* ..........        2,073
    800  Sykes Enterprises, Inc.* ....        6,848
  3,100  Symantec Corporation* .......      107,415
  1,592  Synopsys, Inc.* .............       53,746
    300  Synplicity, Inc.* ...........        2,349
    495  TALX Corporation ............       11,400
    500  Tech Data Corporation* ......       19,845
  1,300  TeleTech Holdings, Inc.* ....       14,690
    843  Tetra Tech, Inc.* ...........       20,957
    200  TheStreet.com, Inc.* ........          824
  2,400  TIBCO Software, Inc.* .......       16,248
    200  Tier Technologies, Inc.,
           Class B* ..................        1,634
  1,940  Total System Services, Inc. .       60,392
    171  Tradestation Group, Inc.* ...        1,515
    500  Transaction Systems
           Architects, Inc.,
           Class A* ..................       11,315
    150  Trident Microsystems, Inc.* .        2,613
    500  TriZetto Group, Inc.* .......        3,225
    100  Tucows, Inc.* ...............           48
    200  U.S. Interactive, Inc.*# ....            0
    400  UniFirst Corporation ........        9,484
    700  Universal Electronics, Inc.*         8,918
    700  UNOVA, Inc.* ................       16,065
    600  URS Corporation* ............       15,006
    763  ValueClick, Inc.* ...........        6,928
    500  Vastera, Inc.* ..............        2,000
    201  Ventiv Health, Inc.* ........        1,839
    300  Verint Systems, Inc.* .......        6,768
  2,716  VeriSign, Inc.* .............       44,271
  4,478  VERITAS Software Corporation*      166,402


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Business Services (continued)
    500  Verity, Inc.* ............... $      8,345
    700  Viad Corporation ............       17,500
  2,516  Vignette Corporation* .......        5,711
    300  Vitria Technology, Inc.* ....        2,130
    100  Wackenhut Corrections
           Corporation* ..............        2,280
    400  WatchGuard Technologies,
           Inc.* .....................        2,328
    500  Watson Wyatt & Company
           Holdings* .................       12,075
    500  WebEx Communications, Inc.* .       10,050
  2,845  WebMD Corporation* ..........       25,577
    600  webMethods, Inc.* ...........        5,490
    300  Websense, Inc.* .............        8,772
    300  Wireless Facilities, Inc.* ..        4,458
     80  Worldwide Xceed Group, Inc.*#            0
    100  Ziplink, Inc.* ..............            1
    800  Zix Corporation* ............        6,952
                                       ------------
                                          6,408,072
                                       ------------

         Chemicals - 1.4%
  2,500  Air Products and Chemicals,
           Inc. ......................      132,075
  1,270  Airgas, Inc.* ...............       27,280
    400  Albemarle Corporation .......       11,988
    250  Arch Chemicals, Inc. ........        6,415
    800  Ashland, Inc. ...............       35,248
    300  Balchem Corporation, Class B         6,840
    600  Cabot Corporation ...........       19,104
    300  Cabot Microelectronics
           Corporation* ..............       14,700
    300  Cambrex Corporation .........        7,578
    562  Crompton Corporation ........        4,030
    400  Cytec Industries, Inc.* .....       15,356
  9,711  Dow Chemical Company ........      403,686
 10,500  du Pont (E.I.) de Nemours
           & Company .................      481,845
    800  Eastman Chemical Company ....       31,624
  2,400  Ecolab, Inc. ................       65,688
  1,300  Engelhard Corporation .......       38,935
    400  Ferro Corporation ...........       10,884
    200  FMC Corporation* ............        6,826
     20  General Chemical Group, Inc.*            1
    300  Georgia Gulf Corporation ....        8,664

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Chemicals (continued)
    700  Great Lakes Chemical
           Corporation ............... $     19,033
    400  H. B. Fuller Company ........       11,896
  1,000  Hercules, Inc.* .............       12,200
    800  International Flavors &
           Fragrances, Inc. ..........       27,936
    250  Kronos Worldwide, Inc.* .....        5,550
    400  Lubrizol Corporation ........       13,008
  1,400  Lyondell Chemical Company ...       23,730
    500  MacDermid, Inc. .............       17,120
    600  Millennium Chemicals, Inc.* .        7,608
    200  Minerals Technologies, Inc. .       11,850
    500  NL Industries, Inc. .........        5,850
    100  NuCo2, Inc.* ................        1,267
    300  Oil-Dri Corporation of
           America ...................        4,773
    570  Olin Corporation ............       11,434
    200  OM Group, Inc.* .............        5,238
    300  Penford Corporation .........        4,119
  1,100  PolyOne Corporation* ........        7,029
  1,800  PPG Industries, Inc. ........      115,236
  4,000  Praxair, Inc. ...............      152,800
    300  Rogers Corporation* .........       13,236
    900  RPM, Inc. ...................       14,814
    100  Schulman (A.), Inc. .........        2,132
    400  Sensient Technologies
           Corporation ...............        7,908
    700  Sigma-Aldrich Corporation ...       40,026
    700  Solutia, Inc. ...............          243
    400  Spartech Corporation ........        9,856
  1,200  SurModics, Inc.* ............       28,680
    300  Symyx Technologies, Inc.* ...        6,165
    900  Valhi, Inc. .................       13,464
    500  Valspar Corporation .........       24,710
    500  W.R. Grace & Company* .......        1,285
    100  Wellman, Inc. ...............        1,021
                                       ------------
                                          1,949,984
                                       ------------

         Construction - 0.8%
    100  Ameron International
           Corporation ...............        3,469
    200  Beazer Homes USA, Inc.* .....       19,532
    200  Brookfield Homes Corporation         5,154


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Construction (continued)
    100  Butler Manufacturing Company* $      2,200
     30  Cavco Industries, Inc.* .....          720
    600  Centex Construction Products,
           Inc. ......................       36,162
    700  Centex Corporation ..........       75,355
    100  Continental Materials
           Corporation* ..............        2,724
  1,587  D.R. Horton, Inc. ...........       68,654
    100  Dominion Homes, Inc.* .......        3,033
    200  Drew Industries, Inc.* ......        5,560
    600  Dycom Industries, Inc.* .....       16,092
    300  Florida Rock Industries, Inc.       16,455
    700  Fluor Corporation ...........       27,748
    150  Granite Construction, Inc. ..        3,524
    400  Hovnanian Enterprises, Inc.,
           Class A* ..................       34,824
    800  Joy Global, Inc. ............       20,920
    500  KB HOME .....................       36,260
    500  Lafarge Corporation .........       20,260
    100  Layne Christensen Company* ..        1,175
    900  Lennar Corporation ..........       86,400
    330  M.D.C. Holdings, Inc. .......       21,285
    400  M/I Schottenstein Homes, Inc.       15,620
    300  Martin Marietta Materials,
           Inc. ......................       14,091
  5,300  Masco Corporation ...........      145,273
    100  Modtech Holdings, Inc.* .....          841
    100  NCI Building Systems, Inc.* .        2,390
    200  Nobility Homes, Inc.* .......        2,130
    100  NVR, Inc.* ..................       46,600
    160  Oakwood Homes Corporation* ..           19
    300  Owens Corning* ..............          126
    600  Palm Harbor Homes, Inc.* ....       10,722
    700  Pulte Homes, Inc. ...........       65,534
    800  Quanta Services, Inc.* ......        5,840
    300  RMH Teleservices, Inc.* .....        1,548
    300  Ryland Group, Inc. ..........       26,592
    500  SBA Communications
           Corporation* ..............        1,890
    300  Simpson Manufacturing
           Company, Inc.* ............       15,258
    200  Skyline Corporation .........        6,974
    400  Standard Pacific Corporation        19,420
    400  Texas Industries, Inc. ......       14,800
    600  Toll Brothers, Inc.* ........       23,856

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Construction (continued)
    100  Trex Company, Inc.* ......... $      3,798
     50  UNIFAB International, Inc.* .           59
  1,200  USG Corporation* ............       19,884
    900  Vulcan Materials Company ....       42,813
    700  Walter Industries, Inc. .....        9,345
  1,100  West Corporation* ...........       25,553
                                       ------------
                                          1,028,482
                                       ------------

         Consumer Durables - 0.5%
    200  Aaron Rents, Inc. ...........        4,026
    100  Bassett Furniture Industries,
           Inc. ......................        1,650
    700  Black & Decker Corporation ..       34,524
    200  Bush Industries, Inc., Class A*        838
    700  Champion Enterprises, Inc.* .        4,900
    500  Charles & Covard, Ltd.* .....        2,063
    100  Chromcraft Revington, Inc.* .        1,134
    900  Coachmen Industries, Inc. ...       16,299
    500  CompX International, Inc. ...        3,200
  1,100  Cooper Industries, Ltd.,
           Class A ...................       63,723
    300  Craftmade International, Inc.        7,872
    400  Culp, Inc.* .................        4,360
    100  Department 56, Inc.* ........        1,310
    400  Ethan Allen Interiors, Inc. .       16,752
    200  Fiberstars, Inc.* ...........        1,360
  1,000  Furniture Brands
           International, Inc. .......       29,330
  4,200  Gemstar-TV Guide
           International, Inc.* ......       21,210
    200  Hardinge, Inc. ..............        2,316
    500  HON INDUSTRIES, Inc. ........       21,660
    800  Jacuzzi Brands, Inc.* .......        5,672
    600  Kimball International, Inc.,
           Class B ...................        9,330
    400  Koss Corporation ............        8,256
    900  La-Z-Boy, Inc. ..............       18,882
  1,600  Leggett & Platt, Inc. .......       34,608
    900  Lennox International, Inc. ..       15,030
    400  Libbey, Inc. ................       11,392
    100  Lifetime Hoan Corporation ...        1,690
    600  Maytag Corporation ..........       16,710
    400  Mestek, Inc.* ...............        7,704
    700  Miller (Herman), Inc. .......       16,989


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Consumer Durables (continued)
    550  Mity Enterprises, Inc.* ..... $      9,625
    577  Mohawk Industries, Inc.* ....       40,702
    300  Recoton Corporation* ........            1
    750  Rent-A-Center, Inc.* ........       22,410
    450  Salton, Inc.* ...............        5,873
    600  SLI, Inc.* ..................            1
    446  Snap-on, Inc. ...............       14,379
    700  Stanley Works ...............       26,509
    300  Steelcase, Inc. .............        4,308
    300  Thomas Industries, Inc. .....       10,398
    400  Toro Company ................       18,560
  1,500  United Rentals, Inc.* .......       28,890
    438  Virco Manufacturing
           Corporation* ..............        2,781
     55  Water Pik Technologies, Inc.*          675
    700  Whirlpool Corporation .......       50,855
                                       ------------
                                            620,757
                                       ------------

         Containers - 0.2%
    600  Ball Corporation ............       35,742
    500  Bemis Company, Inc. .........       25,000
  2,100  Crown Holdings, Inc.* .......       19,026
    800  Graphic Packaging Corporation*       3,248
    300  Greif, Inc., Class A ........       10,653
    400  Mobile Mini, Inc.* ..........        7,888
     50  Mod-Pac Corporation* ........          400
  1,600  Owens-Illinois, Inc.* .......       19,024
    800  Packaging Corporation of
           America ...................       17,488
    140  Packaging Dynamics
           Corporation* ..............        1,439
  1,500  Pactiv Corporation* .........       35,850
    800  Sealed Air Corporation* .....       43,312
    200  Silgan Holdings, Inc.* ......        8,518
  2,400  Smurfit-Stone Container
           Corporation* ..............       44,568
    700  Sonoco Products Company .....       17,234
                                       ------------
                                            289,390
                                       ------------

         Cosmetics - 0.7%
    700  Alberto-Culver Company,
           Class B ...................       44,156
    300  Allou Health Care, Inc.,
           Class A*+ .................            8
  2,700  Avon Products, Inc. .........      182,223
    600  Chattem, Inc.* ..............       10,740
  5,680  Colgate-Palmolive Company ...      284,284

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Cosmetics (continued)
    128  Del Laboratories, Inc.* ..... $      3,200
    200  Elizabeth Arden, Inc.* ......        3,984
  1,300  Estee Lauder Companies, Inc.,
           Class A ...................       51,038
 10,600  Gillette Company ............      389,338
    300  Nu Skin Enterprises, Inc.,
           Class A ...................        5,127
    600  Revlon, Inc., Class A* ......        1,344
    500  Styling Technology
           Corporation* ..............            2
    200  SunStar Healthcare, Inc.* ...            7
    100  Tristar Corporation*# .......            0
                                       ------------
                                            975,451
                                       ------------

         Domestic Oil - 0.6%
    200  Barnwell Industries, Inc.* ..        6,315
    100  Berry Petroleum Company,
           Class A ...................        2,025
    400  Buckeye Partners, L.P. ......       18,140
    300  Callon Petroleum Company* ...        3,111
    400  CARBO Ceramics, Inc. ........       20,500
  2,000  Chesapeake Energy Corporation       27,160
    300  Clayton Williams Energy,
           Inc.* .....................        8,721
    700  Comstock Resources, Inc.* ...       13,510
    200  Encore Acquisition Company* .        4,930
    300  Energy Partners, Ltd.* ......        4,170
    100  Exploration Company of
           Delaware* .................          610
    300  Frontier Oil Corporation ....        5,166
    900  Global Industries, Ltd.* ....        4,635
    500  Gulf Island Fabrication,
           Inc.* .....................        8,515
    300  Holly Corporation ...........        8,250
    300  Houston Exploration Company*        10,956
  1,100  Kerr-McGee Corporation ......       51,139
  3,100  Marathon Oil Corporation ....      102,579
    100  McMoRan Exploration Company*         1,875
  1,000  Murphy Oil Corporation ......       65,310
  1,300  National-Oilwell, Inc.* .....       29,068
    600  Newfield Exploration Company*       26,724
    600  Nuevo Energy Company* .......       14,502
    100  Pacific Energy Partners, L.P.        2,933
    506  Patina Oil & Gas Corporation        24,789
    700  Patterson-UTI Energy, Inc.* .       23,044
    900  Premcor, Inc.* ..............       23,400


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Domestic Oil (continued)
    200  Quicksilver Resources, Inc.*  $      6,460
    400  St. Mary Land & Exploration
           Company ...................       11,400
    378  Stone Energy Corporation* ...       16,046
    900  Sunoco, Inc. ................       46,035
    400  Superior Energy Services,
           Inc.* .....................        3,760
    500  TEPPCO Partners, L.P. .......       20,150
  1,100  Tesoro Petroleum Corporation*       16,027
    700  TransMontaigne, Inc.* .......        4,515
  3,163  Transocean, Inc.* ...........       75,944
    800  Varco International, Inc.* ..       16,504
  1,000  Vintage Petroleum, Inc. .....       12,030
    200  W-H Energy Services, Inc.* ..        3,240
    800  Westport Resources
           Corporation* ..............       23,888
  2,133  XTO Energy, Inc. ............       60,364
                                       ------------
                                            828,440
                                       ------------

         Drugs & Medicine - 12.8%
    100  1-800 Contacts, Inc.* .......        2,100
    300  aaiPharma, Inc.* ............        7,536
 16,400  Abbott Laboratories .........      764,240
  1,900  Abgenix, Inc.* ..............       23,674
  1,000  Accredo Health, Inc.* .......       31,610
    200  Aclara Biosciences, Inc.* ...          730
  1,000  Adolor Corporation* .........       20,020
    150  Advanced Neuromodulation
           Systems, Inc.* ............        6,897
  1,100  AdvancePCS* .................       57,926
    600  ALARIS Medical Systems, Inc.*        9,126
  1,500  Alcide Corporation* .........       22,050
    200  Alexion Pharmaceuticals,
           Inc.* .....................        3,404
    800  Alkermes, Inc.* .............       10,800
  1,300  Allergan, Inc. ..............       99,853
    300  Allscripts Healthcare
           Solutions, Inc.* ..........        1,596
    600  Alpharma, Inc., Class A .....       12,060
  1,000  American Healthways, Inc.* ..       23,870
    300  American Medical Systems
           Holdings, Inc.* ...........        6,540
    600  American Pharmaceutical
           Partners, Inc.* ...........       20,160

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
    400  AMERIGROUP Corporation* ..... $     17,060
  1,070  AmerisourceBergen Corporation       60,080
 13,532  Amgen, Inc.* ................      836,278
  1,300  Amylin Pharmaceuticals, Inc.*       28,886
    600  Andrx Corporation* ..........       14,424
  1,618  Anthem, Inc.* ...............      121,350
    200  Antigenics, Inc.* ...........        2,264
    100  Aphton Corporation* .........          600
    900  Apogent Technologies, Inc.* .       20,736
    700  Apria Healthcare Group, Inc.*       19,929
    200  ARIAD Pharmaceuticals, Inc.*         1,490
    200  Arrhythmia Research
           Technology, Inc. ..........        6,286
    400  Arrow International, Inc. ...        9,992
    700  ArthroCare Corporation* .....       17,150
    600  Atrix Laboratories, Inc.* ...       14,424
    400  AVI BioPharma, Inc.* ........        1,628
    300  Avigen, Inc.* ...............        1,764
    600  Bard (C.R.), Inc. ...........       48,750
    750  Barr Laboratories, Inc.* ....       57,712
  6,363  Baxter International, Inc. ..      194,199
    600  Beckman Coulter, Inc. .......       30,498
  2,500  Becton, Dickinson & Company .      102,850
    300  Bio-Rad Laboratories, Inc.,
           Class A* ..................       17,301
  5,255  Biogen Idec, Inc.* ..........      193,279
    100  BioLase Technology, Inc.* ...        1,660
  2,750  Biomet, Inc. ................      100,127
    200  Biopure Corporation* ........          476
    600  Biosite, Inc.* ..............       17,370
    400  BioTime, Inc.* ..............          552
    100  BioTransplant, Inc.*# .......            0
    200  Bone Care International,
           Inc.* .....................        2,548
  8,400  Boston Scientific
           Corporation* ..............      308,784
 20,400  Bristol-Myers Squibb
           Company ...................      583,440
    200  Cantel Medical Corporation* .        3,238
  4,746  Cardinal Health, Inc. .......      290,265
  2,500  Caremark Rx, Inc.* ..........       63,325
  1,000  Celgene Corporation* ........       45,020
    600  Cell Genesys, Inc.* .........        7,764
    500  Cephalon, Inc.* .............       24,205


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
    800  Cerus Corporation* .......... $      3,632
    500  Charles River Laboratories
           International, Inc.* ......       17,165
  2,046  Chiron Corporation* .........      116,602
    200  Chronimed, Inc.* ............        1,696
    100  CIMA Labs, Inc.* ............        3,262
    400  Ciphergen Biosystems, Inc.* .        4,496
    200  Closure Medical Corporation*         6,786
    200  Columbia Laboratories, Inc.*         1,260
    900  Community Health Systems,
           Inc.* .....................       23,922
    400  Cooper Companies, Inc. ......       18,852
    400  Corixa Corporation* .........        2,416
    100  CorVel Corporation* .........        3,760
  1,300  Covance, Inc.* ..............       34,840
    600  Coventry Health Care, Inc.* .       38,694
    400  CryoLife, Inc.* .............        2,312
    800  CTI Molecular Imaging, Inc.*        13,528
    600  Cubist Pharmaceuticals, Inc.*        7,296
    800  CuraGen Corporation* ........        5,864
     90  Curis, Inc.* ................          405
    300  CV Therapeutics, Inc.* ......        4,398
    560  CYTOGEN Corporation* ........        6,093
  1,800  Cytyc Corporation* ..........       24,768
    200  Dade Behring Holdings, Inc.*         7,148
    300  Datascope Corporation .......       10,755
    200  DataTRAK International, Inc.*        1,210
    700  DaVita, Inc.* ...............       27,300
    400  Daxor Corporation* ..........        5,900
    945  Dendreon Corporation* .......        7,617
    750  DENTSPLY International, Inc.        33,877
    280  Diagnostic Products
           Corporation ...............       12,855
    300  Digene Corporation* .........       12,030
    200  Digital Angel Corporation* ..          948
    400  Diversa Corporation* ........        3,700
    300  DJ Orthopedics, Inc.* .......        8,040
    200  drkoop.com, Inc.*# ..........            0
    200  E-Z-EM, Inc.* ...............        2,590
  1,000  Edwards Lifesciences
           Corporation* ..............       30,080
    400  Emisphere Technologies, Inc.*        2,192
    300  Encysive Pharmaceuticals,
           Inc.* .....................        2,685

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
  1,200  Endo Pharmaceuticals
           Holdings, Inc.* ........... $     23,112
    700  EntreMed, Inc.* .............        2,338
    546  Enzo Biochem, Inc.* .........        9,779
    300  Enzon Pharmaceuticals, Inc.*         3,600
    400  Eon Labs, Inc.* .............       20,380
    300  EPIX Medical, Inc.* .........        4,884
    300  Exact Sciences Corporation* .        3,036
    100  Exactech, Inc.* .............        1,475
    400  Exelixis, Inc.* .............        2,832
    800  Express Scripts, Inc.* ......       53,144
    900  First Health Group
           Corporation* ..............       17,514
    600  First Horizon Pharmaceutical
           Corporation* ..............        6,720
  3,900  Forest Laboratories, Inc.* ..      241,020
    200  Gene Logic, Inc.* ...........        1,038
    700  Genencor International, Inc.*       11,025
  2,300  Genentech, Inc.* ............      215,211
    200  Genesis Health Ventures,
           Inc.* .....................        3,950
    100  Genesis HealthCare
           Corporation* ..............        2,278
    100  Genome Therapeutics
           Corporation* ..............          313
    700  Genta, Inc.* ................        7,287
    152  GenVec, Inc.* ...............          502
  2,415  Genzyme Corporation* ........      119,156
    100  Geron Corporation* ..........          997
  2,000  Gilead Sciences, Inc.* ......      116,280
    600  GTC Biotherapeutics, Inc.* ..        1,914
  1,100  Guilford Pharmaceuticals,
           Inc.* .....................        7,458
    300  Haemonetics Corporation* ....        7,167
  5,500  HCA, Inc. ...................      236,280
  2,200  Health Management Associates,
           Inc., Class A .............       52,800
  1,000  Health Net, Inc.* ...........       32,700
    500  Henry Schein, Inc.* .........       33,790
    400  Hi-Tech Pharmacal
           Company, Inc.* ............        9,400
    600  Hillenbrand Industries, Inc.        37,236
    400  Hologic, Inc.* ..............        6,932
  1,000  Human Genome Sciences, Inc.*        13,250
  2,200  Humana, Inc.* ...............       50,270


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
    600  i-STAT Corporation* ......... $      9,180
    500  ICOS Corporation* ...........       20,640
    350  ICU Medical, Inc.* ..........       11,998
    546  IDEXX Laboratories, Inc.* ...       25,269
    600  IDX Systems Corporation* ....       16,092
    500  IGEN International, Inc.* ...       29,455
    600  ILEX Oncology, Inc.* ........       12,750
    800  ImClone Systems, Inc.* ......       31,728
    450  Immucor, Inc.* ..............        9,175
    300  ImmunoGen, Inc.* ............        1,515
    900  Immunomedics, Inc.* .........        4,104
    700  IMPATH, Inc.* ...............        2,730
  2,400  IMS Health, Inc. ............       59,664
    750  INAMED Corporation* .........       36,045
    700  Incyte Corporation* .........        4,788
    300  Integra LifeSciences
           Holdings* .................        8,589
    200  InterMune, Inc.* ............        4,632
    100  Intuitive Surgical, Inc.* ...        1,709
    300  Invacare Corporation ........       12,111
    300  Inveresk Research Group,
           Inc.* .....................        7,419
    360  Inverness Medical
           Innovations, Inc.* ........        7,841
    500  Invitrogen Corporation* .....       35,000
    550  Invivo Corporation* .........       12,056
    600  Isis Pharmaceuticals, Inc.* .        3,900
  1,310  Ista Pharmaceuticals, Inc.* .       12,157
  1,800  IVAX Corporation* ...........       42,984
 31,180  Johnson & Johnson ...........    1,610,759
    450  K-V Pharmaceutical Company,
           Class A* ..................       11,475
    100  Kendle International, Inc.* .          634
    200  Kensey Nash Corporation* ....        4,650
    100  Kindred Healthcare, Inc.* ...        5,198
  2,174  King Pharmaceuticals, Inc.* .       33,175
    300  Kos Pharmaceuticals, Inc.* ..       12,912
    100  Kyphon, Inc.* ...............        2,483
  1,700  Laboratory Corporation of
           America Holdings* .........       62,815
    200  Laserscope* .................        3,118
     72  LCA-Vision, Inc.* ...........        1,524
    600  Lexicon Genetics, Inc.* .....        3,534
    605  LifePoint Hospitals, Inc.* ..       17,817

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
  1,000  Ligand Pharmaceuticals, Inc.,
           Class B* .................. $     14,690
 11,800  Lilly (Eli) & Company .......      829,894
    900  Lincare Holdings, Inc.* .....       27,027
    600  Luminex Corporation* ........        5,628
    314  Lynx Therapeutics, Inc.* ....        2,000
    900  Manor Care, Inc.* ...........       31,113
    500  Martek Biosciences
           Corporation* ..............       32,485
    100  Matritech, Inc.* ............          189
    300  Maxim Pharmaceuticals, Inc.*         2,670
    200  Maxygen, Inc.* ..............        2,126
  3,000  McKesson Corporation ........       96,480
    700  Medarex, Inc.* ..............        4,361
  3,007  Medco Health Solutions, Inc.*      102,208
    700  Medicines Company* ..........       20,622
    200  Medicis Pharmaceutical
           Corporation, Class A ......       14,260
  2,655  MedImmune, Inc.* ............       67,437
    400  MedQuist, Inc.* .............        6,424
    300  Medstone International, Inc.*        1,429
    221  MEDTOX Scientific, Inc.* ....        1,315
 12,768  Medtronic, Inc. .............      620,652
    600  Mentor Corporation ..........       14,436
 23,523  Merck & Company, Inc. .......    1,086,763
    100  Meridian Bioscience, Inc. ...        1,043
    179  Merit Medical Systems, Inc.*         3,985
    600  MGI Pharma, Inc.* ...........       24,690
    560  Mid Atlantic Medical
           Services, Inc.* ...........       36,288
  3,700  Millennium Pharmaceuticals,
           Inc.* .....................       69,079
    500  Millipore Corporation* ......       21,525
    500  Moore Medical Corporation* ..        3,570
  3,000  Mylan Laboratories, Inc.* ...       75,780
    100  Nature's Sunshine Products,
           Inc. ......................          845
  1,000  NBTY, Inc.* .................       26,860
    700  Nektar Therapeutics* ........        9,527
    632  NeoPharm, Inc.* .............       11,578
    200  NeoRx Corporation* ..........          832
    500  Neose Technologies, Inc.* ...        4,600
  1,800  Neurobiological
           Technologies, Inc.* .......       10,494
    300  Neurocrine Biosciences, Inc.*       16,362


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                             DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
    100  Neurogen Corporation* ....... $        841
    300  North American Scientific,
           Inc.* .....................        3,150
    800  Northfield Laboratories, Inc.*       5,288
    400  Novavax, Inc.* ..............        2,400
    200  Noven Pharmaceuticals, Inc.*         3,042
    200  NPS Pharmaceuticals, Inc.* ..        6,148
    725  Odyssey Healthcare, Inc.* ...       21,214
  1,100  Omnicare, Inc. ..............       44,429
    200  Onyx Pharmaceuticals, Inc.* .        5,646
    400  OraSure Technologies, Inc.* .        3,184
    200  Organogenesis, Inc.*+# ......            0
    100  Orphan Medical, Inc.* .......        1,025
    510  Orthodontic Centers of
           America, Inc.* ............        4,106
    500  OSI Pharmaceuticals, Inc.* ..       16,105
    800  Osteotech, Inc.* ............        7,040
    400  Owens & Minor, Inc. .........        8,764
    700  Oxford Health Plans, Inc.* ..       30,450
    200  OXiGENE, Inc.* ..............        1,616
    400  PacifiCare Health Systems,
           Inc.* .....................        7,040
    700  PAREXEL International
           Corporation* ..............       11,382
    800  Patterson Dental Company* ...       51,328
    200  Pediatrix Medical Group,
           Inc.* .....................       11,018
  1,100  Perrigo Company .............       17,292
 80,511  Pfizer, Inc. ................    2,844,454
    500  Pharmaceutical Product
           Development, Inc.* ........       13,485
    460  Pharmaceutical Resources,
           Inc.* .....................       29,969
    800  Pharmacopeia, Inc.* .........       11,368
  1,300  PRAECIS Pharmaceuticals, Inc.*       8,372
    500  Priority Healthcare
           Corporation,
           Class B* ..................       12,055
    400  Progenics Pharmaceuticals,
           Inc.* .....................        7,544
  1,400  Protein Design Labs, Inc.* ..       25,060
    450  Province Healthcare Company*         7,200
    900  PSS World Medical, Inc.* ....       10,863
    100  Psychiatric Solutions, Inc.*         2,090
  1,000  Quest Diagnostics, Inc. .....       73,110
    200  Quidel Corporation* .........        2,164
    300  Regeneration Technologies,
           Inc.* .....................        3,288
    640  Regeneron Pharmaceuticals,
           Inc.* .....................        9,414

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
    100  RehabCare Group, Inc.* ...... $      2,126
    460  Renal Care Group, Inc.* .....       18,952
    500  ResMed, Inc.* ...............       20,770
    400  Respironics, Inc.* ..........       18,036
    600  Rochester Medical
           Corporation* ..............        5,622
    300  Sangamo BioSciences, Inc.* ..        1,662
    400  Savient Pharmaceuticals,
           Inc.* .....................        1,844
 15,100  Schering-Plough Corporation .      262,589
    300  SciClone Pharmaceuticals,
           Inc.* .....................        2,034
    800  Select Medical Corporation* .       13,024
    700  Sepracor, Inc.* .............       16,751
    500  Sequenom, Inc.* .............        1,590
     40  SeraCare Life Sciences, Inc.*          405
    400  Serologicals Corporation* ...        7,440
    500  SFBC International, Inc.* ...       13,280
  1,100  SICOR, Inc.* ................       29,920
    100  Sonic Innovations, Inc.* ....          645
    300  SonoSite, Inc.* .............        6,432
      8  Spectrum Pharmaceuticals,
           Inc.* .....................           67
    300  SRI/Surgical Express, Inc.* .        1,869
  1,800  St. Jude Medical, Inc.* .....      110,430
  1,000  STERIS Corporation* .........       22,600
  2,200  Stryker Corporation .........      187,022
    599  Sybron Dental Specialties,
           Inc.* .....................       16,832
    300  Tanox, Inc.* ................        4,455
    700  Techne Corporation* .........       26,446
    200  Therasense, Inc.* ...........        4,060
    600  Thoratec Corporation* .......        7,806
    300  Transkaryotic Therapies,
           Inc.* .....................        4,683
    605  Triad Hospitals, Inc.* ......       20,128
    400  Trimeris, Inc.* .............        8,392
    100  Trover Solutions, Inc.* .....          663
    500  Tularik, Inc.* ..............        8,075
    400  Twinlab Corporation* ........            9
    500  United Surgical Partners
           International, Inc.* ......       16,740
    100  United Therapeutics Corporation*     2,295
  6,134  UnitedHealth Group, Inc. ....      356,876
    700  Universal Health Services, Inc.,
           Class B* ..................       37,604
     88  US Oncology, Inc.* ..........          947


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Drugs & Medicine (continued)
  1,600  Valeant Pharmaceuticals
           International ............. $     40,240
    109  Valentis, Inc.* .............          294
    900  Varian Medical Systems, Inc.*       62,190
    400  Ventana Medical Systems,
           Inc.* .....................       15,760
  1,000  Vertex Pharmaceuticals, Inc.*       10,230
    199  Viasys Healthcare, Inc.* ....        4,099
    100  Vical, Inc.* ................          492
    100  ViroPharma, Inc.* ...........          278
    400  Vital Signs, Inc. ...........       13,080
  1,300  Watson Pharmaceuticals, Inc.*       59,800
  1,600  WellPoint Health Networks,
           Inc.* .....................      155,184
    100  West Pharmaceutical
           Services, Inc. ............        3,390
  1,800  Western Digital Corporation*        21,222
    868  Wind River Systems, Inc.* ...        7,604
 14,000  Wyeth .......................      594,300
  1,200  XOMA, Ltd.* .................        7,920
  2,500  Zimmer Holdings, Inc.* ......      176,000
    200  Zoll Medical Corporation* ...        7,096
    100  Zymogenetics, Inc.* .........        1,550
                                       ------------
                                         17,539,624
                                       ------------

         Electronics - 5.5%
    600  ACT Manufacturing, Inc.* ....            6
    700  Actel Corporation* ..........       16,870
    100  ADE Corporation* ............        1,852
    597  Adelphia Business
           Solutions, Inc.* ..........            5
  3,400  Advanced Micro Devices, Inc.*       50,660
 14,707  Agere Systems, Inc., Class A*       44,856
  4,846  Agilent Technologies, Inc.* .      141,697
    200  Alliance Semiconductor
           Corporation* ..............        1,422
    200  Alpine Group, Inc.* .........          190
  4,100  Altera Corporation* .........       93,070
  2,200  American Power Conversion
           Corporation ...............       53,790
    100  American Science and
           Engineering, Inc.* ........        1,205
    500  American Superconductor
           Corporation* ..............        6,930

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Electronics (continued)
    300  AMETEK, Inc. ................ $     14,478
  1,600  Amkor Technology, Inc.* .....       29,136
    300  Amphenol Corporation,
           Class A* ..................       19,179
    200  Amtech Systems, Inc.* .......        1,152
    250  ANADIGICS, Inc.* ............        1,490
  4,000  Analog Devices, Inc.* .......      182,600
    200  Anaren, Inc.* ...............        2,824
    400  Anixter International, Inc.*        10,352
  1,800  Applera Corporation -
           Applied  Biosystems Group .       37,278
  1,100  Applera Corporation - Celera
           Genomics Group* ...........       15,301
 17,458  Applied Materials, Inc.* ....      391,932
  2,346  Applied Micro Circuits
           Corporation* ..............       14,029
    300  APW, Ltd.*+# ................            0
    900  Arrow Electronics, Inc.* ....       20,826
    300  Artisan Components, Inc.* ...        6,150
    400  Asyst Technologies, Inc.* ...        6,940
  4,200  Atmel Corporation* ..........       25,242
    900  Audiovox Corporation,
           Class A* ..................       11,556
  1,700  Avnet, Inc.* ................       36,822
  1,300  AVX Corporation .............       21,606
    500  BEI Technologies, Inc. ......       10,000
    100  Bel Fuse, Inc., Class A .....        2,990
    600  Benchmark Electronics, Inc.*        20,886
    200  Boston Acoustics, Inc. ......        2,202
    250  Brillian Corporation* .......        2,113
  3,500  Broadcom Corporation,
           Class A* ..................      119,315
  2,200  Brocade Communications
           Systems, Inc.* ............       12,716
    556  Brooks Automation, Inc.* ....       13,439
    300  Brooktrout, Inc.* ...........        3,774
    500  Bruker BioSciences
           Corporation* ..............        2,275
    300  C&D Technologies, Inc. ......        5,751
    600  Cable Design Technologies
           Corporation* ..............        5,394
  2,477  Cadence Design Systems, Inc.*       44,537
    200  Caliper Technologies
           Corporation* ..............        1,316
    750  Candela Corporation* ........       13,635
    200  Catalyst Semiconductor, Inc.*        1,410
    900  Celeritek, Inc.* ............        6,678


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Electronics (continued)
    133  CEVA, Inc.* ................. $      1,383
    700  Cirrus Logic, Inc.* .........        5,369
    500  Coherent, Inc.* .............       11,900
    300  Cohu, Inc. ..................        5,745
    300  Communications Systems, Inc.         2,403
  2,800  Conexant Systems, Inc.* .....       13,916
    700  Cree, Inc.* .................       12,383
    200  CTS Corporation .............        2,300
    400  Cubic Corporation ...........        9,200
    500  Cymer, Inc.* ................       23,095
  2,300  Cypress Semiconductor
           Corporation* ..............       49,128
      4  DDI Corporation* ............           59
    231  Diodes, Inc.* ...............        4,389
    400  DSP Group, Inc.* ............        9,964
    200  DuPont Photomasks, Inc.* ....        4,828
    100  EDO Corporation .............        2,465
    300  Electro Scientific Industries,
           Inc.* .....................        7,140
    600  Electronics for Imaging,
           Inc.* .....................       15,612
    600  EMCORE Corporation* .........        2,826
    600  Emulex Corporation* .........       16,008
    100  Energy Conversion Devices,
           Inc.* .....................          903
    200  Engineered Support Systems,
           Inc. ......................       11,012
  1,100  Entegris, Inc.* .............       14,135
    300  Espey Manufacturing & Electronics
           Corporation ...............        7,800
    600  ESS Technology, Inc.* .......       10,206
  1,200  Exar Corporation* ...........       20,496
  1,200  Extreme Networks, Inc.* .....        8,652
  1,900  Fairchild Semiconductor
           International, Inc.* ......       47,443
    900  FEI Company* ................       20,250
    400  FLIR Systems, Inc.* .........       14,600
  1,300  Foundry Networks, Inc.* .....       35,568
    100  General Cable Corporation* ..          815
    680  Gentex Corporation* .........       30,029
  1,434  GlobespanVirata, Inc.* ......        8,432
    700  GrafTech International, Ltd.*        9,450
  3,270  Guidant Corporation .........      196,854
    600  Harman International
           Industries, Inc. ..........       44,388
    100  hi/fn, Inc.* ................        1,190

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Electronics (continued)
    100  II-Vi, Inc.* ................ $      2,580
    300  Illumina, Inc.* .............        2,115
     10  Imergent, Inc.* .............           86
    500  Integrated Circuit Systems,
           Inc.* .....................       14,245
  1,500  Integrated Device
           Technology, Inc.* .........       25,755
 68,716  Intel Corporation ...........    2,212,655
    200  Intermagnetics General
           Corporation* ..............        4,432
  1,100  International Rectifier
           Corporation* ..............       54,351
  1,700  Intersil Corporation, Class A       42,245
    400  InVision Technologies, Inc.*        13,428
    100  Itron, Inc.* ................        1,836
    600  Ixia* .......................        7,020
    200  IXYS Corporation* ...........        1,870
  2,100  Jabil Circuit, Inc.* ........       59,430
    600  Jaco Electronics, Inc.* .....        4,134
 18,530  JDS Uniphase Corporation* ...       67,635
    300  Keithley Instruments, Inc. ..        5,490
  1,200  KEMET Corporation* ..........       16,428
    200  Kewaunee Scientific
           Corporation ...............        2,100
  2,300  KLA-Tencor Corporation* .....      134,941
  1,300  Kopin Corporation* ..........        8,723
    700  Kulicke & Soffa Industries,
           Inc.* .....................       10,066
  1,700  Lam Research Corporation* ...       54,910
    800  Lattice Semiconductor
           Corporation* ..............        7,744
  3,200  Linear Technology Corporation      134,624
    400  Littelfuse, Inc.* ...........       11,528
    700  LogicVision, Inc.* ..........        3,150
    162  LSI Industries, Inc.* .......        2,187
  3,390  LSI Logic Corporation* ......       30,069
    500  LTX Corporation* ............        7,515
  3,590  Maxim Integrated Products, Inc.    178,782
    600  Maxwell Technologies, Inc.* .        4,260
    800  Measurement Specialties, Inc.*      16,344
  1,400  MEMC Electronic Materials,
           Inc.* .....................       13,468
    200  Mesa Laboratories, Inc.* ....        1,992
    900  Metawave Communications
           Corporation* ..............            2


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)
                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Electronics (continued)
    300  Methode Electronics, Inc.,
           Class A ................... $      3,669
  2,112  Microchip Technology, Inc. ..       70,456
  6,800  Micron Technology, Inc.* ....       91,596
  1,000  Microsemi Corporation* ......       24,580
    500  MKS Instruments, Inc.* ......       14,500
    100  MOCON, Inc. .................          810
  2,025  Molex, Inc. .................       70,652
    600  Monolithic System
           Technology, Inc.* .........        5,130
    400  MTS Systems Corporation .....        7,692
    600  Nanometrics, Inc.* ..........        8,826
    200  Nassda Corporation* .........        1,450
  1,900  National Semiconductor
           Corporation* ..............       74,879
    200  Netopia, Inc.* ..............        2,916
  1,623  Novellus Systems, Inc.* .....       68,247
    200  Nu Horizons Electronics
           Corporation* ..............        1,960
    300  NVE Corporation* ............       15,390
  1,400  NVIDIA Corporation* .........       32,550
    400  OmniVision Technologies,
           Inc.* .....................       22,100
  2,400  ON Semiconductor Corporation*       15,480
    200  Orbit International
           Corporation* ..............        1,500
    300  ParkerVision, Inc.* .........        2,937
    100  Parlex Corporation* .........          791
    400  Pericom Semiconductor
           Corporation* ..............        4,264
  1,017  PerkinElmer, Inc. ...........       17,360
    525  Photronics, Inc.* ...........       10,458
    900  Pixelworks, Inc.* ...........        9,936
    500  Planar Systems, Inc.* .......       12,160
  1,700  Power-One, Inc.* ............       18,411
  1,000  QLogic Corporation* .........       51,600
  1,000  Rambus, Inc.* ...............       30,700
    200  Reliability, Inc.* ..........          238
  1,250  REMEC, Inc.* ................       10,513
  1,400  RF Micro Devices, Inc.* .....       14,070
  2,358  Rohm & Haas Company .........      100,710
    600  Rudolph Technologies, Inc.* .       14,724
  6,436  Sanmina-SCI Corporation* ....       81,158
    800  Semtech Corporation* ........       18,184

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Electronics (continued)
  1,900  Silicon Image, Inc.* ........ $     13,737
  1,000  Silicon Laboratories, Inc.* .       43,220
  1,800  Silicon Storage Technology,
           Inc.* .....................       19,800
    300  Siliconix, Inc.* ............       13,710
  1,682  Skyworks Solutions, Inc.* ...       14,633
    300  SMTEK International, Inc.* ..        2,226
  7,618  Solectron Corporation* ......       45,022
    800  Stratex Networks, Inc.* .....        3,400
    949  SureBeam Corporation,
           Class A* ..................          204
  1,987  Symbol Technologies, Inc. ...       33,561
    100  Taser International, Inc.* ..        8,237
    400  Technitrol, Inc.* ...........        8,296
  1,000  Tektronix, Inc.* ............       31,600
  1,700  Teradyne, Inc.* .............       43,265
 18,222  Texas Instruments, Inc. .....      535,362
  1,365  Thermo Electron Corporation*        34,398
    600  Thomas & Betts Corporation* .       13,734
  1,200  Three-Five Systems, Inc.* ...        6,288
    500  Tollgrade Communications,
           Inc.* .....................        8,765
  1,115  TriQuint Semiconductor, Inc.*        7,883
    200  TTM Technologies, Inc.* .....        3,376
    600  Ultratech, Inc.* ............       17,622
    100  Universal Display Corporation*       1,367
    300  Varian Semiconductor
           Equipment Associates, Inc.*       13,107
    500  Varian, Inc.* ...............       20,865
    200  Verisity, Ltd.* .............        2,550
    400  Vicor Corporation* ..........        4,564
  2,156  Vishay Intertechnology, Inc.*       49,372
    600  VISX, Inc.* .................       13,890
  4,800  Vitesse Semiconductor
           Corporation* ..............       28,176
  1,400  Waters Corporation* .........       46,424
  3,500  Xilinx, Inc.* ...............      135,590
    162  Zoran Corporation* ..........        2,817
    200  Zygo Corporation* ...........        3,298
                                       ------------
                                          7,533,309
                                       ------------

         Energy & Utilities - 3.1%
  6,085  AES Corporation* ............       57,442
    600  AGL Resources, Inc. .........       17,460
  1,100  Allegheny Energy, Inc.* .....       14,036


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Energy & Utilities (continued)
    700  ALLETE, Inc. ................ $     21,420
  1,000  Alliant Energy Corporation ..       24,900
  1,600  Ameren Corporation ..........       73,600
  4,180  American Electric Power
           Company, Inc. .............      127,532
    300  American States Water Company        7,500
  1,317  Aquila, Inc.* ...............        4,465
    450  Artesian Resources Corporation,
           Class A ...................       12,536
    450  AstroPower, Inc.* ...........          277
    700  Atmos Energy Corporation ....       17,010
  3,500  Baker Hughes, Inc. ..........      112,560
    400  Black Hills Corporation .....       11,932
    400  California Water Service
           Group .....................       10,960
  6,800  Calpine Corporation* ........       32,708
    500  Cascade Natural Gas
           Corporation ...............       10,545
    248  Catalytica Energy Systems,
           Inc.* .....................          868
  2,700  CenterPoint Energy, Inc. ....       26,163
    200  CH Energy Group, Inc. .......        9,380
    100  Chesapeake Utilities
           Corporation ...............        2,605
  1,900  Cinergy Corporation .........       73,739
    400  Cleco Corporation ...........        7,192
  3,100  CMS Energy Corporation* .....       26,412
    400  Connecticut Water Service, Inc.     11,060
    900  CONSOL Energy, Inc. .........       23,310
  2,700  Consolidated Edison, Inc. ...      116,127
  1,700  Constellation Energy Group,
           Inc. ......................       66,572
    400  Covanta Energy Corporation* .            2
  1,000  Distributed Energy Systems
           Corporation ...............        2,860
  3,445  Dominion Resources, Inc. ....      219,894
  1,100  DPL, Inc. ...................       22,968
  1,700  DTE Energy Company ..........       66,980
  9,300  Duke Energy Corporation .....      190,185
    900  Duquesne Light Holdings, Inc.       16,506
  3,332  Dynegy, Inc., Class A* ......       14,261
  3,800  Edison International* .......       83,334
  7,214  El Paso Corporation .........       59,083
    200  El Paso Electric Company* ...        2,670
    500  Empire District Electric
           Company ...................       10,965
    420  Energen Corporation .........       17,233
  1,100  Energy East Corporation .....       24,640

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Energy & Utilities (continued)
    300  EnergySouth, Inc. ........... $     10,500
  2,400  Entergy Corporation .........      137,112
    600  Equitable Resources, Inc. ...       25,752
  3,662  Exelon Corporation ..........      243,010
  3,500  FirstEnergy Corporation .....      123,200
  2,100  FPL Group, Inc. .............      137,382
    800  FuelCell Energy, Inc.* ......       10,400
    700  Great Plains Energy, Inc. ...       22,274
    200  Green Mountain Power
           Corporation ...............        4,720
    300  Hawaiian Electric Industries,
           Inc. ......................       14,211
    600  IDACORP, Inc. ...............       17,952
    300  Kaneb Services LLC ..........        9,561
  1,600  KeySpan Corporation .........       58,880
  1,500  Kinder Morgan, Inc. .........       88,650
    100  Laclede Group, Inc. .........        2,855
    950  MDU Resources Group, Inc. ...       22,619
    400  MGE Energy, Inc. ............       12,604
    200  Middlesex Water Company .....        4,060
    200  Millennium Cell, Inc.* ......          466
  3,766  Mirant Corporation* .........        1,469
    500  National Fuel Gas Company ...       12,220
    300  New Jersey Resources
           Corporation ...............       11,553
    600  Nicor, Inc. .................       20,424
  2,390  NiSource, Inc. ..............       52,437
  1,700  Northeast Utilities .........       34,289
    300  Northwest Natural Gas Company        9,225
    100  NorthWestern Corporation* ...            8
    495  NSTAR .......................       24,007
    300  NUI Corporation .............        4,836
    400  Oceaneering International,
           Inc.* .....................       11,200
    700  OGE Energy Corporation ......       16,933
  1,100  ONEOK, Inc. .................       24,288
    100  Otter Tail Corporation ......        2,673
    400  Pennichuck Corporation ......       11,306
    400  Peoples Energy Corporation ..       16,816
  1,300  Pepco Holdings, Inc. ........       25,402
  4,300  PG&E Corporation* ...........      119,411
    566  Philadelphia Suburban
           Corporation ...............       12,509
     82  PICO Holdings, Inc.* ........        1,285


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Energy & Utilities (continued)
    400  Piedmont Natural Gas
           Company, Inc. ............. $     17,384
  1,000  Pinnacle West Capital
           Corporation ...............       40,020
    849  Plug Power, Inc.* ...........        6,155
    600  PNM Resources, Inc. .........       16,860
  1,800  PPL Corporation .............       78,750
  2,441  Progress Energy, Inc. .......      110,480
  2,300  Public Service Enterprise
           Group, Inc. ...............      100,740
    800  Puget Energy, Inc. ..........       19,016
    700  Questar Corporation .........       24,605
    979  SCANA Corporation ...........       33,531
    200  SEACOR SMIT, Inc.* ..........        8,406
  2,400  Sempra Energy ...............       72,144
    800  Sierra Pacific Resources* ...        5,872
    100  SJW Corporation .............        8,925
    100  South Jersey Industries, Inc.        4,050
  7,500  Southern Company ............      226,875
    607  Southern Union Company* .....       11,169
    100  Southwest Gas Corporation ...        2,245
    200  Southwestern Energy Company*         4,780
  1,400  TECO Energy, Inc. ...........       20,174
    135  Texas Genco Holdings, Inc. ..        4,387
  3,900  TXU Corporation .............       92,508
    500  UGI Corporation .............       16,950
    200  UIL Holdings Corporation ....        9,020
    500  Unisource Energy Corporation        12,330
    400  Unitil Corporation ..........       10,320
    633  Vectren Corporation .........       15,603
    400  Veritas DGC, Inc.* ..........        4,192
    900  Westar Energy, Inc. .........       18,225
    500  WGL Holdings, Inc. ..........       13,895
  4,900  Williams Companies, Inc. ....       48,118
  1,000  Wisconsin Energy Corporation        33,450
    300  WPS Resources Corporation ...       13,869
  4,835  Xcel Energy, Inc. ...........       82,098
                                       ------------
                                          4,197,537
                                       ------------

         Energy - Raw Materials - 1.4%
    100  Adams Resources & Energy, Inc.       1,360
    400  Alliance Resource Partners, L.P.    13,752

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Energy - Raw Materials (continued)
  2,628  Anadarko Petroleum
           Corporation ............... $    134,054
  1,628  Apache Corporation ..........      132,031
    798  Arch Coal, Inc. .............       24,874
    300  Atwood Oceanics, Inc.* ......        9,582
  1,446  BJ Services Company* ........       51,911
    500  Cabot Oil and Gas Corporation       14,675
    365  Cimarex Energy Company* .....        9,742
    500  Cooper Cameron Corporation* .       23,300
    200  Crosstex Energy, L.P. .......        8,260
    400  Dawson Geophysical Company* .        3,000
  2,818  Devon Energy Corporation ....      161,359
  1,600  ENSCO International, Inc. ...       43,472
  1,900  Enterprise Products Partners,
           L.P. ......................       46,645
  1,200  EOG Resources, Inc. .........       55,404
    400  Evergreen Resources, Inc.* ..       13,004
    489  FMC Technologies, Inc.* .....       11,394
    446  Forest Oil Corporation* .....       12,742
  1,900  Grant Prideco, Inc.* ........       24,738
  4,600  Halliburton Company .........      119,600
    700  Headwaters, Inc.* ...........       13,734
    600  Helmerich & Payne, Inc. .....       16,758
    210  Inergy, L.P. ................       10,395
  2,000  Key Energy Services, Inc.* ..       20,620
    300  Kirby Corporation*                  10,464
    100  Lufkin Industries, Inc. .....        2,879
    100  Magellan Midstream Partners,
           L.P. ......................        5,000
  1,300  Massey Energy Company .......       27,040
  1,100  McDermott International, Inc.*      13,145
    500  Newpark Resources, Inc.* ....        2,395
  1,200  Noble Corporation* ..........       42,936
    500  Noble Energy, Inc. ..........       22,215
  4,100  Occidental Petroleum
           Corporation ...............      173,184
    500  Peabody Energy Corporation ..       20,855
    300  Penn Virginia Corporation ...       16,695
    400  Plains All America Pipeline,
           L.P. ......................       12,984
    585  Plains Exploration &
           Production Company* .......        9,003
    100  Plains Resources, Inc.* .....        1,605
    100  Powell Industries, Inc.* ....        1,915
    400  Prima Energy Corporation* ...       14,064
  2,229  Reliant Resources, Inc.* ....       16,405


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Energy - Raw Materials (continued)
    700  Rowan Companies, Inc.* ...... $     16,219
    128  Royale Energy, Inc.* ........        1,566
  6,200  Schlumberger, Ltd. ..........      339,264
  1,100  Smith International, Inc.* ..       45,672
    400  Spinnaker Exploration Company*      12,908
    100  Sunoco Logistics Partners,
           L.P. ......................        3,690
    600  Swift Energy Company* .......       10,110
    500  Tidewater, Inc. .............       14,940
    500  Tom Brown, Inc.* ............       16,125
    600  Trico Marine Services, Inc.*         1,074
    400  Unit Corporation* ...........        9,420
  1,200  Valero Energy Corporation ...       55,608
  1,400  Weatherford International,
           Ltd.* .....................       50,400
    400  Western Gas Resources, Inc. .       18,900
                                       ------------
                                          1,965,086
                                       ------------

         Food & Agriculture - 3.4%
  1,600  AGCO Corporation* ...........       32,224
    200  American Italian Pasta Company,
           Class A* ..................        8,380
    600  Andersons, Inc. .............        9,580
  6,661  Archer-Daniels-Midland
           Company ...................      101,380
    400  Bob Evans Farms, Inc. .......       12,984
  1,200  Bunge, Ltd. .................       39,504
     24  Cadiz, Inc.* ................          121
  4,600  Campbell Soup Company .......      123,280
    100  Coca-Cola Bottling Company
           Consolidated ..............        5,349
 25,770  Coca-Cola Company ...........    1,307,828
  4,520  Coca-Cola Enterprises, Inc. .       98,852
  5,673  ConAgra Foods, Inc. .........      149,711
    400  Corn Products International,
           Inc. ......................       13,780
  1,784  Dean Foods Company* .........       58,640
  2,005  Del Monte Foods Company* ....       20,852
    400  Delta & Pine Land Company ...       10,160
    100  Diedrich Coffee, Inc.* ......          384
    100  Embrex, Inc.* ...............        1,374
    100  Farmer Brothers Company .....       31,125
    700  Fleming Companies, Inc. .....            2
    495  Flowers Foods, Inc. .........       12,771
    100  Fresh America Corporation* ..            4
    400  Fresh Brands, Inc. ..........        4,400

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Food & Agriculture (continued)
    500  Fresh Del Monte Produce, Inc. $     11,915
    400  Gardenburger, Inc.* .........          112
  3,800  General Mills, Inc. .........      172,140
    100  Griffin Land & Nurseries,
           Inc.* .....................        1,421
    600  Hain Celestial Group, Inc.* .       13,926
  3,600  Heinz (H.J.) Company ........      131,148
  1,300  Hershey Foods Corporation ...      100,087
  1,300  Hormel Foods Corporation ....       33,553
    800  IMC Global, Inc. ............        7,944
    200  International Multifoods
           Corporation* ..............        3,600
    700  Interstate Bakeries
           Corporation ...............        9,961
    618  J. M. Smucker Company .......       27,989
    200  John B. Sanfillippo & Son,
           Inc.* .....................       10,208
  4,200  Kellogg Company .............      159,936
  3,000  Kraft Foods, Inc., Class A ..       96,660
    200  Lance, Inc. .................        3,006
    100  LESCO, Inc.* ................        1,299
    100  M&F Worldwide Corporation* ..        1,336
    400  Marsh Supermarkets, Inc.,
           Class B ...................        4,320
  1,300  McCormick & Company, Inc. ...       39,130
    300  Middleby Corporation ........       12,141
    200  Mississippi Chemical
           Corporation* ..............           30
  2,840  Monsanto Company ............       81,735
    100  Nash Finch Company ..........        2,234
    100  National Beverage
           Corporation* ..............        1,630
    200  Neogen Corporation* .........        4,954
    100  Peet's Coffee & Tea, Inc.* ..        1,741
  2,720  Pepsi Bottling Group, Inc. ..       65,770
  1,000  PepsiAmericas, Inc. .........       17,120
 18,040  PepsiCo, Inc. ...............      841,025
    600  Performance Food Group
           Company* ..................       21,702
    700  Pilgrim's Pride Corporation,
           Class B ...................       11,431
    300  Ralcorp Holdings, Inc.* .....        9,408
    100  Riviana Foods, Inc. .........        2,739
    500  Sanderson Farms, Inc. .......       20,150
  8,120  Sara Lee Corporation ........      176,285
    100  Seaboard Corporation ........       28,200


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Food & Agriculture (continued)
    100  Seneca Foods Corporation,
           Class A* .................. $      2,150
  1,000  Smithfield Foods, Inc.* .....       20,700
  1,200  SUPERVALU, Inc. .............       34,308
  6,700  Sysco Corporation ...........      249,441
    400  Tasty Baking Company ........        4,044
    439  Tootsie Roll Industries, Inc.       15,804
  3,305  Tyson Foods, Inc., Class A ..       43,758
    200  United Natural Foods, Inc.* .        7,182
    400  Village Super Market, Inc.,
           Class A* ..................       12,304
    450  Wild Oats Markets, Inc.* ....        5,819
  2,300  Wrigley (Wm.) Jr. Company ...      129,283
                                       ------------
                                          4,695,464
                                       ------------

         Gold - 0.2%
  1,700  Glamis Gold, Ltd.* ..........       29,104
  1,300  Meridian Gold, Inc.* ........       18,993
  4,500  Newmont Mining Corporation ..      218,745
                                       ------------
                                            266,842
                                       ------------

         Insurance - 5.3%
    700  21st Century Insurance Group         9,625
  1,800  Aetna, Inc.* ................      121,644
  5,200  AFLAC, Inc. .................      188,136
    900  Alfa Corporation ............       11,574
    200  Alleghany Corporation* ......       44,500
    700  Allmerica Financial
           Corporation* ..............       21,539
  7,200  Allstate Corporation ........      309,744
  1,100  Ambac Financial Group, Inc. .       76,329
    800  American Financial Group, Inc.      21,168
 27,675  American International
           Group, Inc. ...............    1,834,299
    200  American National Insurance
           Company ...................       16,874
    600  AmerUs Group Company ........       20,982
  3,100  Aon Corporation .............       74,214
    300  Arch Capital Group, Ltd.* ...       11,958
    600  Argonaut Group, Inc.* .......        9,324
    300  ARM Financial Group, Inc.,
           Class A*+# ................            0

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Insurance (continued)
    750  Berkley (W.R.) Corporation .. $     26,212
    354  Berkshire Hathaway, Inc.,
           Class B* ..................      996,510
    700  Brown & Brown, Inc. .........       22,827
  2,000  Chubb Corporation ...........      136,200
  1,400  CIGNA Corporation ...........       80,500
  1,500  Cincinnati Financial
           Corporation ...............       62,820
    100  Citizens Financial Corporation,
           Class A* ..................          859
  2,400  CNA Financial Corporation* ..       57,840
    100  CNA Surety Corporation* .....          951
    300  Commerce Group, Inc. ........       11,850
    900  Conseco, Inc.* ..............       19,620
    700  Crawford & Company, Class B .        4,942
    315  Delphi Financial Group, Inc.,
           Class A ...................       11,340
    500  Erie Indemnity Company,
           Class A ...................       21,190
    400  FBL Financial Group, Inc.,
           Class A ...................       10,320
  1,517  Fidelity National Financial,
           Inc. ......................       58,829
    100  Financial Industries
           Corporation ...............        1,410
    667  First American Corporation ..       19,857
    100  FPIC Insurance Group, Inc.* .        2,509
    700  Gallagher (Arthur J.) &
           Company ...................       22,743
    100  Great American Financial
           Resources, Inc. ...........        1,622
    300  Harleysville Group, Inc. ....        5,967
  2,800  Hartford Financial Services
           Group, Inc. ...............      165,284
    600  HCC Insurance Holdings, Inc.        19,080
    400  Hilb, Rogal & Hamilton
           Company ...................       12,828
    500  Horace Mann Educators
           Corporation ...............        6,985
    100  Independence Holding Company         2,392
    200  Investors Title Company .....        6,202
  1,300  Jefferson-Pilot Corporation .       65,845
  2,900  John Hancock Financial
           Services, Inc. ............      108,750
    200  Kansas City Life Insurance
           Company ...................        9,240
  2,200  Lincoln National Corporation        88,814
  1,900  Loews Corporation ...........       93,955


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Insurance (continued)
    100  Markel Corporation* ......... $     25,351
  5,570  Marsh & McLennan
           Companies, Inc. ...........      266,747
  1,800  MBIA, Inc. ..................      106,614
    200  Merchants Group, Inc. .......        4,764
    500  Mercury General Corporation .       23,275
  8,246  MetLife, Inc. ...............      277,643
  1,500  MGIC Investment Corporation .       85,410
    500  MONY Group, Inc. ............       15,645
  1,000  Nationwide Financial Services,
           Inc., Class A .............       33,060
    264  Navigators Group, Inc.* .....        8,150
    100  NYMAGIC, Inc. ...............        2,742
    700  Odyssey Re Holdings
           Corporation ...............       15,785
    700  Ohio Casualty Corporation* ..       12,152
  1,650  Old Republic International
           Corporation ...............       41,844
    600  Penn-America Group, Inc. ....        7,962
    300  Philadelphia Consolidated
           Holding Corporation* ......       14,649
    600  Phoenix Companies, Inc. .....        7,224
    100  PMA Capital Corporation,
           Class A ...................          512
    800  PMI Group, Inc. .............       29,784
    100  Presidential Life Corporation        1,316
  3,200  Principal Financial Group, Inc.    105,824
    115  ProAssurance Corporation* ...        3,697
  2,300  Progressive Corporation .....      192,257
    500  Protective Life Corporation .       16,920
  5,600  Prudential Financial, Inc. ..      233,912
  1,120  Radian Group, Inc. ..........       54,600
    400  Reinsurance Group of
           America, Inc. .............       15,460
  1,200  Reliance Group Holdings, Inc.*           3
    600  RLI Corporation .............       22,476
    100  RTW, Inc.* ..................          644
  1,300  SAFECO Corporation ..........       50,609
    300  SCPIE Holdings, Inc. ........        2,646
    200  Selective Insurance Group,
           Inc. ......................        6,472
    300  SNTL Corporation* ...........           50
  2,300  St. Paul Companies, Inc. ....       91,195
    400  StanCorp Financial Group,
           Inc. ......................       25,152

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Insurance (continued)
    400  Stewart Information Services
           Corporation* .............. $     16,220
  1,400  Torchmark Corporation .......       63,756
    450  Transatlantic Holdings, Inc.        36,360
 10,577  Travelers Property Casualty
           Corporation, Class B ......      179,492
    100  Triad Guaranty, Inc.* .......        5,035
    400  UICI* .......................        5,312
    300  United Fire & Casualty
           Company ...................       12,108
    500  Unitrin, Inc. ...............       20,705
  2,757  UnumProvident Corporation ...       43,478
    100  Wesco Financial Corporation .       35,200
    200  White Mountains Insurance
           Group, Ltd. ...............       91,990
    400  Zenith National Insurance
           Corporation ...............       13,020
                                       ------------
                                          7,253,425
                                       ------------

         International Oil - 3.4%
    900  Amerada Hess Corporation ....       47,853
    200  ATP Oil & Gas Corporation* ..        1,256
  2,000  Burlington Resources, Inc. ..      110,760
 10,996  ChevronTexaco Corporation ...      949,944
  6,658  ConocoPhillips ..............      436,565
  1,100  Diamond Offshore Drilling,
           Inc. ......................       22,561
 68,040  Exxon Mobil Corporation .....    2,789,640
  2,197  GlobalSantaFe Corporation ...       54,552
  1,900  Nabors Industries, Ltd.* ....       78,850
    200  Oil States International,
           Inc.* .....................        2,788
  1,300  Pioneer Natural Resources
           Company* ..................       41,509
    500  Pogo Producing Company ......       24,150
  1,300  Pride International, Inc.* ..       24,232
  1,400  Ultra Petroleum Corporation*        34,468
  2,670  Unocal Corporation ..........       98,336
                                       ------------
                                          4,717,464
                                       ------------

         Liquor - 0.4%
  8,500  Anheuser-Busch Companies, Inc.     447,780
    100  Boston Beer Company, Inc.,
           Class A* ..................        1,814


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Liquor (continued)
    600  Brown-Forman Corporation,
           Class B ................... $     56,070
  1,000  Constellation Brands, Inc.,
           Class A* ..................       32,930
    400  Coors (Adolph) Company,
           Class B ...................       22,440
    200  Genesee Corporation, Class B           722
    300  Robert Mondavi Corporation,
           Class A* ..................       11,652
                                       ------------
                                            573,408
                                       ------------

         Media - 4.5%
    600  Acme Communications, Inc.* ..        5,274
    100  Advanced Marketing Services,
           Inc. ......................        1,140
    400  Alloy, Inc.* ................        2,084
    100  ARTISTdirect, Inc.* .........           26
    300  Avid Technology, Inc.* ......       14,400
  1,000  Belo Corporation, Class A ...       28,340
  2,000  Cablevision Systems New York
           Group, Class A* ...........       46,780
  2,500  Charter Communications, Inc.,
           Class A* ..................       10,050
  6,487  Clear Channel
           Communications, Inc. ......      303,786
  1,437  CNET Networks, Inc.* ........        9,800
 24,222  Comcast Corporation, Class A*      796,177
  6,238  Cox Communications, Inc.,
           Class A* ..................      214,899
    800  Cox Radio, Inc., Class A* ...       20,184
    200  Crown Media Holdings, Inc.,
           Class A* ..................        1,654
  1,100  Cumulus Media, Inc., Class A*       24,200
    700  Dow Jones & Company, Inc. ...       34,895
  2,800  EchoStar Communications
           Corporation, Class A* .....       95,200
    700  Emmis Communications
           Corporation, Class A* .....       18,935
    400  Entercom Communications
           Corporation* ..............       21,184
    600  Entravision Communications
           Corporation, Class A* .....        6,660
    100  Fisher Communications, Inc.*         5,100

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Media (continued)
  4,200  Fox Entertainment Group, Inc.,
           Class A* .................. $    122,430
  3,000  Gannett Company, Inc. .......      267,480
    100  Gray Television, Inc.,
           Class A ...................        1,517
  1,100  Gray Television, Inc.,
           Class B ...................       16,632
    750  Harte-Hanks, Inc. ...........       16,313
    563  Hearst-Argyle Television,
           Inc.* .....................       15,516
    900  Hollinger International, Inc.       14,058
  9,302  Hughes Electronics
           Corporation* ..............      153,954
     40  iBEAM Broadcasting
           Corporation*# .............            0
    300  Information Holdings, Inc.* .        6,630
    500  Insight Communications
           Company, Inc.* ............        5,155
    100  InterVideo, Inc.* ...........        1,175
    400  j2 Global Communications,
           Inc.* .....................        9,908
    500  Journal Register Company* ...       10,350
    770  Knight-Ridder, Inc. .........       59,575
    400  Lee Enterprises, Inc. .......       17,460
    200  Liberty Corporation .........        9,038
 29,400  Liberty Media Corporation,
           Class A* ..................      349,566
    300  Lin TV Corporation, Class A*         7,743
    200  LodgeNet Entertainment
           Corporation* ..............        3,656
    300  Lynch Interactive
           Corporation* ..............        7,155
    400  Macrovision Corporation* ....        9,036
    200  MaxWorldwide, Inc.* .........          162
    400  McClatchy Company, Class A ..       27,520
  2,200  McGraw-Hill Companies, Inc. .      153,824
    300  Media General, Inc., Class A        19,530
  1,100  Mediacom Communications
           Corporation* ..............        9,537
    200  Medialink Worldwide, Inc.* ..          640
    600  Meredith Corporation ........       29,286
  2,100  Metro-Goldwyn-Mayer, Inc.* ..       35,889
  1,700  New York Times Company,
           Class A ...................       81,243
  1,040  News Corporation, Ltd., ADR .       31,473
  1,300  PanAmSat Corporation* .......       28,028
    300  Pegasus Communications
           Corporation* ..............        8,424


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Media (continued)
    600  Playboy Enterprises, Inc.,
           Class B* .................. $      9,696
  1,368  PRIMEDIA, Inc.* .............        3,872
    200  Pulitzer, Inc. ..............       10,800
    200  Quipp, Inc. .................        2,300
  1,600  R.R. Donnelley & Sons Company       48,240
    800  Radio One, Inc., Class A* ...       15,640
  1,200  Reader's Digest Association,
           Inc. ......................       17,592
    100  Saga Communications, Inc.,
           Class A* ..................        1,853
    300  Salem Communications
           Corporation, Class A* .....        8,136
    600  Scholastic Corporation* .....       20,424
    800  Scripps (E.W.) Company,
           Class A ...................       75,312
    400  SeaChange International, Inc.*       6,160
    300  Sinclair Broadcast Group,
           Inc., Class A* ............        4,476
    100  Sonic Solutions* ............        1,530
    200  Spanish Broadcasting System,
           Inc.,
           Class A* ..................        2,100
    110  Stan Lee Media, Inc.*# ......            0
 47,674  Time Warner, Inc.* ..........      857,655
  1,700  TiVo, Inc.* .................       12,580
  3,201  Tribune Company .............      165,172
  3,665  Univision Communications, Inc.,
           Class A* ..................      145,464
    800  Valassis Communications,
           Inc.* .....................       23,480
    700  Valley Media, Inc.*# ........            0
    800  ValueVision International, Inc.,
           Class A* ..................       13,360
 18,374  Viacom, Inc., Class B .......      815,438
 22,400  Walt Disney Company .........      522,592
    100  Washington Post Company,
           Class B ...................       79,140
  1,000  Westwood One, Inc.* .........       34,210
    800  Wiley (John) & Sons, Inc.,
           Class A ...................       20,824
  1,500  XM Satellite Radio Holdings,
           Inc., Class A* ............       39,540
    500  Young Broadcasting, Inc.,
           Class A* ..................       10,020
                                       ------------
                                          6,158,277
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Miscellaneous - 0.7%
    500  Acuity Brands, Inc. ......... $     12,900
    800  AMCOL International
           Corporation ...............       16,240
     61  CareMatrix Corporation* .....            1
    200  Central Parking Corporation .        2,986
    200  Cybercash, Inc., Escrow*# ...            0
  2,600  Deere & Company .............      169,130
    100  Duratek, Inc.* ..............        1,304
    100  Encore Wire Corporation* ....        1,771
    600  Gen-Probe, Inc.* ............       21,882
    200  Global E-Point, Inc.* .......          980
    200  Gundle/SLT Environmental,
           Inc.* .....................        4,152
    300  Henley, L.P., Escrow*+# .....            0
    200  Intelli-Check, Inc.* ........        1,582
    100  Internet America, Inc.* .....           96
    100  Ionics, Inc.* ...............        3,185
    100  McGrath Rentcorp ............        2,725
    600  Mine Safety Appliances
           Company ...................       47,706
    200  Morgan Group Holding
           Company* ..................           25
    100  Ohio Art Company ............        1,205
    100  Providence Service
           Corporation* ..............        1,618
    500  Quixote Corporation .........       12,205
  1,600  Republic Services, Inc. .....       41,008
    100  Research Frontiers, Inc.* ...          929
  2,600  Return Assured, Inc.*# ......            0
    400  Rollins, Inc. ...............        9,020
    200  Safety-Kleen Corporation* ...            4
  2,800  Service Corporation
           International* ............       15,092
    100  SRS Labs, Inc.* .............          933
    900  Stewart Enterprises, Inc.,
           Class A ...................        5,112
    400  VCA Antech, Inc.* ...........       12,392
    400  VL Dissolution Corporation* .          256
    500  Waste Connections, Inc.* ....       18,885
  6,100  Waste Management, Inc. ......      180,560
  1,046  Weight Watchers
           International, Inc.* ......       40,135
    100  X-Rite, Inc. ................        1,132
  6,950  Yahoo, Inc.* ................      313,931
                                       ------------
                                            941,082
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Miscellaneous Finance - 7.5%
    100  ACE Cash Express, Inc.* ..... $      2,126
    200  Actrade Financial
           Technologies, Ltd.* .......          249
    200  Affiliated Managers Group,
           Inc.* .....................       13,918
    500  Airlease, Ltd. ..............          835
    600  Alliance Capital Management
           Holding, L.P. .............       20,250
  1,200  Allied Capital Corporation ..       33,456
  1,200  American Capital Strategies,
           Ltd. ......................       35,676
 13,600  American Express Company ....      655,928
    100  American Indemnity Financial
           Corporation, Escrow*# .....            0
  2,200  AmeriCredit Corporation* ....       35,046
  4,500  Ameritrade Holding Corporation*     63,315
    100  ASB Financial Corporation ...        2,467
    500  Bankrate, Inc.* .............        6,190
    100  Banner Corporation ..........        2,515
    500  Bay View Capital Corporation*        1,070
    955  Bear Stearns Companies, Inc.        76,352
    800  BISYS Group, Inc.* ..........       11,904
    424  BOK Financial Corporation* ..       16,417
    200  California First National
           Bancorp ...................        2,860
  2,500  Capital One Financial
           Corporation ...............      153,225
    900  Cash America International,
           Inc. ......................       19,062
     11  CB Bancshares, Inc. .........          693
    100  Charter Municipal Mortgage
           Acceptance Company ........        2,113
    300  Chicago Mercantile Exchange .       21,708
  2,646  CIT Group, Inc. .............       95,124
 54,425  Citigroup, Inc. .............    2,641,789
    220  Classic Bancshares, Inc. ....        7,315
    800  CompuCredit Corporation* ....       17,024
    200  Convera Corporation* ........          682
  1,867  Countrywide Financial
           Corporation ...............      141,587
    215  Cross Timbers Royalty Trust .        6,132
    600  Deluxe Corporation ..........       24,798
    900  Doral Financial Corporation .       29,052
    200  DVI, Inc.* ..................            8
  3,937  E*TRADE Financial
           Corporation* ..............       49,803
    600  E-LOAN, Inc.* ...............        1,788

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Miscellaneous Finance (continued)
    600  Eaton Vance Corporation ..... $     21,984
    600  Edwards (A.G.), Inc. ........       21,738
  1,300  Equifax, Inc. ...............       31,850
 10,200  Fannie Mae ..................      765,612
  1,250  Federated Investors, Inc.,
           Class B ...................       36,700
    400  Financial Federal Corporation*      12,220
    200  First Marblehead Corporation*        4,376
  2,800  Franklin Resources, Inc. ....      145,768
  7,300  Freddie Mac .................      425,736
  2,460  Friedman, Billings, Ramsey
           Group, Inc. ...............       56,777
    200  Gabelli Asset Management, Inc.,
           Class A* ..................        7,960
  5,070  Goldman Sachs Group, Inc. ...      500,561
    800  IndyMac Bancorp, Inc. .......       23,832
  1,500  Instinet Group, Inc.* .......        7,725
    800  Interactive Data Corporation*       13,248
    388  Investment Technology
           Group, Inc.* ..............        6,266
    600  Investors Financial Services
           Corporation ...............       23,046
    100  iPayment Holdings, Inc.* ....        3,400
 21,436  J. P. Morgan Chase & Company       787,344
  2,200  Janus Capital Group, Inc. ...       36,102
    600  Jefferies Group, Inc. .......       19,812
  1,300  Knight Trading Group, Inc.* .       19,032
    600  LaBranche & Company, Inc.* ..        7,002
    700  Legg Mason, Inc. ............       54,026
  2,984  Lehman Brothers Holdings, Inc.     230,424
    827  Leucadia National Corporation       38,137
    200  LNR Property Corporation ....        9,902
 13,227  MBNA Corporation ............      328,691
  9,946  Merrill Lynch & Company, Inc.      583,333
    800  Metris Companies, Inc. ......        3,552
  1,500  Moody's Corporation .........       90,825
 11,400  Morgan Stanley ..............      659,718
    500  National Processing, Inc.* ..       11,775
     42  NCO Portfolio Management,
    450  New Century Financial
           Corporation ...............       17,852
    500  NextCard, Inc.* .............            3


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Miscellaneous Finance (continued)
    600  Nuveen Investments, Class A . $     15,996
    100  Online Resources Corporation*          661
    600  Point West Capital
           Corporation* ..............            1
  2,500  Providian Financial
           Corporation* ..............       29,100
    500  Raymond James Financial, Inc.       18,850
    700  S1 Corporation* .............        5,635
    495  Santander BanCorp* ..........       12,053
    200  Saxon Capital, Inc.* ........        4,190
 14,264  Schwab (Charles) Corporation       168,886
    900  SEI Investments Company .....       27,423
    300  Siebert Financial
           Corporation* ..............        1,086
  5,000  SLM Corporation .............      188,400
    200  Student Loan Corporation ....       29,200
    399  SWS Group, Inc. .............        7,102
  1,400  T. Rowe Price Group, Inc. ...       66,374
    363  Tarragon Realty Investors,
           Inc.* .....................        5,993
    150  TETRA Tech, Inc.* ...........        3,636
    100  UniCapital Corporation*# ....            0
    100  Value Line, Inc. ............        4,990
  9,490  Washington Mutual, Inc. .....      380,739
    105  Waypoint Financial
           Corporation ...............        2,277
    500  Westcorp ....................       18,275
     99  Westwood Holdings Group, Inc.        1,761
    400  WFS Financial, Inc.* ........       16,984
    100  Winfield Capital Corporation*           20
    300  World Acceptance Corporation*        5,973
                                       ------------
                                         10,214,759
                                       ------------

         Motor Vehicles - 1.1%
    500  A.S.V., Inc.* ...............       18,680
    100  Aftermarket Technology
           Corporation* ..............        1,372
    100  America's Car-Mart, Inc.* ...        2,692
    600  American Axle & Manufacturing
           Holdings, Inc.* ...........       24,252
    850  ArvinMeritor, Inc. ..........       20,502
    270  BorgWarner, Inc. ............       22,969
    100  Coast Distribution System,
           Inc.* .....................          551
    400  CSK Auto Corporation* .......        7,508
    500  Cummins Engine Company, Inc.        24,470
  1,200  Dana Corporation ............       22,020

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Motor Vehicles (continued)
  5,076  Delphi Corporation .......... $     51,826
    500  Fleetwood Enterprises, Inc.*         5,130
 19,235  Ford Motor Company ..........      307,760
    200  Gehl Company* ...............        2,840
  5,870  General Motors Corporation ..      313,458
  1,800  Genuine Parts Company .......       59,760
  3,500  Harley-Davidson, Inc. .......      166,355
    200  Keystone Automotive
           Industries, Inc.* .........        5,072
    700  Lear Corporation ............       42,931
    100  Lithia Motors, Inc., Class A         2,521
     40  Major Automotive
           Companies, Inc.* ..........           30
    600  Midas, Inc. .................        8,580
    200  Modine Manufacturing Company         5,396
    200  Monaco Coach Corporation* ...        4,760
    700  Navistar International
           Corporation* ..............       33,523
    200  Noble International, Ltd. ...        4,560
    500  O'Reilly Automotive, Inc.* ..       19,180
    600  Oshkosh Truck Corporation ...       30,618
  1,350  PACCAR, Inc. ................      114,912
    200  Polaris Industries, Inc. ....       17,716
    600  Rush Enterprises, Inc.,
           Class B* ..................        6,060
    500  Smith (A.O.) Corporation ....       17,525
    400  Sonic Automotive, Inc. ......        9,168
    100  Spartan Motors, Inc. ........        1,010
    100  Starcraft Corporation* ......        3,252
    300  Stoneridge, Inc.* ...........        4,515
    300  Superior Industries
           International, Inc. .......       13,056
    100  Tenneco Automotive, Inc.* ...          669
    500  Thor Industries, Inc. .......       28,110
  1,200  Visteon Corporation .........       12,492
    400  Winnebago Industries, Inc. ..       27,500
                                       ------------
                                          1,465,301
                                       ------------

         Non-Durables & Entertainment - 2.3%
    300  Action Performance
           Companies, Inc. ...........        5,880
    900  Activision, Inc.* ...........       16,380


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Non-Durables & Entertainment (continued)
    500  Alliance Gaming Corporation*  $     12,325
    700  AMC Entertainment, Inc.* ....       10,647
    700  American Greetings Corporation,
           Class A* ..................       15,309
    600  Blyth, Inc. .................       19,332
    100  Canterbury Park Holding
           Corporation* ..............        1,690
    300  CBRL Group, Inc. ............       11,478
    500  Cedar Fair, L.P. ............       15,375
    500  Central Garden & Pet Company*       14,015
    400  Championship Auto Racing
           Teams, Inc.* ..............           38
    470  Church & Dwight Company, Inc.       18,612
    300  Churchill Downs, Inc. .......       10,860
  2,100  Clorox Company ..............      101,976
    200  CNS, Inc. ...................        2,740
    300  CSS Industries, Inc.* .......        9,303
    900  Dial Corporation ............       25,623
    200  Digital Theater Systems,
           Inc.* .....................        4,938
    100  Dixon Ticonderoga Company* ..          418
  3,200  Electronic Arts, Inc.* ......      152,896
  1,133  Energizer Holdings, Inc.* ...       42,555
    400  Enesco Group, Inc. ..........        4,128
    300  Escalade, Inc. ..............       10,197
    100  eUniverse, Inc.* ............          161
  1,600  Fortune Brands, Inc. ........      114,384
    575  Fossil, Inc.* ...............       16,106
    600  GTECH Holdings Corporation ..       29,694
  1,550  Hasbro, Inc. ................       32,984
    200  Hauser, Inc.* ...............           12
    300  Huffy Corporation* ..........        1,575
  6,800  InterActiveCorp* ............      230,724
  3,500  International Game Technology      124,950
    512  International Speedway
           Corporation, Class A ......       22,866
    800  JAKKS Pacific, Inc.* ........       10,528
  5,374  Kimberly-Clark Corporation ..      317,550
    300  Lancaster Colony Corporation        13,548
    200  Marcus Corporation ..........        3,280
  1,000  Marvel Enterprises, Inc.* ...       29,110
  4,180  Mattel, Inc. ................       80,549
    300  Movado Group, Inc. ..........        8,469

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Non-Durables & Entertainment (continued)
    300  NetFlix, Inc.* .............. $     16,407
  2,736  Newell Rubbermaid, Inc. .....       62,299
    400  Penn National Gaming, Inc.* .        9,232
    100  Playtex Products, Inc.* .....          773
 13,600  Procter & Gamble Company ....    1,358,368
      5  Quepasa Corporation* ........            4
      6  Quokka Sports, Inc.*# .......            0
    700  Rayovac Corporation* ........       14,665
    300  Russ Berrie and Company, Inc.       10,170
    400  Scotts Company, Class A* ....       23,664
    552  SCP Pool Corporation* .......       18,039
  1,400  Sherwin-Williams Company ....       48,636
    500  Sonic Corporation* ..........       15,310
    753  Sotheby's Holdings, Inc.,
           Class A* ..................       10,286
    200  SportsLine.com, Inc.* .......          254
    600  Take-Two Interactive Software,
           Inc.* .....................       17,286
    450  THQ, Inc.* ..................        7,610
    800  Tupperware Corporation ......       13,872
    100  WD-40 Company ...............        3,536
    200  WMS Industries, Inc.* .......        5,240
    200  World Wrestling Federation
           Entertainment, Inc. .......        2,620
                                       ------------
                                          3,181,476
                                       ------------

         Non-Ferrous Metals - 0.4%
  9,048  Alcoa, Inc. .................      343,824
    100  Cleveland-Cliffs, Inc.* .....        5,095
    700  Commercial Metals Company ...       21,280
    300  Commonwealth Industries,
           Inc.* .....................        3,012
  1,900  Freeport-McMoRan Copper &
           Gold, Inc., Class B .......       80,047
    100  IMCO Recycling, Inc.* .......          989
    500  Mueller Industries, Inc.* ...       17,180
    920  Phelps Dodge Corporation* ...       70,003
    450  Reliance Steel & Aluminum
           Company* ..................       14,944
    500  Southern Peru Copper
           Corporation ...............       23,580
    300  Stillwater Mining Company* ..        2,871
    200  Titanium Metals Corporation*        10,502
  1,000  USEC, Inc. ..................        8,400
    300  Wolverine Tube, Inc.* .......        1,890
                                       ------------
                                            603,617
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Optical & Photo - 0.1%
    288  Advanced Medical Optics,
           Inc.* ..................... $      5,659
    600  Applied Films Corporation* ..       19,812
    400  Bausch & Lomb, Inc. .........       20,760
    600  Concord Camera Corporation* .        5,550
    200  CPI Corporation .............        4,042
    100  Digimarc Corporation* .......        1,330
  3,100  Eastman Kodak Company .......       79,577
    200  Escalon Medical Corporation*         1,340
    800  Lexar Media, Inc.* ..........       13,944
    900  Oakley, Inc. ................       12,456
    300  Ocular Sciences, Inc.* ......        8,613
    516  ScanSoft, Inc.* .............        2,745
    200  STAAR Surgical Company* .....        2,252
                                       ------------
                                            178,080
                                       ------------

         Paper & Forest Products - 0.5%
  1,200  Boise Cascade Corporation ...       39,432
    500  Bowater, Inc. ...............       23,155
    600  Caraustar Industries, Inc.* .        8,280
    400  Chesapeake Corporation ......       10,592
    200  Deltic Timber Corporation ...        6,080
    500  FiberMark, Inc.* ............          875
  2,617  Georgia-Pacific Corporation .       80,263
    100  Glatfelter ..................        1,245
  4,992  International Paper Company .      215,205
     83  Kadant, Inc.* ...............        1,797
    800  Longview Fibre Company* .....        9,880
  1,200  Louisiana-Pacific
           Corporation* ..............       21,456
  1,876  MeadWestvaco Corporation ....       55,811
    100  Pope & Talbot, Inc. .........        1,761
    200  Potlatch Corporation ........        6,954
    501  Rayonier, Inc. ..............       20,807
    300  Rock-Tenn Company, Class A ..        5,178
    400  Schweitzer-Mauduit
           International, Inc. .......       11,912
    600  Temple-Inland, Inc. .........       37,602
    200  Universal Forest Products, Inc.      6,436
    100  Wausau-Mosinee Paper
           Corporation ...............        1,352
  2,200  Weyerhaeuser Company ........      140,800
                                       ------------
                                            706,873
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Producer Goods - 5.3%
  8,300  3M Company .................. $    705,749
    520  Actuant Corporation, Class A*       18,824
    400  Advanced Energy Industries,
           Inc.* .....................       10,420
  1,800  Aeroflex, Inc.* .............       21,042
    200  American Biltrite, Inc.* ....        1,540
    700  American Standard
           Companies, Inc.* ..........       70,490
    400  Ampco-Pittsburgh Corporation         5,468
    600  Applied Industrial
           Technologies, Inc. ........       14,316
    300  AptarGroup, Inc. ............       11,700
    900  Astec Industries, Inc.* .....       11,043
  1,100  Avery Dennison Corporation ..       61,622
  1,189  Axcelis Technologies, Inc.* .       12,152
    200  AZZ, Inc.* ..................        2,670
    500  Baldor Electric Company .....       11,425
    100  Barnes Group, Inc. ..........        3,231
    400  Brady Corporation, Class A ..       16,300
    400  Briggs & Stratton Corporation       26,960
    300  Carlisle Companies, Inc. ....       18,258
    100  Cascade Corporation .........        2,230
  3,600  Caterpillar, Inc. ...........      298,872
    200  Chicago Rivet & Machine
           Company ...................        5,402
    400  CLARCOR, Inc. ...............       17,640
    500  Cognex Corporation* .........       14,120
    500  Comfort Systems USA, Inc.* ..        2,740
    800  Crane Company ...............       24,592
    200  CUNO, Inc.* .................        9,006
  1,659  Danaher Corporation .........      152,213
    400  Donaldson Company, Inc. .....       23,664
  2,100  Dover Corporation ...........       83,475
  1,100  DT Industries, Inc.* ........        1,353
    450  Eastern Company .............        7,038
    800  Eaton Corporation ...........       86,384
    110  Edelbrock Corporation .......        1,383
  4,500  Emerson Electric Company ....      291,375
    229  EnPro Industries, Inc.* .....        3,195
    100  ESCO Technologies, Inc.* ....        4,365
    100  Fab Industries, Inc. ........          525
    700  Fastenal Company ............       34,958


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Producer Goods (continued)
    500  Federal Signal Corporation .. $      8,760
    600  Fisher Scientific International,
           Inc.* .....................       24,822
    500  Flowserve Corporation* ......       10,440
    200  Franklin Electric Company, Inc.     12,098
105,946  General Electric Company ....    3,282,207
    600  Global Power Equipment
           Group, Inc.* ..............        4,008
    325  Graco, Inc. .................       13,032
    720  Griffon Corporation* ........       14,587
    700  Hanover Compressor Company* .        7,805
    300  Harsco Corporation ..........       13,146
    100  Hexcel Corporation* .........          741
  8,875  Honeywell International, Inc.      296,691
    500  Hubbell, Inc., Class B ......       22,050
    400  Hydril Company* .............        9,572
    300  IDEX Corporation ............       12,477
  3,323  Illinois Tool Works, Inc. ...      278,833
  1,800  Ingersoll-Rand Company,
           Class A ...................      122,184
  1,200  Intermet Corporation ........        6,516
    900  ITT Industries, Inc. ........       66,789
    700  JLG Industries, Inc. ........       10,661
  1,000  Johnson Controls, Inc. ......      116,120
    400  Kaydon Corporation ..........       10,336
    400  Kennametal, Inc. ............       15,900
    200  Lancer Corporation* .........        1,360
    400  Lincoln Electric Holdings,
           Inc. ......................        9,896
    300  Lone Star Technologies, Inc.*        4,794
    800  Lydall, Inc.* ...............        8,152
    700  MagneTek, Inc.* .............        4,613
    650  Manitowoc Company, Inc. .....       20,280
    200  Matthews International Corporation,
           Class A ...................        5,918
    400  Merix Corporation* ..........        9,812
  1,900  Micrel, Inc.* ...............       29,602
    500  Milacron, Inc.* .............        2,085
    200  Misonix, Inc.* ..............          888
    338  Mykrolis Corporation* .......        5,435
    400  Nordson Corporation .........       13,812
  1,200  Pall Corporation ............       32,196
    500  Park-Ohio Holdings
           Corporation* ..............        3,700
  1,129  Parker-Hannifin Corporation .       67,175

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Producer Goods (continued)
    800  Penn Engineering &
           Manufacturing Corporation . $     15,224
    400  Pentair, Inc. ...............       18,280
    800  Polymer Group, Inc.,
           Escrow*+# .................            0
     10  Polymer Group, Inc., Class B*           75
    600  Precision Castparts
           Corporation ...............       27,246
    400  Presstek, Inc.* .............        2,908
    600  Regal-Beloit Corporation ....       13,200
  2,300  Rockwell Automation, Inc. ...       81,880
    300  Roper Industries, Inc. ......       14,778
    200  Sequa Corporation, Class A* .        9,800
    400  Shaw Group, Inc.* ...........        5,448
    934  SPX Corporation* ............       54,929
    400  Standex International
           Corporation ...............       11,200
    400  Tech/Ops Sevcon, Inc. .......        2,192
    200  Tecumseh Products Company,
           Class A ...................        9,686
    400  Teleflex, Inc. ..............       19,332
    600  Terex Corporation* ..........       17,088
  1,500  Textron, Inc. ...............       85,590
    800  Timken Company ..............       16,048
    500  Tredegar Corporation ........        7,765
    600  Trinity Industries, Inc. ....       18,504
    100  Twin Disc, Inc. .............        1,903
    600  Valmont Industries, Inc. ....       13,890
  1,100  W.W. Grainger, Inc. .........       52,129
    200  Watsco, Inc. ................        4,546
    100  Watts Industries, Inc.,
           Class A ...................        2,220
    200  Woodward Governor Company ...       11,366
    700  York International Corporation      25,760
    450  Zebra Technologies Corporation,
           Class A* ..................       29,867
                                       ------------
                                          7,240,087
                                       ------------

         Railroad & Shipping - 0.4%
    700  Alexander & Baldwin, Inc. ...       23,583
  4,100  Burlington Northern Santa Fe
           Corporation ...............      132,635
  2,200  CSX Corporation .............       79,068
    400  Florida East Coast Industries,
           Inc. ......................       13,240
    700  GATX Corporation ............       19,586


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)


                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Railroad & Shipping (continued)
    325  Genesee & Wyoming, Inc.,
           Class A* .................. $     10,238
    400  Greenbrier Companies, Inc.* .        6,700
    100  International Shipholding
           Corporation* ..............        1,475
    423  Kansas City Southern* .......        6,057
  4,200  Norfolk Southern Corporation        99,330
    300  Overseas Shipholding Group,
           Inc. ......................       10,215
    600  Transport Corporation of
           America, Inc.* ............        4,350
  2,700  Union Pacific Corporation ...      187,596
    400  Wabtec Corporation ..........        6,816
                                       ------------
                                            600,889
                                       ------------

         Real Estate Investment Trust - 1.7%
    100  Alexander's, Inc.* ..........       12,466
    200  Alexandria Real Estate
           Equities, Inc. ............       11,580
    600  AMB Property Corporation ....       19,728
    800  American Home Mortgage
           Investment Corporation* ...       18,008
    200  American Land Lease, Inc. ...        3,990
    300  American Mortgage
           Acceptance Company ........        4,890
    200  AmeriVest Properties, Inc. ..        1,436
    500  Amli Residential Properties
           Trust .....................       13,400
  1,800  Annaly Mortgage
           Management, Inc. ..........       33,120
    700  Anthracite Capital, Inc. ....        7,749
  1,072  Apartment Investment &
           Management Company,
           Class A ...................       36,984
  1,992  Archstone-Smith Trust .......       55,736
    700  Arden Realty, Inc. ..........       21,238
    600  Avalonbay Communities, Inc. .       28,680
    400  Bedford Property Investors,
           Inc. ......................       11,452
    100  BNP Residential Properties,
           Inc. ......................        1,161
    900  Boston Properties, Inc. .....       43,371
    500  Brandywine Realty Trust .....       13,385
    500  BRE Properties, Inc., Class A       16,700
    900  Burnham Pacific Properties,
           Inc. ......................          211

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Real Estate Investment Trust (continued)
    500  Camden Property Trust ....... $     22,150
    100  Capital Automotive REIT .....        3,200
  1,000  CarrAmerica Realty Corporation      29,780
    400  CBL & Associates Properties,
           Inc. ......................       22,600
    300  CenterPoint Properties Trust        22,470
    400  Chelsea Property Group, Inc.        21,924
    300  Colonial Properties Trust ...       11,880
    245  Commercial Net Lease Realty .        4,361
    100  Cornerstone Realty Income
           Trust, Inc. ...............          876
    200  Corporate Office Properties
           Trust .....................        4,200
    550  Cousins Properties, Inc. ....       16,830
  1,200  Crescent Real Estate
           Equities Company ..........       20,556
    100  CRIIMI MAE, Inc.* ...........        1,043
  1,326  Developers Diversified
           Realty Corporation ........       44,514
  1,276  Duke Realty Corporation .....       39,556
    100  EastGroup Properties, Inc. ..        3,238
    100  Entertainment Properties Trust       3,471
    100  Equity Inns, Inc. ...........          905
  4,245  Equity Office Properties Trust     121,619
    600  Equity One, Inc. ............       10,128
  2,954  Equity Residential ..........       87,173
    300  Essex Property Trust, Inc. ..       19,266
    500  Federal Realty Investment
           Trust .....................       19,195
    500  FelCor Lodging Trust, Inc.* .        5,540
    600  First Industrial Realty Trust,
           Inc. ......................       20,250
    100  First Potomac Realty Trust* .        1,874
    100  Gables Residential Trust ....        3,474
  2,400  General Growth Properties, Inc.     66,600
    600  Getty Realty Corporation ....       15,690
    100  Glenborough Realty Trust, Inc.       1,995
    400  Golf Trust of America, Inc. .          992
    200  Great Lakes REIT ............        3,140
    600  Health Care Property
           Investors, Inc. ...........       30,480
    500  Health Care REIT, Inc. ......       18,000
    500  Healthcare Realty Trust, Inc.       17,875
    900  Heritage Property
           Investment Trust ..........       25,605


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Real Estate Investment Trust (continued)
    500  Highwoods Properties, Inc. .. $     12,700
    300  Home Properties, Inc. .......       12,117
    400  Hospitality Properties Trust        16,512
  2,800  Host Marriott Corporation* ..       34,496
  1,800  HRPT Properties Trust .......       18,162
    500  Innkeepers USA Trust ........        4,185
    200  Investors Real Estate Trust .        1,980
  1,264  iStar Financial, Inc. .......       49,170
    400  Keystone Property Trust .....        8,836
    400  Kilroy Realty Corporation ...       13,100
  1,350  Kimco Realty Corporation ....       60,412
    500  Koger Equity, Inc. ..........       10,465
    300  LaSalle Hotel Properties ....        5,565
    200  Lexington Corporate
           Properties Trust ..........        4,038
    700  Liberty Property Trust ......       27,230
    700  LTC Properties, Inc. ........       10,318
    400  Macerich Company ............       17,800
    500  Mack-Cali Realty Corporation        20,810
    100  Malan Realty Investors, Inc.           485
    300  Manufactured Home
           Communities, Inc. .........       11,295
    800  MeriStar Hospitality
           Corporation* ..............        5,208
    100  Mid-America Apartment
           Communities, Inc. .........        3,358
    600  Mills Corporation ...........       26,400
    200  Mission West Properties, Inc.        2,590
    200  Monmouth Real Estate
           Investment Corporation,
           Class A ...................        1,738
    400  National Health Realty, Inc.         7,880
    700  Nationwide Health Properties,
           Inc. ......................       13,685
  1,200  New Plan Excel Realty Trust .       29,604
    200  Newcastle Investment
           Corporation ...............        5,420
    600  Novastar Financial, Inc. ....       25,776
    521  Pan Pacific Retail Properties,
           Inc. ......................       24,826
    400  Parkway Properties, Inc. ....       16,640
    371  Pennsylvania Real Estate
           Investment Trust ..........       13,467
    200  Philips International Realty
           Corporation ...............          190
    200  PMC Commercial Trust ........        3,046

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Real Estate Investment Trust (continued)
    700  Post Properties, Inc. ....... $     19,544
    400  Prentiss Properties Trust ...       13,196
    100  Prime Group Realty Trust ....          627
  1,694  ProLogis ....................       54,360
  1,286  Public Storage, Inc. ........       55,800
    200  RAIT Investment Trust .......        5,120
    300  Ramco-Gershenson
           Properties Trust ..........        8,490
    400  Realty Income Corporation ...       16,000
    600  Reckson Associates Realty
           Corporation ...............       14,580
    300  Redwood Trust, Inc. .........       15,255
    400  Regency Centers Corporation .       15,940
    400  Saul Centers, Inc. ..........       11,468
     70  Senior Housing Properties
           Trust .....................        1,206
    100  Shelbourne Properties I, Inc.        1,775
    500  Shurgard Storage Centers, Inc.,
           Class A ...................       18,825
  2,200  Simon Property Group, Inc. ..      101,948
    400  SL Green Realty Corporation .       16,420
    400  Summit Properties, Inc. .....        9,608
    300  Tanger Factory Outlet
           Centers, Inc. .............       12,210
    500  Taubman Centers, Inc. .......       10,300
    900  The Rouse Company ...........       42,300
    746  Thornburg Mortgage, Inc. ....       20,291
    100  Town & Country Trust ........        2,535
    336  Transcontinental Realty
           Investors, Inc.* ..........        5,621
  1,400  Trizec Properties, Inc. .....       21,560
  1,000  United Dominion Realty
           Trust, Inc. ...............       19,200
    400  Universal Health Realty
           Income Trust ..............       12,040
  1,200  Ventas, Inc. ................       26,400
  1,200  Vornado Realty Trust ........       65,700
    400  Washington Real Estate
           Investment Trust ..........       11,680
    450  Weingarten Realty Investors .       19,958
                                       ------------
                                          2,267,196
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Real Property - 0.1%
    980  Catellus Development
           Corporation ............... $     23,648
    100  Consolidated-Tomoka
           Land Company ..............        3,270
    600  Forest City Enterprises, Inc.,
           Class A ...................       28,506
    400  Jones Lang LaSalle, Inc.* ...        8,292
    400  Newhall Land & Farming
           Company, L.P. .............       16,152
  1,959  Plum Creek Timber
           Company, Inc. .............       59,652
    600  St. Joe Company .............       22,374
    300  Trammell Crow Company* ......        3,975
    400  W.P. Carey & Company, LLC ...       12,208
    100  Wellsford Real Properties,
           Inc.* .....................        1,860
                                       ------------
                                            179,937
                                       ------------

         Restaurants - 0.7%
    500  Applebee's International, Inc.      19,635
    300  Ark Restaurants Corporation*         4,215
    215  Benihana, Inc., Class A* ....        2,763
    900  Brinker International, Inc.*        29,844
    100  Buca, Inc.* .................          681
    500  CEC Entertainment, Inc.* ....       23,695
    200  Checkers Drive-In
           Restaurants, Inc.* ........        2,082
    500  Cheesecake Factory, Inc.* ...       22,015
    600  CKE Restaurants, Inc.* ......        3,834
    200  Cooker Restaurant Corporation*           2
  1,600  Darden Restaurants, Inc. ....       33,664
    600  Dave & Buster's, Inc.* ......        7,608
    500  Frisch's Restaurants, Inc. ..       14,400
    500  Jack in the Box, Inc.* ......       10,680
    500  Landry's Restaurants, Inc. ..       12,860
    400  Lone Star Steakhouse &
           Saloon, Inc. ..............        9,272
    600  Luby's, Inc.* ...............        2,214
 13,300  McDonald's Corporation ......      330,239
    300  O'Charley's, Inc.* ..........        5,385
    800  Outback Steakhouse, Inc. ....       35,368
    300  P.F. Chang's China Bistro,
           Inc.* .....................       15,264

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Restaurants (continued)
    400  Panera Bread Company,
           Class A* .................. $     15,812
    300  Papa John's International,
           Inc.* .....................       10,014
    200  Red Robin Gourmet Burgers* ..        6,088
    900  Ruby Tuesday, Inc. ..........       25,641
    100  Star Buffet, Inc.* ..........          446
  3,900  Starbucks Corporation* ......      128,934
    100  Total Entertainment
           Restaurant Corporation* ...        1,208
  1,000  Wendy's International, Inc. .       39,240
  3,100  Yum! Brands, Inc.* ..........      106,640
                                       ------------
                                            919,743
                                       ------------

         Retail - 6.3%
    300  1-800-FLOWERS.COM, Inc.,
           Class A* ..................        3,318
    100  3Dshopping.com*# ............            0
    900  7-Eleven, Inc.* .............       14,445
    900  99 Cents Only Stores* .......       24,507
  1,000  Abercrombie & Fitch Company,
           Class A* ..................       24,710
    600  Advance Auto Parts, Inc.* ...       48,840
    100  Advantage Marketing
           Systems, Inc.* ............          409
    300  Aeropostale, Inc.* ..........        8,226
    500  AFC Enterprises, Inc.* ......        9,712
  4,408  Albertson's, Inc. ...........       99,841
  4,200  Amazon.com, Inc.* ...........      221,088
    600  American Eagle Outfitters,
           Inc.* .....................        9,840
    300  Ames Department Stores,
           Inc.*# ....................            0
    500  AnnTaylor Stores Corporation*       19,500
  2,600  AutoNation, Inc.* ...........       47,762
    900  AutoZone, Inc.* .............       76,689
    700  Barnes & Noble, Inc.* .......       22,995
  3,200  Bed Bath & Beyond, Inc. .....      138,720
  3,300  Best Buy Company, Inc.* .....      172,392
  1,000  Big Lots, Inc.* .............       14,210
    600  BJ's Wholesale Club, Inc.* ..       13,776
    400  Blair Corporation ...........        9,736
    400  Blockbuster, Inc., Class A ..        7,180
    300  Blue Rhino Corporation* .....        4,167
    100  Bombay Company, Inc.* .......          814


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)
                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Retail (continued)
  1,300  Borders Group, Inc.* ........ $     28,496
    150  Brookstone, Inc.* ...........        3,196
    200  Brown Shoe Company, Inc. ....        7,586
    500  Burlington Coat Factory
           Warehouse Corporation .....       10,580
  1,290  CarMax, Inc.* ...............       39,900
    700  Casey's General Stores, Inc.        12,362
    500  Charlotte Russe Holding,
           Inc.* .....................        6,930
    700  Chico's FAS, Inc.* ..........       25,865
    300  CHS Electronics, Inc.* ......            1
  2,200  Circuit City Stores, Inc. ...       22,286
  1,600  Claire's Stores, Inc. .......       30,144
    200  Cole National Corporation* ..        4,000
  4,800  Costco Wholesale Corporation*      178,464
  4,140  CVS Corporation .............      149,537
    100  Deb Shops, Inc. .............        2,150
  1,500  Dillard's, Inc., Class A ....       24,690
  3,731  Dollar General Corporation ..       78,314
  1,050  Dollar Tree Stores, Inc.* ...       31,563
    700  Dress Barn, Inc.* ...........       10,493
    700  drugstore.com, Inc.* ........        3,857
    200  Egghead.com, Inc.* ..........            1
    400  Electronics Boutique Holdings
           Corporation* ..............        9,156
    500  Factory 2-U Stores, Inc.* ...          685
  1,700  Family Dollar Stores, Inc. ..       60,996
  2,100  Federated Department
           Stores, Inc.* .............       98,973
    100  Finlay Enterprises, Inc.* ...        1,413
  1,400  Foot Locker, Inc. ...........       32,830
    200  Footstar, Inc.* .............          788
    400  Fred's, Inc. ................       12,392
    600  Galyan's Trading Company* ...        7,224
  9,150  Gap, Inc. ...................      212,371
    300  Genesco, Inc.* ..............        4,539
    200  GenesisIntermedia, Inc.*+# ..            0
    900  Goody's Family Clothing, Inc.        8,424
    400  Great Atlantic & Pacific Tea
           Company, Inc.* ............        3,360
    500  Guitar Center, Inc.* ........       16,290
    600  Handleman Company ...........       12,318

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Retail (continued)
  1,300  Hollywood Entertainment
           Corporation* .............. $     17,875
 23,850  Home Depot, Inc. ............      846,437
    600  Hot Topic, Inc.* ............       17,676
    100  Ingles Markets, Inc., Class A        1,027
    500  Insight Enterprises, Inc.* ..        9,400
  2,667  J.C. Penney Company, Inc.
           (Holding Company) .........       70,089
    100  Kirkland's, Inc.* ...........        1,766
    700  Kmart Holding Corporation* ..       16,765
  3,400  Kohl's Corporation* .........      152,796
    500  Krispy Kreme Doughnuts, Inc.*       18,300
  7,500  Kroger Company* .............      138,825
  5,115  Limited Brands ..............       92,223
  1,100  Linens 'n Things, Inc.* .....       33,088
    170  Longs Drug Stores Corporation        4,206
  8,228  Lowe's Companies, Inc. ......      455,749
  2,850  May Department Stores Company       82,850
    486  Men's Wearhouse, Inc.* ......       12,155
    600  Michaels Stores, Inc. .......       26,520
    300  Mothers Work, Inc.* .........        7,320
    400  Neiman Marcus Group, Inc.,
           Class A* ..................       21,468
  1,400  Nordstrom, Inc. .............       48,020
  3,900  Office Depot, Inc.* .........       65,169
    300  Overstock.com, Inc.* ........        5,958
    900  Pacific Sunwear of
           California, Inc.* .........       19,008
    100  Party City Corporation* .....        1,269
    600  Payless ShoeSource, Inc.* ...        8,040
    200  PC Connection, Inc.* ........        1,674
    800  Pep Boys-Manny, Moe & Jack ..       18,296
  1,400  PETsMART, Inc. ..............       33,320
    700  Pier 1 Imports, Inc. ........       15,302
    300  PriceSmart, Inc.* ...........        1,878
    500  Programmer's Paradise, Inc.*         3,445
  1,700  RadioShack Corporation ......       52,156
    100  RedEnvelope, Inc.* ..........        1,670
    700  Regis Corporation ...........       27,664
  5,000  Rite Aid Corporation* .......       30,200
  1,400  Ross Stores, Inc. ...........       37,002
    200  Ryan's Family Steak Houses,
           Inc.* .....................        3,028


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Retail (continued)
  4,600  Safeway, Inc.* .............. $    100,786
  1,000  Saks, Inc.* .................       15,040
    400  School Specialty, Inc.* .....       13,604
  3,100  Sears, Roebuck & Company ....      141,019
    300  Sharper Image Corporation* ..        9,795
    400  Shoe Carnival, Inc.* ........        7,120
    400  Stage Stores, Inc.* .........       11,160
    400  Stamps.com, Inc.* ...........        2,480
  5,700  Staples, Inc.* ..............      155,610
    300  Summit America Television,
           Inc.* .....................        1,176
    700  Systemax, Inc.* .............        4,662
    500  Talbots, Inc. ...............       15,390
  9,600  Target Corporation ..........      368,640
  1,500  Tiffany & Company ...........       67,800
  5,000  TJX Companies, Inc. .........      110,250
  3,300  Toys "R" Us, Inc.* ..........       41,712
    500  Tractor Supply Company* .....       19,445
    400  Tuesday Morning Corporation*        12,100
    200  Tweeter Home Entertainment
           Group, Inc. ...............        1,890
    100  U.S.A. Floral Products,
           Inc.*# ....................            0
    500  United Stationers, Inc.* ....       20,460
    800  Urban Outfitters, Inc.* .....       29,640
    700  Value America, Inc.*# .......            0
 45,870  Wal-Mart Stores, Inc. .......    2,433,404
 11,100  Walgreen Company ............      403,818
    200  Webvan Group, Inc.*# ........            0
    300  Weis Markets, Inc. ..........       10,890
    400  West Marine, Inc.* ..........       11,124
    225  Wet Seal, Inc., Class A* ....        2,225
    350  Whitehall Jewellers, Inc.* ..        3,455
    600  Whole Foods Market, Inc.* ...       40,278
  1,000  Williams-Sonoma, Inc.* ......       34,770
  2,100  Winn-Dixie Stores, Inc. .....       20,895
    100  World Fuel Services
           Corporation ...............        3,395
    500  Yankee Candle Company, Inc.*        13,665
    300  Zale Corporation* ...........       15,960
    100  Zany Brainy, Inc.*# .........            0
                                       ------------
                                          8,688,343
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Schools - 0.2%
  1,825  Apollo Group, Inc., Class A*  $    124,100
  1,000  Career Education Corporation*       40,070
    700  Corinthian Colleges, Inc.* ..       38,892
    600  DeVRY, Inc.* ................       15,078
    300  eCollege.com, Inc.* .........        5,538
    600  Education Management
           Corporation* ..............       18,624
    100  EVCI Career Colleges, Inc.* .          539
    400  ITT Educational Services, Inc.*     18,788
    200  Learning-Tree International,
           Inc.* .....................        3,478
    100  Strayer Education, Inc. .....       10,883
    500  Sylvan Learning Systems,
           Inc.* .....................       14,395
                                       ------------
                                            290,385
                                       ------------

         Steel - 0.1%
  1,700  AK Steel Holding Corporation*        8,670
    950  Allegheny Technologies, Inc.        12,559
    400  Carpenter Technology
           Corporation ...............       11,828
    200  Gibraltar Steel Corporation .        5,030
    200  Material Sciences Corporation*       2,022
    100  Northwest Pipe Company* .....        1,332
    800  Nucor Corporation ...........       44,800
    500  Oregon Steel Mills, Inc.* ...        2,905
    500  Ryerson Tull, Inc. ..........        5,725
    200  Steel Dynamics, Inc.* .......        4,698
  1,100  United States Steel
           Corporation ...............       38,522
  1,400  Worthington Industries, Inc.        25,242
                                       ------------
                                            163,333
                                       ------------

         Telecommunications - 4.2%
  5,930  ADC Telecommunications, Inc.*       17,612
  1,700  Adelphia Communications
           Corporation, Class A* .....          909
  1,200  ADTRAN, Inc. ................       37,200
    700  Advanced Fibre
           Communications, Inc.* .....       14,105
    900  Advanced Radio Telecom
           Corporation*+# ............            0
    300  AirGate PCS, Inc.* ..........          738
    700  Alamosa Holdings, Inc.* .....        2,807


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Telecommunications (continued)
    100  Alaska Communications
           Systems Holdings, Inc.* ... $        474
  3,301  ALLTEL Corporation ..........      153,761
  1,600  American Tower Corporation,
           Class A* ..................       17,312
  1,500  Andrew Corporation* .........       17,265
    400  Applied Innovation, Inc.* ...        2,692
    100  Applied Signal Technology, Inc.      2,301
    300  Arris Group, Inc.* ..........        2,172
  9,281  AT&T Corporation ............      188,404
    600  AT&T Latin America Corporation,
           Class A* ..................           13
 28,497  AT&T Wireless Services, Inc.*      227,691
    400  Autobytel, Inc.* ............        3,632
  1,900  Avanex Corporation* .........        9,481
  5,590  Avaya, Inc.* ................       72,335
 19,400  BellSouth Corporation .......      549,020
  1,100  Boston Communications
           Group, Inc.* ..............       10,219
    600  Captaris, Inc.* .............        3,372
    500  Centillium Communications,
           Inc.* .....................        2,815
  1,600  CenturyTel, Inc. ............       52,192
    550  Choice One
           Communications, Inc.* .....          396
  3,681  CIENA Corporation* ..........       24,442
  2,139  Cincinnati Bell, Inc.* ......       10,802
  3,300  Citizens Communications
           Company* ..................       40,986
    150  COMARCO, Inc.* ..............        1,650
    500  Commonwealth Telephone
           Enterprises, Inc.* ........       18,875
    700  CommScope, Inc.* ............       11,431
  1,931  Comverse Technology, Inc.* ..       33,966
    100  Concerto Software, Inc.* ....        1,198
    600  Concurrent Computer
           Corporation* ..............        2,622
    200  Convergent Communications,
           Inc.*+# ...................            0
    200  Copper Mountain Networks,
           Inc.* .....................        2,154
 13,619  Corning, Inc.* ..............      142,046
  2,200  Covad Communications
           Group, Inc.* ..............        7,920

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Telecommunications (continued)
  1,900  Crown Castle International
           Corporation* .............. $     20,957
    139  D&E Communications, Inc. ....        2,017
    200  Davel Communications, Inc.* .            4
    900  Ditech Communications
           Corporation* ..............       17,190
  1,100  Dobson Communications
           Corporation, Class A* .....        7,227
    300  e.spire Communications, Inc.*#           0
    300  EMS Technologies, Inc.* .....        6,162
  1,100  Global TeleSystems
           Group, Inc.*+# ............            0
    200  GRIC Communications, Inc.* ..        1,080
  1,200  Harmonic, Inc.* .............        8,700
    500  Harris Corporation ..........       18,975
    100  Hickory Tech Corporation ....        1,145
    100  Hungarian Telephone and
           Cable Corporation* ........          986
    500  ICG Communications, Inc.*+# .            0
    200  IDT Corporation* ............        4,430
    500  Inet Technologies, Inc.* ....        6,000
    900  InterDigital Communications
           Corporation* ..............       18,576
    100  Interspeed, Inc.* ...........            1
    200  Leap Wireless International,
           Inc.* .....................            7
  7,300  Level 3 Communications, Inc.*       41,610
    200  Lightbridge, Inc.* ..........        1,820
    187  LightPath Technologies, Inc.,
           Class A* ..................          522
 42,586  Lucent Technologies, Inc.* ..      120,944
    300  MasTec, Inc.* ...............        4,443
    100  Micronetics, Inc.* ..........          721
 25,341  Motorola, Inc. ..............      356,548
    500  Net2Phone, Inc.* ............        3,400
    300  Network Access Solutions
           Corporation* ..............            2
    100  Network Equipment
           Technologies, Inc.* .......        1,100
    400  Network Plus Corporation*# ..            0
  1,300  New Focus, Inc.* ............        6,526
 11,300  Nextel Communications, Inc.,
           Class A* ..................      317,078


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Telecommunications (continued)
  2,600  Nextel Partners, Inc.,
           Class A* .................. $     34,970
    200  Norstan, Inc.* ..............          638
     22  NTL Europe, Inc.* ...........            1
    900  NTL, Inc.* ..................       62,775
    661  Openwave Systems, Inc.* .....        7,271
    200  Optical Cable Corporation* ..        1,420
    700  Pacific Gateway Exchange, Inc.*          1
    600  Peco II, Inc.* ..............          673
    300  Performance Technologies, Inc.*      4,275
    700  Plantronics, Inc.* ..........       22,855
    100  Price Communications
           Corporation* ..............        1,373
  8,400  QUALCOMM, Inc. ..............      453,012
 18,570  Qwest Communications
           International, Inc.* ......       80,222
    400  Raindance Communications, Inc.*      1,100
  1,500  Rhythms NetConnections, Inc.*#           0
 34,791  SBC Communications, Inc. ....      907,001
  1,300  Scientific-Atlanta, Inc. ....       35,490
     60  Sirenza Microdevices, Inc.* .          288
  4,200  Sonus Networks, Inc.* .......       31,752
    125  Sorrento Networks Corporation*         370
  9,500  Sprint Corporation ..........      155,990
 10,200  Sprint Corporation (PCS Group)*     57,324
    195  Stratos Lightwave, Inc.* ....        1,322
    500  Sunrise Telecom, Inc. .......        1,750
  3,100  Sycamore Networks, Inc.* ....       16,244
    600  TALK America Holdings, Inc.*         6,912
    500  Tekelec* ....................        7,775
    570  Telephone & Data Systems, Inc.      35,654
  3,700  Tellabs, Inc.* ..............       31,191
  1,800  Terayon Communication
           Systems, Inc.* ............        8,100
    100  TippingPoint Technologies,
           Inc.* .....................        3,000
  1,300  Touch America Holdings, Inc.*           13
    382  Tumbleweed Communications
           Corporation* ..............        3,201
    600  Tut Systems, Inc.* ..........        3,852
    600  Ulticom, Inc.* ..............        5,790
    670  United Online, Inc.* ........       11,249
    700  United States Cellular
           Corporation* ..............       24,850

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Telecommunications (continued)
 28,986  Verizon Communications, Inc.  $  1,016,829
  1,000  Vodavi Technology, Inc.* ....        5,800
  1,500  Western Wireless Corporation,
           Class A* ..................       27,540
  5,171  Williams Communications
           Group, Inc.+ ..............            1
    100  Wilson Greatbatch
           Technologies, Inc.* .......        4,227
    600  WinStar Communications, Inc.*            1
    900  World Access, Inc. ..........            1
    800  Xeta Technologies, Inc.* ....        4,840
                                       ------------
                                          5,734,124
                                       ------------

         Tires & Rubber - 0.0%**
    300  Bandag, Inc. ................       12,360
  1,100  Cooper Tire & Rubber Company        23,518
  1,900  Goodyear Tire &
           Rubber Company* ...........       14,934
    200  Plymouth Rubber Company, Inc.,
           Class A* ..................          280
                                       ------------
                                             51,092
                                       ------------

         Tobacco - 1.0%
 21,400  Altria Group, Inc. ..........    1,164,588
    832  R.J. Reynolds Tobacco
           Holdings, Inc. ............       48,381
    100  Standard Commercial
           Corporation ...............        2,007
    200  Universal Corporation .......        8,834
  1,700  UST, Inc. ...................       60,673
    666  Vector Group, Ltd. ..........       10,869
                                       ------------
                                          1,295,352
                                       ------------

         Travel & Recreation - 0.8%
    200  Ambassadors Group, Inc.* ....        4,698
    100  Ameristar Casinos, Inc.* ....        2,447
    400  Argosy Gaming Company* ......       10,396
    200  Aztar Corporation* ..........        4,500
    200  Bally Total Fitness
           Holding Corporation* ......        1,400
    220  Bowl America, Inc., Class A .        3,096
    600  Boyd Gaming Corporation* ....        9,684


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Travel & Recreation (continued)
  1,000  Brunswick Corporation ....... $     31,830
    700  Callaway Golf Company .......       11,795
  7,000  Carnival Corporation ........      278,110
    900  Choice Hotels International,
           Inc.* .....................       31,725
    300  Coastcast Corporation* ......          597
    500  Dollar Thrifty Automotive
           Group, Inc.* ..............       12,970
    560  Dover Downs Gaming &
           Entertainment, Inc. .......        5,298
    800  Dover Motorsports, Inc. .....        2,800
  1,000  Extended Stay America, Inc.*        14,480
    255  Gaylord Entertainment Company*       7,612
  1,100  Harrah's Entertainment, Inc.        54,747
  4,265  Hilton Hotels Corporation ...       73,059
    417  K2, Inc.* ...................        6,342
    500  Mandalay Resort Group .......       22,360
  2,500  Marriott International, Inc.,
           Class A ...................      115,500
  1,500  MGM Mirage* .................       56,415
    200  Monarch Casino Resort, Inc.*         2,206
    100  Multimedia Games, Inc.* .....        4,110
    100  Navigant International, Inc.*        1,385
  2,400  Park Place Entertainment
           Corporation* ..............       25,992
    600  Pegasus Solutions, Inc.* ....        6,282
    900  Pinnacle Entertainment, Inc.*        8,388
    500  Priceline.com, Inc.* ........        8,950
    700  Prime Hospitality Corporation*       7,140
    700  Regal Entertainment Group,
           Class A ...................       14,364
  2,100  Royal Caribbean Cruises, Ltd.       73,059
  1,730  Sabre Holdings Corporation ..       37,351
    450  Shuffle Master, Inc.* .......       15,579
    700  Six Flags, Inc.* ............        5,264
    600  Speedway Motorsports, Inc. ..       17,352
  1,973  Starwood Hotels & Resorts
           Worldwide, Inc. ...........       70,969
    900  Station Casinos, Inc. .......       27,567
    100  Vail Resorts, Inc.* .........        1,700
                                       ------------
                                          1,089,519
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
         Trucking & Freight - 0.9%
    100  AMERCO* ..................... $      2,150
    400  Boyd Brothers
           Transportation, Inc.* .....        2,464
    900  C.H. Robinson Worldwide, Inc.       34,119
    100  Celadon Group, Inc.* ........        1,420
    700  CNF, Inc. ...................       23,730
    400  Consolidated Freightways
           Corporation* ..............            2
    500  Covenant Transport, Inc.,
           Class A* ..................        9,505
  1,200  Expeditors International of
           Washington, Inc. ..........       45,192
    150  Forward Air Corporation* ....        4,125
    200  Frozen Food Express
           Industries, Inc.* .........        1,328
    800  Heartland Express, Inc. .....       19,352
    100  Interpool, Inc. .............        1,525
  1,000  J.B. Hunt Transport Services,
           Inc.* .....................       27,010
    450  Knight Transportation, Inc.*        11,542
    400  Landstar System, Inc.* ......       15,216
    450  Marten Transport, Ltd.* .....        6,921
    150  Old Dominion Freight Line,
           Inc.* .....................        5,112
    100  P.A.M. Transportation
           Services, Inc.* ...........        2,133
    100  Quality Distribution, Inc.* .        1,955
    500  Ryder System, Inc. ..........       17,075
    720  Swift Transportation
           Company, Inc.* ............       15,134
    100  U.S. Xpress Enterprises, Inc.,
           Class A* ..................        1,225
 11,800  United Parcel Service, Inc.,
           Class B ...................      879,690
    300  USF Corporation .............       10,257
    200  Wabash National Corporation*         5,860
    750  Werner Enterprises, Inc. ....       14,618
                                       ------------
                                          1,158,660
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $130,955,599) .......  138,454,839
                                       ------------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                            DECEMBER 31, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
PREFERRED STOCK - 0.0%**

         Media - 0.0%**
    190  InterActiveCorp Series A,
           Convertible ............... $     10,925

         Real Estate - 0.0%**
     21  Commercial Net Lease Realty
           9.000% Series A ...........          575
                                       ------------
         TOTAL PREFERRED STOCK
           (Cost $5,364) .............       11,500
                                       ------------
RIGHTS - 0.0%**
    200  Bank United Corporation,
           Contingent Payment Rights*            24
    400  Biotime, Inc. Rights* .......            4
  1,800  Seagate Tax Refund Rights*+#             0
    300  Wiltel Communications, Inc.
           Rights*# ..................            0
                                       ------------
         TOTAL RIGHTS
           (Cost $68) ................           28
                                       ------------

                                           Value
 Shares                                  (Note 1)
 ------                                  --------
WARRANTS - 0.0%**
    211  InterActiveCorp, Series A
           Warrants Expire 02/04/09* . $      2,809
      3  Lodgian, Inc., Class A
           Warrants Expire 11/25/07*+#            0
      8  Lodgian, Inc., Class B
           Warrants Expire 11/25/09*+#            0
     12  Polymer Group, Inc., Class A
           Warrants Expire 03/04/10*+#            0
     13  Polymer Group, Inc., Class B
           Warrants Expire 03/04/10*+#            0
      6  Spectrasite, Inc.,
           Warrants Expire 02/10/10 ..          252
                                       ------------
         TOTAL WARRANTS
           (Cost $21,496) ............        3,061
                                       ------------

TOTAL INVESTMENTS
   (Cost $130,982,527***) ....  101.1%  138,469,428
OTHER ASSETS AND LIABILITIES
   (Net) .....................   (1.1)%  (1,551,036)
                                -----  ------------
NET ASSETS ...................  100.0% $136,918,392
                                =====  ============

 *  Non-income  producing  security.
**  Amount represents less than 0.1% of net assets.
*** Aggregate cost for Federal tax purposes is $137,070,355.
#   Amount represents less than $1.00
+   Fair-valued Securities
ADR American Depository Receipt


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     STATEMENTS OF ASSETS AND LIABILITIES
                                                               DECEMBER 31, 2003

                                                         LARGE           LARGE         SMALL            SMALL         WILSHIRE
                                                        COMPANY         COMPANY       COMPANY          COMPANY          5000
                                                        GROWTH           VALUE         GROWTH           VALUE           INDEX
                                                       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     -------------    -----------    -----------     -----------     ------------
ASSETS:
Investments, at cost (Note 1) ..................     $ 417,538,156    $51,648,016    $ 9,756,825     $18,656,012     $130,982,527
                                                     =============    ===========    ===========     ===========     ============
Investments, at value (Note 1),
   See accompanying schedules ..................     $ 518,754,075    $64,916,301    $11,374,406     $23,478,108     $138,469,428
Cash 1 .........................................        12,959,787      1,579,082         56,848         124,886        1,020,133
Receivable for Portfolio shares sold ...........         1,822,894        210,552          5,971          17,768          236,346
Receivable for investment securities sold ......         2,230,845         33,956             --              --            3,840
Dividends receivable ...........................           529,722         92,802          4,033          28,053          170,055
Variation margin ...............................            14,500             --             --              --               --
Prepaid expenses and other assets ..............            17,340          3,014            361             955            4,825
                                                     -------------    -----------    -----------     -----------     ------------
   Total Assets ................................       536,329,163     66,835,707     11,441,619      23,649,770      139,904,627
                                                     -------------    -----------    -----------     -----------     ------------
LIABILITIES:
Payable for Portfolio shares redeemed ..........         4,054,163        107,104         25,907          25,628        1,914,624
Payable for investment securities purchased ....         5,186,520        399,674             --              --          879,318
Investment advisory fee payable (Note 2) .......           326,323         40,831          2,636           4,894           11,193
Due to Custodian ...............................             6,282         13,899         10,816          10,702           26,138
Distribution and service fees payable
   (Note 3) ....................................            84,247         13,011          6,501           7,468           67,258
Directors' fees payable (Note 2) ...............             7,774            937             94             224            1,480
Administration and Accounting fees payable                  69,043         11,309          4,417           5,240           19,427
Transfer agent fees payable ....................            24,984         12,809          4,283           4,456           14,325
Printing expenses payable ......................            47,360          7,686          1,071           3,289           29,510
Accrued expenses and other payables ............            50,002          7,767          3,092           4,181           22,962
                                                     -------------    -----------    -----------     -----------     ------------
   Total Liabilities ...........................         9,856,698        615,027         58,817          66,082        2,986,235
                                                     -------------    -----------    -----------     -----------     ------------
NET ASSETS .....................................     $ 526,472,465    $66,220,680    $11,382,802     $23,583,688     $136,918,392
                                                     =============    ===========    ===========     ===========     ============

NET ASSETS consist of:
Undistributed net investment income ............                --       $552,754             --         $65,065         $332,614
Accumulated net realized loss on
   investments sold and futures contracts ......     $(112,965,708)    (3,630,020)   $  (302,182)       (351,474)     (20,278,073)
Net unrealized appreciation of investments
   and futures contracts .......................       101,422,681     13,268,285      1,617,581       4,822,096        7,486,901
Par value ......................................           538,458         56,029         10,243          19,048          149,376
Paid-in capital ................................       537,477,034     55,973,632     10,057,160      19,028,953      149,227,574
                                                     -------------    -----------    -----------     -----------     ------------
NET ASSETS .....................................     $ 526,472,465    $66,220,680    $11,382,802     $23,583,688     $136,918,392
                                                     =============    ===========    ===========     ===========     ============

----------------------
1 $320,000 is segregated as collateral on futures contracts for the Large
  Company Growth Portfolio.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                                               DECEMBER 31, 2003


                                                         LARGE           LARGE          SMALL           SMALL         WILSHIRE
                                                        COMPANY         COMPANY        COMPANY         COMPANY          5000
                                                        GROWTH           VALUE         GROWTH           VALUE           INDEX
                                                       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     -------------    -----------    -----------     -----------     ------------
NET ASSETS:
Investment Class shares............................. $ 365,658,299    $35,996,705    $11,224,151     $13,441,224     $107,818,035
                                                     =============    ===========    ===========     ===========     ============
   (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)
Institutional Class shares.......................... $ 160,814,166    $30,223,975    $   158,651     $10,142,464     $ 23,621,105
                                                     =============    ===========    ===========     ===========     ============
   (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)
Qualified Class shares...............................          N/A            N/A            N/A             N/A     $  3,564,618
                                                     =============    ===========    ===========     ===========     ============
   (10,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)
Horace Mann Class shares.............................          N/A            N/A            N/A             N/A     $  1,914,634
                                                     =============    ===========    ===========     ===========     ============
   (10,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares.............................    12,259,050      1,754,406        713,397         688,411       11,759,357
                                                     =============    ===========    ===========     ===========     ============
Institutional Class shares..........................     5,336,790      1,470,869          9,956         518,740        2,573,297
                                                     =============    ===========    ===========     ===========     ============
Qualified Class shares..............................           N/A            N/A            N/A             N/A          389,439
                                                     =============    ===========    ===========     ===========     ============
Horace Mann Class shares............................           N/A            N/A            N/A             N/A          209,149
                                                     =============    ===========    ===========     ===========     ============

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
   price per share.................................. $       29.83    $     20.52    $     15.73     $     19.52     $       9.17
                                                     =============    ===========    ===========     ===========     ============

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
   price per share.................................. $       30.13    $     20.55    $     15.94     $     19.55     $       9.18
                                                     =============    ===========    ===========     ===========     ============

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
   price per share..................................           N/A            N/A            N/A             N/A     $       9.15
                                                     =============    ===========    ===========     ===========     ============

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
   price per share..................................           N/A            N/A            N/A             N/A     $       9.15
                                                     =============    ===========    ===========     ===========     ============

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     STATEMENTS OF OPERATIONS

                                            FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         LARGE           LARGE          SMALL            SMALL         WILSHIRE
                                                        COMPANY         COMPANY        COMPANY          COMPANY          5000
                                                        GROWTH           VALUE          GROWTH           VALUE           INDEX
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     -------------    -----------     -----------     -----------     ------------
INVESTMENT INCOME:
Dividends .......................................     $  4,639,474    $  1,451,906    $     47,037    $    368,883    $  1,788,514
Foreign taxes withheld ..........................           (1,242)           (537)            (75)            (62)           (112)
                                                      ------------    ------------    ------------    ------------    ------------
   Total Income .................................        4,638,232       1,451,369          46,962         368,821       1,788,402
                                                      ------------    ------------    ------------    ------------    ------------

EXPENSES:
Investment advisory fee (Note 2) ................        3,008,304         472,738          75,765         179,925         104,876
Distribution and service fees (Note 3) ..........          991,957         102,512          26,922          33,956         265,685
Administration and Accounting fees
   (Note 2) .....................................          645,830         128,440          51,227          58,751         188,313
Transfer agent fees (Note 2) ....................          268,096         105,616          47,295          51,155         143,009
Printing fees ...................................          195,216          33,487           3,322           7,299          74,431
Legal and Audit fees ............................          173,623          24,673           2,060           7,858          36,580
Custodian fees (Note 2) .........................           72,590          41,302          32,738          34,715          88,149
Directors' fees and expenses (Note 2) ...........           64,533           9,041             811           2,379          15,639
Registration and filing fees ....................           41,672          28,680          24,937          31,134          41,245
Other ...........................................           54,836          21,166          11,684          14,228         100,157
                                                      ------------    ------------    ------------    ------------    ------------
   Subtotal .....................................        5,516,657         967,655         276,761         421,400       1,058,084

Fees waived by investment adviser
   (Note 2) .....................................         (391,067)        (71,325)        (53,481)       (127,006)             --
Custody earnings credits (Note 2) ...............          (45,213)         (4,613)           (515)             --          (5,328)
                                                      ------------    ------------    ------------    ------------    ------------
     Total net expenses .........................        5,080,377         891,717         222,765         294,394       1,052,756
                                                      ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) ....................         (442,145)        559,652        (175,803)         74,427         735,646
                                                      ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS
   AND FUTURES CONTRACTS
   (Notes 1 and 4) Net realized gain/(loss) from:
   Investments ..................................       11,825,420       2,932,752       1,542,552       3,275,363      (3,084,255)
   Futures contracts ............................          283,585              --              --              --              --
Net change in unrealized appreciation
   on investments and futures contracts .........       84,625,803      12,670,183       1,296,775       2,699,675      31,484,991
                                                      ------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS AND
   FUTURES CONTRACTS ............................       96,734,808      15,602,935       2,839,327       5,975,038      28,400,736
                                                      ------------    ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ....................     $ 96,292,663    $ 16,162,587    $  2,663,524    $  6,049,465    $ 29,136,382
                                                      ============    ============    ============    ============    ============

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC..                        [GRAPHIC OMITTED] TREES
     STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         LARGE           LARGE          SMALL            SMALL         WILSHIRE
                                                        COMPANY         COMPANY        COMPANY          COMPANY          5000
                                                        GROWTH           VALUE          GROWTH           VALUE           INDEX
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                      ------------  ------------      -----------    -----------     ------------
Operations:
Net investment income/(loss) .......                  $   (442,145) $    559,652      $  (175,803)   $    74,427     $    735,646
Net realized gain/(loss) on investments
   and futures contracts ...........                    12,109,005     2,932,752        1,542,552      3,275,363       (3,084,255)
Net change in unrealized appreciation
    on investments and futures contracts                84,625,803    12,670,183        1,296,775      2,699,675       31,484,991
                                                      ------------  ------------      -----------    -----------     ------------
Net increase in net assets resulting
   from operations..................                    96,292,663    16,162,587        2,663,524      6,049,465       29,136,382

Distributions to shareholders from:
Net investment income:
   Investment Class shares..........                            --      (138,785)              --        (28,976)        (390,699)
   Institutional Class shares.......                      (393,682)     (167,538)              --        (46,501)        (136,762)
   Qualified Class shares...........                           N/A           N/A              N/A            N/A          (11,232)
   Horace Mann Class shares.........                           N/A           N/A              N/A            N/A           (5,750)
                                                      ------------  ------------      -----------    -----------     ------------
Total distributions to shareholders.                      (393,682)     (306,323)              --        (75,477)        (544,443)

Capital Stock Transactions: (Dollars)
Investment Class shares:
   Shares sold......................                   134,668,787     8,398,007        5,743,438      4,444,472       43,375,245
   Shares issued as reinvestment
     of dividends...................                            --       135,751               --         28,534          378,963
   Shares redeemed..................                   (81,411,765)   (5,302,778)      (4,197,766)   (10,265,092)     (21,924,314)
                                                      ------------  ------------      -----------    -----------     ------------
Total Investment Class shares.......                    53,257,022     3,230,980        1,545,672     (5,792,086)      21,829,894
                                                      ------------  ------------      -----------    -----------     ------------
Institutional Class shares:
   Shares sold......................                    82,549,121     6,082,075           13,866        281,777        5,778,301
   Shares issued as reinvestment
     of dividends...................                       316,235        71,946               --         46,381          135,442
   Shares redeemed..................                   (31,897,915)  (18,281,673)        (178,267)    (2,455,762)      (2,250,090)
                                                      ------------  ------------      -----------    -----------     ------------
Total Institutional Class shares....                    50,967,441   (12,127,652)        (164,401)    (2,127,604)       3,663,653
                                                      ------------  ------------      -----------    -----------     ------------
Qualified Class shares:
   Shares sold......................                           N/A           N/A              N/A            N/A        2,108,996
   Shares issued as reinvestment
     of dividends...................                           N/A           N/A              N/A            N/A           11,232
   Shares redeemed..................                           N/A           N/A              N/A            N/A         (980,222)
                                                      ------------  ------------      -----------    -----------     ------------
Total Qualified Class shares........                           N/A           N/A              N/A            N/A        1,140,006
                                                      ------------  ------------      -----------    -----------     ------------
Horace Mann Class shares:
   Shares sold......................                           N/A           N/A              N/A            N/A          288,083
   Shares issued as reinvestment
     of dividends...................                           N/A           N/A              N/A            N/A            5,713
   Shares redeemed..................                           N/A           N/A              N/A            N/A         (200,447)
                                                      ------------  ------------      -----------    -----------     ------------
Total Horace Mann Class shares......                           N/A           N/A              N/A            N/A           93,349
                                                      ------------  ------------      -----------    -----------     ------------
Net increase/(decrease) in net assets from
   Capital Stock transactions.......                   104,224,463    (8,896,672)       1,381,271     (7,919,690)      26,726,902
                                                      ------------  ------------      -----------    -----------     ------------
Net increase/(decrease) in net assets                 $200,123,444  $  6,959,592      $ 4,044,795    $(1,945,702)    $ 55,318,841
                                                      ------------  ------------      -----------    -----------     ------------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC..                        [GRAPHIC OMITTED] TREES
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)

                                            FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         LARGE         LARGE             SMALL          SMALL          WILSHIRE
                                                        COMPANY       COMPANY           COMPANY        COMPANY           5000
                                                        GROWTH         VALUE             GROWTH         VALUE            INDEX
                                                       PORTFOLIO     PORTFOLIO          PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                      ------------  ------------      -----------   ------------     ------------
NET ASSETS:
Beginning of year..................                   $326,349,021  $ 59,261,088      $ 7,338,007   $ 25,529,390     $ 81,599,551
                                                      ------------  ------------      -----------   ------------     ------------
End of year........................                   $526,472,465  $ 66,220,680      $11,382,802   $ 23,583,688     $136,918,392
                                                      ============  ============      ===========   ============     ============
Undistributed net investment
   income/(loss)....................                            --  $    552,754               --   $     65,065     $    332,614
                                                      ============  ============      ===========   ============     ============

Capital Share Transactions:
Investment Class shares:
   Shares sold......................                     5,067,938       470,566          404,562        263,158        5,623,645
   Shares issued as reinvestment
     of dividends...................                            --         6,632               --          1,440           41,373
   Shares redeemed..................                    (3,148,078)     (302,628)        (305,085)      (709,333)      (2,811,694)
                                                      ------------  ------------      -----------   ------------     ------------
Net increase/(decrease) in Investment
   Class shares outstanding.........                     1,919,860       174,570           99,477       (444,735)       2,853,324
                                                      ============  ============      ===========   ============     ============
Institutional Class shares:
   Shares sold......................                     3,102,234       352,045            1,222         16,250          685,817
   Shares issued as reinvestment
     of dividends...................                        10,503         3,510               --          2,338           14,770
   Shares redeemed..................                    (1,238,451)     (999,931)         (16,254)      (146,943)        (273,671)
                                                      ------------  ------------      -----------   ------------     ------------
Net increase/(decrease) in Institutional
   Class shares outstanding.........                     1,874,286      (644,376)         (15,032)      (128,355)         426,916
                                                      ============  ============      ===========   ============     ============
Qualified Class shares:
   Shares sold......................                           N/A           N/A              N/A            N/A          265,578
   Shares issued as reinvestment
     of dividends...................                           N/A           N/A              N/A            N/A            1,227
   Shares redeemed..................                           N/A           N/A              N/A            N/A         (121,335)
                                                      ------------  ------------      -----------   ------------     ------------
Net increase in Qualified Class shares
   outstanding......................                           N/A           N/A              N/A            N/A          145,470
                                                      ============  ============      ===========   ============     ============

Horace Mann Class shares:
   Shares sold......................                           N/A           N/A              N/A            N/A           37,126
   Shares issued as reinvestment
     of dividends...................                           N/A           N/A              N/A            N/A              624
   Shares redeemed..................                           N/A           N/A              N/A            N/A          (26,211)
                                                      ------------  ------------      -----------   ------------     ------------
Net increase in Horace Mann Class
   shares outstanding...............                           N/A           N/A              N/A            N/A           11,539
                                                      ============  ============      ===========   ============     ============


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC..                        [GRAPHIC OMITTED] TREES
     STATEMENTS OF CHANGES IN NET ASSETS


                               FOR THE FOUR MONTH PERIOD ENDED DECEMBER 31, 2002

                                                         LARGE          LARGE            SMALL          SMALL          WILSHIRE
                                                        COMPANY        COMPANY          COMPANY        COMPANY           5000
                                                        GROWTH          VALUE           GROWTH          VALUE            INDEX
                                                       PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                      ------------  ------------      -----------    -----------     ------------
Operations:
Net investment income/(loss)........                  $    394,162  $    306,418      $ (  46,277)   $    75,488      $   176,525
Net realized loss on investments
   sold during the period...........                   (22,450,295)   (2,072,834)        (872,217)    (1,799,121)      (1,655,687)
Net change in unrealized appreciation/
   (depreciation) of investments
   during the period................                    13,680,052    (3,337,520)         501,075        647,145       (1,165,141)
                                                      ------------  ------------      -----------    -----------      -----------
Net decrease in net assets
   resulting from operations........                    (8,376,081)   (5,103,936)        (417,419)    (1,076,488)      (2,644,303)

Distributions to shareholders from:
Net investment income:
   Investment Class shares..........                      (449,004)     (375,892)              --       (281,336)        (456,393)
   Institutional Class shares.......                      (443,700)     (597,659)              --       (175,142)        (158,294)
   Qualified Class shares...........                           N/A           N/A              N/A            N/A           (7,945)
   Horace Mann Class shares.........                           N/A           N/A              N/A            N/A           (9,386)
                                                      ------------  ------------      -----------    -----------      -----------
Total distributions to shareholders.                      (892,704)     (973,551)              --       (456,478)        (632,018)

Capital Share Transactions: (Dollars)
Investment Class shares:
   Shares sold......................                    29,620,709     3,619,421          592,476      5,270,657       11,178,292
   Shares issued as reinvestment of dividends              436,485       364,383               --        253,602          444,597
   Shares redeemed..................                   (28,559,703)   (6,058,618)        (549,343)    (8,409,239)      (5,416,867)
                                                      ------------  ------------      -----------    -----------      -----------
Total Investment Class shares.......                     1,497,491    (2,074,814)          43,133     (2,884,980)       6,206,022
                                                      ------------  ------------      -----------    -----------      -----------
Institutional Class shares:
   Shares sold......................                    15,333,539     1,756,132           12,800         57,131          509,976
   Shares issued as reinvestment of dividends              422,708       550,343               --        173,444          156,494
   Shares redeemed..................                   (15,235,624)   (2,157,380)      (2,958,092)      (178,723)      (4,706,055)
                                                      ------------  ------------      -----------    -----------      -----------
Total Institutional Class shares....                       520,623       149,095       (2,945,292)        51,852       (4,039,585)
                                                      ------------  ------------      -----------    -----------      -----------
Qualified Class shares:
   Shares sold......................                           N/A           N/A              N/A            N/A          207,550
   Shares issued as reinvestment of dividends                  N/A           N/A              N/A            N/A            7,944
   Shares redeemed..................                           N/A           N/A              N/A            N/A         (497,100)
                                                      ------------  ------------      -----------    -----------      -----------
Total Qualified Class shares........                           N/A           N/A              N/A            N/A         (281,606)
                                                      ------------  ------------      -----------    -----------      -----------
Horace Mann Class shares:
   Shares sold......................                           N/A           N/A              N/A            N/A          144,600
   Shares issued as reinvestment of dividends                  N/A           N/A              N/A            N/A            9,298
   Shares redeemed..................                           N/A           N/A              N/A            N/A         (100,713)
                                                      ------------  ------------      -----------    -----------      -----------
Total Horace Mann Class shares......                           N/A           N/A              N/A            N/A           53,185
                                                      ------------  ------------      -----------    -----------      -----------
Net increase/(decrease) in net assets from
   Capital Stock transactions.......                     2,018,114    (1,925,719)      (2,902,159)    (2,833,128)       1,938,016
                                                      ------------  ------------      -----------    -----------      -----------
Net decrease in net assets..........                    (7,250,671)   (8,003,206)      (3,319,578)    (4,366,094)      (1,338,305)
                                                      ------------  ------------      -----------    -----------      -----------


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC..                        [GRAPHIC OMITTED] TREES
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)

                               FOR THE FOUR MONTH PERIOD ENDED DECEMBER 31, 2002

                                                         LARGE           LARGE          SMALL           SMALL         WILSHIRE
                                                        COMPANY         COMPANY        COMPANY         COMPANY          5000
                                                        GROWTH           VALUE         GROWTH           VALUE           INDEX
                                                       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     -------------    -----------    -----------     -----------     ------------
NET ASSETS:
Beginning of period.................                  $333,599,692   $67,264,294   $10,657,585       $29,895,484      $82,937,856
                                                      ------------   -----------   -----------       -----------      -----------
End of period.......................                  $326,349,021   $59,261,088   $ 7,338,007       $25,529,390      $81,599,551
                                                      ============   ===========   ===========       ===========      ===========
Undistributed net investment income.                  $    393,868   $   306,544   $        --       $    75,560      $   177,185
                                                      ============   ===========   ===========       ===========      ===========

Capital Share Transactions:
Investment Class shares:
Shares sold.........................                     1,231,897       221,399        51,627           363,124        1,561,122
Shares issued as reinvestment
   of dividends.....................                        18,496        22,760            --            17,784           62,708
Shares redeemed.....................                    (1,207,152)     (377,612)      (47,826)         (617,817)        (763,621)
                                                      ------------   -----------   -----------       -----------      -----------
Net increase/(decrease) in Investment
   Class shares outstanding.........                        43,241      (133,453)        3,801          (236,909)         860,209
                                                      ============   ===========   ===========       ===========      ===========
Institutional Class shares:
Shares sold.........................                       634,259       107,864         1,118             4,046           70,919
Shares issued as reinvestment
   of dividends.....................                        17,746        34,332            --            12,146           22,073
Shares redeemed.....................                      (627,280)     (132,356)     (258,798)          (13,135)        (645,406)
                                                      ------------   -----------   -----------       -----------      -----------
Net increase/(decrease) in Institutional
   Class shares outstanding.........                        24,725         9,840      (257,680)            3,057         (552,414)
                                                      ============   ===========   ===========       ===========      ===========
Qualified Class shares:
Shares sold.........................                           N/A           N/A           N/A               N/A           29,175
Share issued as reinvestment
   of dividends.....................                           N/A           N/A           N/A               N/A            1,122
Shares redeemed.....................                           N/A           N/A           N/A               N/A          (67,780)
                                                      ------------   -----------   -----------       -----------      -----------
Net decrease in Qualified Class
   shares outstanding...............                           N/A           N/A           N/A               N/A          (37,483)
                                                      ============   ===========   ===========       ===========      ===========
Horace Mann Class shares:
Shares sold.........................                           N/A           N/A           N/A               N/A           20,534
Shares issued as reinvestment
   of dividends.....................                           N/A           N/A           N/A               N/A            1,313
Shares redeemed.....................                           N/A           N/A           N/A               N/A          (14,182)
                                                      ------------   -----------   -----------       -----------      -----------
Net increase in Horace Mann
   Class shares outstanding.........                           N/A           N/A           N/A               N/A            7,665
                                                      ============   ===========   ===========       ===========      ===========


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC..                        [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INVESTMENT CLASS SHARES
                                                        -------------------------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD               YEAR ENDED AUGUST 31,
                                                          ENDED        ENDED      -----------------------------------------------
                                                        12/31/03     12/31/02 1     2002         2001         2000         1999
                                                        --------     --------     --------     --------     --------     --------
Net asset value, beginning of period......              $  23.59     $  24.22     $  29.12     $  46.36     $  36.37     $  26.09
                                                        --------     --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)..............                 (0.05)***     0.02***      0.04***     (0.08)***    (0.12)***    (0.05)
Net realized and unrealized gain/(loss)
  on investments..........................                  6.29        (0.61)       (4.86)      (16.65)       10.55        12.30
                                                        --------     --------     --------     --------     --------     --------
Total from investment operations..........                  6.24        (0.59)       (4.82)      (16.73)       10.43        12.25
                                                        --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income......                    --        (0.04)          --           --           --        (0.02)
Distributions from capital gains..........                    --           --        (0.08)       (0.51)       (0.44)       (1.95)
                                                        --------     --------     --------     --------     --------     --------
Total distributions.......................                    --        (0.04)       (0.08)       (0.51)       (0.44)       (1.97)
                                                        --------     --------     --------     --------     --------     --------
Net asset value, end of period............              $  29.83     $  23.59     $  24.22     $  29.12     $  46.36     $  36.37
                                                        ========     ========     ========     ========     ========     ========
Total return 2............................                 26.45%       (2.42)%**   (16.61)%     (36.33)%      28.84%       48.46%
                                                        ========     ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......              $365,658     $243,890     $249,328     $354,633     $656,711     $454,853
Operating expenses excluding custody
  earnings credit.........................                  1.37%        0.95%*       0.90%        0.84%        0.84%        0.95%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........                  1.36%        0.95%*       0.89%        0.83%        0.83%        0.90%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........                  1.47%        1.45%*       0.90%        0.84%        0.84%        0.95%
Net investment income including reimbursement/
  waiver/custody earnings credit..........                 (0.20)%       0.28%*       0.14%       (0.23)%      (0.28)%      (0.11)%
Portfolio turnover rate...................                    93%          21%**        47%          43%          50%          35%

------------------------------------------------------------------------------------------------------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding  method for the period.
1   The Funds fiscal year-end changed from August 31 to December 31, effective
    December 31, 2002.
2   Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                                       88


     WILSHIRE MUTUAL FUNDS, INC..                        [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                                              INSTITUTIONAL CLASS SHARES
                                                        -------------------------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD               YEAR ENDED AUGUST 31,
                                                          ENDED        ENDED      -----------------------------------------------
                                                        12/31/03     12/31/02 1     2002         2001         2000         1999
                                                        --------     --------     --------     --------     --------     --------
Net asset value, beginning of period......              $  23.81     $  24.51     $ 29.39      $ 46.63      $ 36.47      $ 26.12
                                                        --------     --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................                  0.03***      0.05***      0.12***      0.03***      0.01***      0.03
Net realized and unrealized gain/(loss)
  on investments..........................                  6.36        (0.62)       (4.92)      (16.76)       10.59        12.31
                                                        --------     --------     --------     --------     --------     --------
Total from investment operations..........                  6.39        (0.57)       (4.80)      (16.73)       10.60        12.34
                                                        --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income......                 (0.07)       (0.13)          --           --           --        (0.04)
Distributions from capital gains..........                    --           --        (0.08)       (0.51)       (0.44)       (1.95)
                                                        --------     --------     --------     --------     --------     --------
Total distributions.......................                 (0.07)       (0.13)       (0.08)       (0.51)       (0.44)       (1.99)
                                                        --------     --------     --------     --------     --------     --------
Net asset value, end of period............              $  30.13     $  23.81     $  24.51     $  29.39     $  46.63     $  36.47
                                                        ========     ========     ========     ========     ========     ========
Total return 2............................                 26.85%       (2.32)%**   (16.39)%     (36.12)%      29.23%       48.81%
                                                        ========     ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......              $160,814     $ 82,459     $ 84,271     $108,794     $149,043     $ 72,773
Operating expenses excluding custody
  earnings credit.........................                  1.05%        0.64%*       0.59%        0.52%        0.53%        0.67%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........                  1.04%        0.64%*       0.58%        0.51%        0.52%        0.62%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........                  1.15%        1.14%*       0.59%        0.52%        0.53%        0.67%
Net investment income including reimbursement/
  waiver/custody earnings credit..........                  0.12%        0.59%*       0.45%        0.09%        0.03%        0.18%
Portfolio turnover rate...................                    93%          21%**        47%          43%          50%          35%

------------------------------------------------------------------------------------------------------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1   The Funds fiscal year-end changed from August 31 to December 31, effective
    December 31, 2002.
2   Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                                       89


     WILSHIRE MUTUAL FUNDS, INC..                        [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INVESTMENT CLASS SHARES
                                                        -------------------------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD               YEAR ENDED AUGUST 31,
                                                          ENDED        ENDED      -----------------------------------------------
                                                        12/31/03     12/31/02 1     2002         2001         2000         1999
                                                        --------     --------     --------     --------     --------     --------
Net asset value, beginning of period......              $  16.03     $  17.59     $  21.09     $  19.91     $  21.02     $  19.29
                                                        --------     --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................                  0.13***      0.08***      0.21***      0.27***      0.28***      0.28
Net realized and unrealized gain/(loss)
  on investments..........................                  4.44        (1.40)       (2.41)        1.09        (0.02)        3.32
                                                        --------     --------     --------     --------     --------     --------
Total from investment operations..........                  4.57        (1.32)       (2.20)        1.36         0.26         3.60
                                                        --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income......                 (0.08)       (0.24)       (0.27)       (0.18)       (0.31)       (0.33)
Distributions from capital gains..........                    --           --        (1.03)          --        (1.06)       (1.54)
                                                        --------     --------     --------     --------     --------     --------
Total distributions.......................                 (0.08)       (0.24)       (1.30)       (0.18)       (1.37)       (1.87)
                                                        --------     --------     --------     --------     --------     --------
Net asset value, end of period............              $  20.52     $  16.03     $  17.59     $  21.09     $  19.91     $  21.02
                                                        ========     ========     ========     ========     ========     ========
Total return 2............................                 28.51%       (7.49)%**   (10.94)%       6.81%        1.71%       18.78%
                                                        ========     ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......              $ 35,997     $ 25,327     $ 30,131     $ 31,455     $ 21,490     $ 19,814
Operating expenses excluding custody
  earnings credit.........................                  1.56%        1.17%*       1.04%        0.98%        1.01%        1.06%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........                  1.55%        1.16%*       1.03%        0.95%        0.98%        1.04%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........                  1.67%        1.67%*       1.04%        0.98%        1.01%        1.06%
Net investment income including reimbursement/
  waiver/custody earnings credit..........                  0.75%        1.39%*       1.06%        1.28%        1.51%        1.58%
Portfolio turnover rate...................                   103%          19%**        72%          77%         110%          57%

------------------------------------------------------------------------------------------------------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1   The Funds fiscal year-end changed from August 31 to December 31, effective
    December 31, 2002.
2   Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                                       90


     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               INSTITUTIONAL CLASS SHARES
                                                        -------------------------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD               YEAR ENDED AUGUST 31,
                                                          ENDED        ENDED      -----------------------------------------------
                                                        12/31/03     12/31/02 1     2002         2001         2000         1999
                                                        --------     --------     --------     --------     --------     --------
Net asset value, beginning of period......              $  16.04     $  17.64     $  21.14     $  19.93     $  21.04     $  19.29
                                                        --------     --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................                  0.18***      0.09***      0.26***      0.33***      0.33***      0.37
Net realized and unrealized gain/(loss)
  on investments..........................                  4.44        (1.40)       (2.41)        1.08        (0.01)        3.28
                                                        --------     --------     --------     --------     --------     --------
Total from investment operations..........                  4.62        (1.31)       (2.15)        1.41         0.32         3.65
                                                        --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income......                 (0.11)       (0.29)       (0.32)       (0.20)       (0.37)       (0.36)
Distributions from capital gains..........                    --           --        (1.03)          --        (1.06)       (1.54)
                                                        --------     --------     --------     --------     --------     --------
Total distributions.......................                 (0.11)       (0.29)       (1.35)       (0.20)       (1.43)       (1.90)
                                                        --------     --------     --------     --------     --------     --------
Net asset value, end of period............              $  20.55     $  16.04     $  17.64     $  21.14     $  19.93     $  21.04
                                                        ========     ========     ========     ========     ========     ========
Total return 2............................                 28.83%       (7.44)%**   (10.71)%       7.08%        2.06%       19.05%
                                                        ========     ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......              $ 30,224     $ 33,934     $ 37,133     $ 54,525     $ 58,566     $ 56,719
Operating expenses excluding custody
  earnings credit.........................                  1.31%        0.94%*       0.79%        0.71%        0.74%        0.79%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........                  1.30%        0.93%*       0.78%        0.68%        0.71%        0.77%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........                  1.42%        1.44%*       0.79%        0.71%        0.74%        0.79%
Net investment income including reimbursement/
  waiver/custody earnings credit..........                  1.00%        1.62%*       1.31%        1.55%        1.78%        1.86%
Portfolio turnover rate...................                   103%          19%**        72%          77%         110%          57%

------------------------------------------------------------------------------------------------------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1   The Funds fiscal year-end changed from August 31 to December 31, effective
    December 31, 2002.
2   Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                                       91


     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               INVESTMENT CLASS SHARES
                                                       -------------------------------------------------------------------------
                                                                   FOUR MONTH
                                                         YEAR        PERIOD               YEAR ENDED AUGUST 31,
                                                         ENDED        ENDED      -----------------------------------------------
                                                       12/31/03     12/31/02 1     2002         2001         2000         1999
                                                       --------     --------     --------     --------     --------     --------
Net asset value, beginning of period......             $  11.48     $  11.89     $  12.91     $  17.80     $  13.34     $  11.78
                                                       --------     --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.......................                (0.26)***    (0.06)***    (0.19)***    (0.21)***    (0.21)***    (0.57)***
Net realized and unrealized gain/(loss)
  on investments..........................                 4.51        (0.35)       (0.83)       (2.23)        4.67         3.01
                                                       --------     --------     --------     --------     --------     --------
Total from investment operations..........                 4.25        (0.41)       (1.02)       (2.44)        4.46         2.44
                                                       --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Distributions from capital gains..........                   --           --           --        (2.45)          --        (0.88)
                                                       --------     --------     --------     --------     --------     --------
Total distributions.......................                   --           --           --        (2.45)          --        (0.88)
                                                       --------     --------     --------     --------     --------     --------
Net asset value, end of period............             $  15.73     $  11.48     $  11.89     $  12.91     $  17.80     $  13.34
                                                       ========     ========     ========     ========     ========     ========
Total return 2............................                37.02%       (3.45)%**    (7.90)%     (13.87)%      33.43%       20.79%
                                                       ========     ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......             $ 11,224     $  7,048     $  7,253     $  6,894     $  8,871     $  8,907
Operating expenses excluding custody
  earnings credit.........................                 2.51%        2.54%*       1.85%        1.75%        1.56%        1.50%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........                 2.51%        2.53%*       1.83%        1.72%        1.52%        1.46%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........                 3.11%        3.14%*       1.90%        1.90%        1.71%        1.65%
Net investment income including reimbursement/
  waiver/custody earnings credit..........                (1.98)%      (1.67)%*     (1.50)%      (1.50)%      (1.36)%      (1.20)%
Portfolio turnover rate...................                  162%          35%**        84%          91%         127%        153%

------------------------------------------------------------------------------------------------------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1   The Funds fiscal year-end changed from August 31 to December 31, effective
    December 31, 2002.
2   Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                                       92


     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               INSTITUTIONAL CLASS SHARES
                                                        -------------------------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD               YEAR ENDED AUGUST 31,
                                                          ENDED        ENDED      -----------------------------------------------
                                                        12/31/03     12/31/02 1     2002         2001         2000         1999
                                                        --------     --------     --------     --------     --------     --------
Net asset value, beginning of period......              $  11.61     $  12.04     $  13.04     $  17.91     $  13.38     $  11.79
                                                        --------     --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.......................                 (0.23)***    (0.06)***    (0.16)***    (0.17)***    (0.17)***    (0.54)
Net realized and unrealized gain/(loss)
  on investments..........................                  4.56        (0.37)       (0.84)       (2.25)        4.70         3.01
                                                        --------     --------     --------     --------     --------     --------
Total from investment operations..........                  4.33        (0.43)       (1.00)       (2.42)        4.53         2.47
                                                        --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Distributions from capital gains..........                    --           --           --        (2.45)          --        (0.88)
                                                        --------     --------     --------     --------     --------     --------
Total distributions.......................                    --           --           --        (2.45)          --        (0.88)
                                                        --------     --------     --------     --------     --------     --------
Net asset value, end of period............              $  15.94     $  11.61     $  12.04     $  13.04     $  17.91     $  13.38
                                                        ========     ========     ========     ========     ========     ========
Total return 2............................                 37.30%       (3.57)%**    (7.67)%     (13.66)%      33.86%       21.04%
                                                        ========     ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......              $    159     $    290     $  3,404     $  5,818     $  6,802     $  5,011
Operating expenses excluding custody
  earnings credit.........................                  2.28%        2.27%*       1.57%        1.47         1.28%        1.31%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........                  2.28%        2.26%*       1.55%        1.44%        1.24%        1.27%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........                  2.88%        2.87%*       1.62%        1.62%        1.43%        1.46%
Net investment income including reimbursement/
  waiver/custody earnings credit..........                 (1.75)%      (1.40)%*     (1.22)%      (1.22)%      (1.08)%      (1.01)%
Portfolio turnover rate...................                   162%          35%**        84%          91%         127%         153%
------------------------------------------------------------------------------------------------------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1   The Funds fiscal year-end changed from August 31 to December 31, effective
    December 31, 2002.
2   Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

                                       93


     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INVESTMENT CLASS SHARES
                                                        -------------------------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD               YEAR ENDED AUGUST 31,
                                                          ENDED        ENDED      -----------------------------------------------
                                                        12/31/03     12/31/02 1     2002         2001         2000         1999
                                                        --------     --------     --------     --------     --------     --------
Net asset value, beginning of period......              $  14.34     $  14.84     $  15.53     $  12.31     $  13.60     $  13.77
                                                        --------     --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................                  0.04***      0.04***      0.16***      0.17***      0.18***      0.09
Net realized and unrealized gain/(loss)
  on investments..........................                  5.18        (0.29)       (0.71)        3.17        (0.98)        0.79
                                                        --------     --------     --------     --------     --------     --------
Total from investment operations..........                  5.22        (0.25)       (0.55)        3.34        (0.80)        0.88
                                                        --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income......                 (0.04)       (0.25)       (0.14)       (0.12)       (0.24)       (0.19)
Distributions from capital gains..........                    --           --           --           --        (0.25)       (0.86)
                                                        --------     --------     --------     --------     --------     --------
Total distributions.......................                 (0.04)       (0.25)       (0.14)       (0.12)       (0.49)       (1.05)
                                                        --------     --------     --------     --------     --------     --------
Net asset value, end of period............              $  19.52     $  14.34     $  14.84     $  15.53     $  12.31     $  13.60
                                                        ========     ========     ========     ========     ========     ========
Total return 2............................                 36.41%       (1.66)%**    (3.59)%      27.28%       (5.83)%       6.20%
                                                        ========     ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......              $ 13,441     $ 16,245     $ 20,325     $ 24,342      $ 7,332     $ 26,395
Operating expenses excluding custody
  earnings credit.........................                  1.52%        1.54%*       1.16%        1.24%        1.17%        1.08%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........                  1.52%        1.53%*       1.14%        1.18%        1.15%        1.02%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........                  2.12%        2.14%*       1.21%        1.39%        1.32%        1.23%
Net investment income including reimbursement/
  waiver/custody earnings credit..........                  0.22%        0.82%*       1.02%        1.24%        1.51%        1.71%
Portfolio turnover rate...................                   124%          43%**       117%          95%          94%         113%

------------------------------------------------------------------------------------------------------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1   The Funds fiscal year-end changed from August 31 to December 31, effective
    December 31, 2002.
2   Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

                                       94


     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              INSTITUTIONAL CLASS SHARES
                                                        -------------------------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD               YEAR ENDED AUGUST 31,
                                                          ENDED        ENDED      -----------------------------------------------
                                                        12/31/03     12/31/02 1     2002         2001         2000         1999
                                                        --------     --------     --------     --------     --------     --------
Net asset value, beginning of period......              $  14.35     $  14.86     $  15.53     $  12.31     $  13.61     $  13.76
                                                        --------     --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................                  0.08***      0.05***      0.20***      0.21***      0.21***      0.14
Net realized and unrealized gain/(loss)
  on investments..........................                  5.21        (0.28)       (0.71)        3.16        (0.99)        0.77
                                                        --------     --------     --------     --------     --------     --------
Total from investment operations..........                  5.29        (0.23)       (0.51)        3.37        (0.78)        0.91
                                                        --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income......                 (0.09)       (0.28)       (0.16)       (0.15)       (0.27)       (0.20)
Distributions from capital gains..........                    --           --           --           --        (0.25)       (0.86)
                                                        --------     --------     --------     --------     --------     --------
Total distributions.......................                 (0.09)       (0.28)       (0.16)       (0.15)       (0.52)       (1.06)
                                                        --------     --------     --------     --------     --------     --------
Net asset value, end of period............              $  19.55     $  14.35     $  14.86     $  15.53     $  12.31     $  13.61
                                                        ========     ========     ========     ========     ========     ========
Total return 2............................                 36.86%       (1.57)%**    (3.34)%      27.51%       (5.61)%       6.43%
                                                        ========     ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......              $ 10,142     $  9,285     $  9,570     $ 14,791     $ 11,739     $ 11,627
Operating expenses excluding custody
  earnings credit.........................                  1.23%        1.28%*       0.92%        1.00%        0.95%        0.85%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........                  1.23%        1.27%*       0.90%        0.94%        0.93%        0.79%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........                  1.83%        1.88%*       0.97%        1.15%        1.10%        1.00%
Net investment income including reimbursement/
  waiver/custody earnings credit..........                  0.51%        1.08%*       1.26%        1.48%        1.73%        1.94%
Portfolio turnover rate...................                   124%          43%**       117%          95%          94%         113%
------------------------------------------------------------------------------------------------------------------------------------

*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INVESTMENT CLASS SHARES
                                                        -------------------------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD            YEAR ENDED AUGUST 31,             PERIOD
                                                          ENDED        ENDED      ----------------------------------       ENDED
                                                        12/31/03     12/31/02 1     2002         2001         2000      8/31/99 3
                                                        --------     --------     --------     --------     --------    ---------
Net asset value, beginning of period.                   $   7.10     $   7.39     $   8.93     $  12.23     $  10.32     $  10.00
                                                        --------     --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income................                       0.05***      0.01***      0.05***      0.06***      0.06***      0.02
Net realized and unrealized gain/(loss)
   on investments....................                       2.05        (0.25)       (1.55)       (3.19)        1.91         0.30
                                                        --------     --------     --------     --------     --------     --------
Total from investment operations.....                       2.10        (0.24)       (1.50)       (3.13)        1.97         0.32
                                                        --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income.                      (0.03)       (0.05)       (0.04)       (0.03)       (0.04)          --
Distributions from capital gains.....                         --           --           --        (0.14)       (0.02)          --
                                                        --------     --------     --------     --------     --------     --------
Total distributions..................                      (0.03)       (0.05)       (0.04)       (0.17)       (0.06)          --
                                                        --------     --------     --------     --------     --------     --------
Net asset value, end of period.......                   $   9.17     $   7.10     $   7.39     $   8.93     $  12.23     $  10.32
                                                        ========     ========     ========     ========     ========     ========
Total return 2.......................                      29.62%       (3.23)%**   (16.95)%     (25.82)%      19.14%        3.20%**
                                                        ========     ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).                   $107,818     $ 63,224     $ 59,466     $ 83,421     $ 85,704     $ 99,986
Operating expenses excluding custody
   earnings credit...................                       1.06%        1.23%*       0.87%        0.67%        0.62%        0.69%*
Operating expenses including
   reimbursement/waiver/custody
   earnings credit...................                       1.05%        1.22%*       0.86%        0.64%        0.60%        0.60%*
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit...................                       1.06%        1.23%*       1.01%        0.98%        0.97%        1.33%*
Net investment income including
   reimbursement/waiver/custody
   earnings credit...................                       0.66%        0.59%*       0.53%        0.54%        0.54%        0.60%*
Portfolio turnover rate..............                          3%           6%**        22%           8%          61%           4%**

------------------------------------------------------------------------------------------------------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1   The Funds fiscal year-end changed from August 31 to December 31, effective
    December 31, 2002.
2   Total return represents aggregate total return for the period indicated.
3   The Wilshire 5000 Index Portfolio Investment Class Shares commenced operations February 1, 1999.


                       See Notes to Financial Statements.

                                       96


     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              INSTITUTIONAL CLASS SHARES
                                                        -------------------------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD            YEAR ENDED AUGUST 31,             PERIOD
                                                          ENDED        ENDED      ----------------------------------       ENDED
                                                        12/31/03     12/31/02 1     2002         2001         2000      8/31/99 3
                                                        --------     --------     --------     --------     --------     --------
Net asset value, beginning of period.                   $   7.10     $   7.41     $   8.95     $  12.25     $  10.33     $  10.00
                                                        --------     --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income................                       0.08***      0.02***      0.07***      0.09***      0.10***      0.03
Net realized and unrealized gain/(loss)
   on investments....................                       2.05        (0.26)       (1.54)       (3.19)        1.91         0.30
                                                        --------     --------     --------     --------     --------     --------
Total from investment operations.....                       2.13        (0.24)       (1.47)       (3.10)        2.01         0.33
                                                        --------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income.                      (0.05)       (0.07)       (0.07)       (0.06)       (0.07)          --
Distributions from capital gains.....                         --           --           --        (0.14)       (0.02)          --
                                                        --------     --------     --------     --------     --------     --------
Total distributions..................                      (0.05)       (0.07)       (0.07)       (0.20)       (0.09)          --
                                                        --------     --------     --------     --------     --------     --------
Net asset value, end of period.......                   $   9.18     $   7.10     $   7.41     $   8.95     $  12.25     $  10.33
                                                        ========     ========     ========     ========     ========     ========
Total return 2.......................                      30.05%       (3.18)%**   (16.58)%     (25.56)%      19.45%        3.30%**
                                                        ========     ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).                   $ 23,621     $ 15,245     $ 19,999     $ 22,799     $ 17,651     $    183
Operating expenses excluding custody
   earnings credit...................                       0.76%        0.95%*       0.58%        0.37%        0.37%        0.48%*
Operating expenses including
   reimbursement/waiver/custody
   earnings credit...................                       0.75%        0.94%*       0.57%        0.34%        0.35%        0.35%*
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit...................                       0.76%        0.95%*       0.72%        0.68%        0.72%        1.32%*
Net investment income including
   reimbursement/waiver/custody
   earnings credit...................                       0.96%        0.87%*       0.82%        0.84%        0.79%        1.20%*
Portfolio turnover rate..............                          3%           6%**        22%           8%          61%           4%**

--------------------------------------------------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.
3 The Wilshire 5000 Index Portfolio Institutional Class Shares commenced operations February 1, 1999.


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              QUALIFIED CLASS SHARES
                                                        -------------------------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD       YEAR ENDED AUGUST 31,    PERIOD
                                                          ENDED        ENDED      ---------------------      ENDED
                                                        12/31/03     12/31/02 1     2002         2001      8/31/00 3
                                                        --------     --------     --------     --------    ---------
Net asset value, beginning of period..                  $   7.09     $   7.36     $   8.90     $  12.23     $  10.94
                                                        --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***..............                      0.04         0.01         0.04         0.05         0.09
Net realized and unrealized gain/(loss)
  on investments......................                      2.05        (0.25)       (1.54)       (3.19)        1.20
                                                        --------     --------     --------     --------     --------
Total from investment operations......                      2.09        (0.24)       (1.50)       (3.14)        1.29
                                                        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income..                     (0.03)       (0.03)       (0.04)       (0.05)          --
Distributions from capital gains......                        --           --           --        (0.14)          --
                                                        --------     --------     --------     --------     --------
Total distributions...................                     (0.03)       (0.03)       (0.04)       (0.19)          --
                                                        --------     --------     --------     --------     --------
Net asset value, end of period........                  $   9.15     $   7.09     $   7.36     $   8.90     $  12.23
                                                        ========     ========     ========     ========     ========
Total return 2........................                     29.45%       (3.22)%**   (16.93)%     (25.90)%      11.79%**
                                                        ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..                  $  3,565     $  1,730     $  2,073     $  1,770     $  1,158
Operating expenses excluding custody
  earnings credit.....................                      1.15%        1.35%*       0.98%        0.77%        0.62%*
Operating expenses including reimbursement/
  waiver/custody earnings credit......                      1.14%        1.34%*       0.97%        0.74%        0.60%*
Operating expenses excluding reimbursement/
  waiver/custody earnings credit......                      1.15%        1.35%*       1.12%        1.08%        0.97%*
Net investment income including reimbursement/
  waiver/custody earnings credit......                      0.58%        0.47%*       0.42%        0.44%        0.54%*
Portfolio turnover rate...............                         3%           6%**        22%           8%          61%**

------------------------------------------------------------------------------------------------------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1   The Funds fiscal year-end changed from August 31 to December 31, effective
    December 31, 2002.
2   Total return represents aggregate total return for the period indicated.
3   The Wilshire 5000 Index Portfolio Qualified Class Shares commenced operations May 10, 2000.


                       See Notes to Financial Statements.

                                       98


     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

                       FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              HORACE MANN CLASS SHARES
                                                        -----------------------------------------------------------
                                                                    FOUR MONTH
                                                          YEAR        PERIOD         YEAR ENDED AUGUST 31,   PERIOD
                                                          ENDED        ENDED      -------------------------- ENDED
                                                        12/31/03     12/31/02 1     2002         2001       8/31/00 3
                                                        --------     --------     --------     --------     --------
Net asset value, beginning of period........            $   7.09     $   7.38     $   8.91     $  12.22     $  10.00
                                                        --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***....................                0.05         0.01         0.04         0.05         0.07
Net realized and unrealized gain/(loss)
  on investments............................                2.04        (0.25)       (1.53)      (3.17)        2.21
                                                        --------     --------     --------     --------     --------
Total from investment operations............                2.09        (0.24)       (1.49)      (3.12)        2.28
                                                        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income........               (0.03)       (0.05)       (0.04)      (0.05)       (0.06)
Distributions from capital gains............                  --           --           --       (0.14)          --
                                                        --------     --------     --------     --------     --------
Total distributions.........................               (0.03)       (0.05)       (0.04)      (0.19)       (0.06)
                                                        --------     --------     --------     --------     --------
Net asset value, end of period..............            $   9.15     $   7.09     $   7.38     $  8.91      $ 12.22
                                                        ========     ========     ========     ========     ========
Total return 2..............................               29.44%       (3.28)%**   (16.85)%    (25.79)%      22.87%**
                                                        ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........            $  1,915     $  1,401     $  1,401     $ 1,623      $ 1,432
Operating expenses excluding custody
  earnings credit...........................                1.11%        1.30%*       0.93%       0.72%        0.72%*
Operating expenses including reimbursement/
  waiver/custody earnings credit............                1.10%        1.29%*       0.92%       0.69%        0.70%*
Operating expenses excluding reimbursement/
  waiver/custody earnings credit............                1.11%        1.30%*       1.07%       1.03%        1.07%*
Net investment income including reimbursement/
  waiver/custody earnings credit............                0.61%        0.52%*       0.47%       0.49%        0.44%*
Portfolio turnover rate.....................                   3%           6%**        22%          8%          61%**

--------------------------------------------------------------------------------------------------------------------

*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.
3 The Wilshire 5000 Index Portfolio Horace Mann Class Shares commenced operations December 10, 1999.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (collectively the "Portfolios", each a Portfolio of the Company). The Company accounts separately for the assets, liabilities and operations of each series and, for Federal income tax purposes, each Portfolio is treated as a separate legal entity. Effective December 31, 2002, the Company's fiscal year-end changed from August 31 to December 31.

Each of the Portfolios offers Investment and Institutional Class shares (the "Shares"), each of which has equal rights as to class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the
National Association of Securities Dealers Automated Quotations system ("NASDAQ"), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

FUTURES TRANSACTIONS: Each Portfolio may enter into futures contracts on particular securities or stock indices in U.S. domestic markets. A futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. A Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. A Portfolio may have to sell securities to meet daily variation margin requirements. Engaging in these transactions involves risk of loss to a Portfolio, which could affect the value of such

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


Portfolio's net assets adversely. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance exists that a liquid market will exist for any particular contract at any particular time.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and accretion of premium on investments, is recognized on the accrual basis.

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Ordinary income distributions and net capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES: The Company intends to qualify each Portfolio each year as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fee, Administration Fee and Other Transactions.

Effective April 1, 2002, the shareholders of the Company approved a new advisory agreement (the "Agreement") between the Company and Wilshire Associates Incorporated ("Wilshire") which permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the Agreement, Wilshire may charge annual fees up to 0.75% of average daily net assets for the Large Company Growth and Value Portfolios, up to 0.85% of average daily net assets for the Small Company Growth and Value Portfolios, and 0.10% of average daily net assets of the Wilshire 5000 Index Portfolio. Wilshire has agreed to voluntarily waive its fees so that each Portfolio, with the exception of the Wilshire 5000 Index Portfolio, will be charged an annual fee of 0.25% of the average daily net assets of the Portfolio, until both Wilshire and a majority of the independent Directors conclude that any such increase is merited in view of the retention of additional sub-advisers or other future

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


developments. With the exception of the Small Company Growth and Small Company Value Portfolios, the fee waivers were terminated as of April 1, 2003, in connection with the retention of additional sub-advisers.

For the year ended December 31, 2003, Wilshire voluntarily waived fees as follows:

PORTFOLIO
---------
Large Company Growth Portfolio......................... $391,067
Large Company Value Portfolio..........................   71,325
Small Company Growth Portfolio ........................   53,481
Small Company Value Portfolio..........................  127,006

The Board of Directors of the Company has approved Putnam Advisory Company, LLC ("Putnam"), Grantham, Mayo, Van Otterloo & Co., LLC ("GMO") and Alliance Capital Management, LP ("Alliance Capital") (collectively, the "New Sub-Advisers," and together with Los Angeles Capital Management & Equity Research, Inc., ("LACMER") the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios as of April 9, 2003. LACMER, Putnam and GMO each manage a portion of the Large Company Growth Portfolio and Alliance Capital and LACMER each manage a portion of the Large Company Value Portfolio. The New Sub-Advisers join LACMER, which continues to provide sub-advisory services with respect to a portion of the Portfolios. Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

PFPC Inc. ("PFPC") serves as the Company's administrator and accounting agent pursuant to a Services Agreement.

The Northern Trust Company serves as the Company's custodian (the "Custodian"). Each Portfolio maintains a cash balance with the Custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Company for serving as Director or officer of the Company. The Company pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Company also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3. Distribution and Service Plan.

The Directors of the Company, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the Wilshire 5000 Index Portfolio have adopted service and distribution plans (the "Plans") pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class Shares shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


Class Shares or Qualified Class Shares. For the year ended December 31, 2003, the distribution and service fee expenses incurred for such classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were 0.25%, 0.25%, 0.25%, 0.25% and 0.25% of average net assets, respectively.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.10% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider.

For the year ended December 31, 2003, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

PORTFOLIO                                INVESTMENT CLASS    INSTITUTIONAL CLASS
  --------                               ----------------    -------------------
Large Company Growth Portfolio...........      0.09%                 0.02%
Large Company Value Portfolio............      0.05%                 0.05%
Small Company Growth Portfolio...........      0.06%                 0.08%
Small Company Value Portfolio............      0.04%                 0.00%
Wilshire 5000 Index Portfolio............      0.05%                 N/A

The Qualified Class Shares of the Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries.

The Directors of the Company and the Horace Mann Class shareholders of the Wilshire 5000 Index Portfolio, have adopted a service and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 Index Portfolio. Under such Plan, the Company reimburses the Distributor an annual rate of up to 0.35 of 1% of the value of the average daily net assets of the Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

4. Securities Transactions.

For the year ended December 31, 2003, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

PORTFOLIO                                       PURCHASES          SALES
  --------                                      ---------          ------
Large Company Growth Portfolio............   $ 463,101,258    $ 367,054,769
Large Company Value Portfolio.............      63,795,078       73,689,223
Small Company Growth Portfolio............      15,784,513       14,369,329
Small Company Value Portfolio.............      26,456,020       34,054,664
Wilshire 5000 Index Portfolio.............      31,881,726        2,903,595

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


The aggregate gross unrealized appreciation and depreciation, as computed on a Federal income tax basis, at December 31, 2003 for each Portfolio is as follows:

                                           UNREALIZED      UNREALIZED    NET UNREALIZED
PORTFOLIO                                 APPRECIATION    DEPRECIATION    APPRECIATION
---------                                 ------------    ------------    ------------
Large Company Growth Portfolio .........   $99,010,752   $ (5,494,332)    $93,516,420
Large Company Value Portfolio...........    13,355,532       (274,470)     13,081,062
Small Company Growth Portfolio..........     1,908,862       (375,720)      1,533,142
Small Company Value Portfolio...........     4,873,223       (268,991)      4,604,232
Wilshire 5000 Index Portfolio...........    18,938,590    (17,539,517)      1,399,073

5.        Significant Shareholder Activity.

On December 31, 2003, the following shareholders held 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

PORTFOLIO
  --------
Large Company Growth Portfolio (2 omnibus shareholders)...........      61%
Large Company Value Portfolio (2 omnibus shareholders)............      39%
Small Company Growth Portfolio (2 omnibus shareholders)...........      67%
Small Company Value Portfolio (4 omnibus shareholders)............      78%
Wilshire 5000 Index Portfolio (3 omnibus shareholders)............      63%

6.        Tax Information

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2003, the following Portfolio elected to defer capital losses occurring between November 1, 2003 and December 31, 2003 as follows:

PORTFOLIO                                                CAPITAL LOSSES
  --------                                               --------------
Wilshire 5000 Index Portfolio..........................      $28,144

     WILSHIRE MUTUAL FUNDS, INC.
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


At December 31, 2003, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                                                   EXPIRING DECEMBER 31,
                                                                 ------------------------
PORTFOLIO                                             2008          2009             2010            2011
----------                                           ------        ------           ------          -------
Large Company Growth Portfolio................          --      $66,589,785      $38,469,520             --
Large Company Value Portfolio.................          --           68,331        3,374,466             --
Small Company Growth Portfolio................          --               --          217,743             --
Small Company Value Portfolio.................          --               --          133,610             --
Wilshire 5000 Index Portfolio.................    $343,818       1,775,025         8,232,611     $3,810,647


The tax character of distributions paid were:

                                             2003                     2002
PORTFOLIO                               ORDINARY INCOME         ORDINARY INCOME*
---------                               ---------------         ----------------
Large Company Growth Portfolio............ $393,682                $892,704
Large Company Value Portfolio.............  306,323                 973,551
Small Company Value Portfolio.............   75,477                 456,478
Wilshire 5000 Index Portfolio.............  544,443                 632,018

*inclusive of short term capital gains

At  December   31,   2003,   the   components   of   distributable   accumulated
earnings/(losses) on a tax basis were as follows:

                                                   LARGE             LARGE          SMALL          SMALL         WILSHIRE
                                                  COMPANY           COMPANY        COMPANY        COMPANY          5000
                                                  GROWTH             VALUE          GROWTH          VALUE          INDEX
                                                 PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                               -------------      -----------     ----------     -----------   -------------
Undistributed ordinary income..............               --      $   552,754             --     $    65,065   $     332,614
Accumulated capital loss...................    $(105,059,305)      (3,442,797)    $ (217,743)       (133,610)    (14,190,245)
Unrealized appreciation....................       93,516,278       13,081,062      1,533,142       4,604,232       1,399,073
                                               -------------      -----------     ----------     -----------   -------------
Total accumulated income/(losses)..........    $ (11,543,027)     $10,191,019     $1,315,399     $ 4,535,687   $ (12,458,558)
                                               =============      ===========     ==========     ===========   =============

The differences between book and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales on all Portfolios, and a REIT return of capital basis adjustment carryforward. The cumulative timing difference under accumulated capital loss is due to post-October losses for the Wilshire 5000 Index Portfolio.

                       See Notes to Financial Statements.
                                      105

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Wilshire Mutual Funds, Inc.:

         In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Wilshire Mutual Funds, Inc. (comprised of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio) (collectively referred to hereafter as the
"Fund") at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Philadelphia, PA
February 26, 2004

      WILSHIRE MUTUAL FUNDS, INC.                        [GRAPHIC OMITTED] TREES
      TAX INFORMATION
      (UNAUDITED)

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

PORTFOLIO                                      PERCENTAGE
----------                                     ----------
Large Company Growth Portfolio                     100%
Large Company Value Portfolio                      100%
Small Company Value Portfolio                      100%
Wilshire 5000 Index Portfolio                      100%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Portfolios listed below designate the following percentages of their income dividends distributed in 2003 as qualified dividend income (QDI) as defined in
Section I (h) (II) of the Internal Revenue Code.

PORTFOLIO                                      PERCENTAGE
----------                                     ----------
Large Company Growth Portfolio                     100%
Large Company Value Portfolio                      100%
Small Company Value Portfolio                      100%
Wilshire 5000 Index Portfolio                      100%

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     ADDITIONAL FUND INFORMATION


         Set forth below are the Directors and executive officers of the Company, their ages, business addresses, positions and terms of office, principal occupations during the past five years, and other directorships held by them. The Company's Statement of Additional Information includes additional information about the Directors of the Company and is available without charge, upon request, by calling (800) 200-6796.

                                                                         Number of
                         Term of                                       Portfolios in
Name, Age, Address 1  Office 2 and                                     Fund Complex                Other Trusteeships/
and Position(s) with    Length of    Principal Occupation(s)            Overseen by                   Directorships
the Fund               Time Served     During Past 5 Years                Director                   Held by Director
------------------------------------------------------------------------------------------------------------------------------------
                                  DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
 DeWitt F. Bowman      Since 1996   Principal,  2/94-present,             Five       Director, 5/00-present, Forward Funds; Trustee,
 (72)                               Pension  Investment                              5/98-present, PCG Private Equity Fund;
 Director                           Consulting  (pension                             Trustee,   5/95-present,   Brandes
                                    consulting firm).                                Institutional   International  Fund
                                                                                     (registered investment companies).  Director,
                                                                                     5/94-present,  RREEF America REIT (real estate
                                                                                     investment trust);  Trustee, 3/94-present,
                                                                                     Pacific Gas & Electric Nuclear  Decommissioning
                                                                                     Trust (trust fund for decommissioning nuclear
                                                                                     power plants); Treasurer,  10/00-6/01,
                                                                                     University of  California Regents Investment
                                                                                     Management.

 Cynthia A. Hargadon   Since 1998   Managing Director, 5/03-present,       Five      Trustee, 1992-present, America
 (48)                               McHenry Group (investment                        Investment Trust (registered
 Director                           management consulting firm);                     investment company).
                                    Senior Consultant, 5/02-4/03,
                                    SPG & Associates (consulting firm);
                                    President, 5/00-5/02,  Potomac
                                    Asset Management;  Director  of
                                    Investments, 7/98-5/00, National
                                    Automobile Dealers Association;
                                    President,  11/96-7/98, Stable
                                    Value Investment Association.



                                      108


     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     ADDITIONAL FUND INFORMATION (continued)
                                                                         Number of
                         Term of                                       Portfolios in
Name, Age, Address 1   Office 2 and                                     Fund Complex                Other Trusteeships/
and Position(s) with    Length of    Principal Occupation(s)            Overseen by                   Directorships
the Fund               Time Served     During Past 5 Years                Director                   Held by Director
------------------------------------------------------------------------------------------------------------------------------------
                                  DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
 Anne L. Wexler        Since 1996   Chairman, 1/81-present,               Five       Director, 8/94-present, Dreyfus Florida
 (73)                               Wexler Walker Public Policy                      Intermediate Municipal Bond Fund,  Dreyfus
 Director                           (government relations firm).                     Florida Municipal Money Market Fund, Dreyfus
                                                                                     Global Growth, LP, Dreyfus Investors GNMA
                                                                                     Fund, Dreyfus New Jersey Municipal Bond
                                                                                     Fund, Inc.,  Dreyfus New York Insured Tax
                                                                                     Exempt Bond Fund, Dreyfus Strategies Growth
                                                                                     LP, Dreyfus 100% US Treasury Intermediate
                                                                                     Term Fund, Dreyfus 100% US Treasury Long
                                                                                     Term Fund, Dreyfus 100% US Treasury Money
                                                                                     Market Fund, Dreyfus 100% US Treasury Short
                                                                                     Term Fund; 5/91-present; Director, Premier
                                                                                     Global Investing, Inc., Director, 8/91 -
                                                                                     present, Dreyfus Edison Electrical Fund,
                                                                                     Inc., Dreyfus Life and Annuity Index Fund,
                                                                                     Inc., Peoples Index Fund, Inc.; Director,
                                                                                     6/91-present, Peoples S&P Midcap Index
                                                                                     Fund, Inc. (registered investment
                                                                                     companies).  Director, 3/91-present,
                                                                                     Comcast (cable provider). Director,
                                                                                     01/01-present, Methanex Corp. (methanol
                                                                                     producer).


------------------------------------------------------------------------------------------------------------------------------------
                                        DIRECTORS WHO ARE "INTERESTED PERSONS" OF THE COMPANY 3
------------------------------------------------------------------------------------------------------------------------------------
 Michael J. Napoli,    Since 2004   Director and President,               Five       None
 Jr.                                2/04-present, Wilshire
 (52)                               Mutual Funds, Inc.;
 Director and President             Managing Director,
                                    5/03-present, Wilshire
                                    Associates Inc.;
                                    Financial Consultant,
                                    4/02-4/03, A.G. Edwards;
                                    self-employed private
                                    investor, 1/01-4/02;
                                    Vice President, 1/91-
                                    12/00, Wilshire
                                    Associates Inc.


                                      109


     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     ADDITIONAL FUND INFORMATION (continued)
                                                                        Number of
                         Term of                                       Portfolios in
Name, Age, Address 1   Office 2 and                                     Fund Complex                Other Trusteeships/
and Position(s) with    Length of    Principal Occupation(s)            Overseen by                   Directorships
the Fund               Time Served     During Past 5 Years                Director                   Held by Director
------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Helen E. Webb         Since 2003   Treasurer, 3/03-present              N/A                                 N/A
 (36)                               and Secretary 2/04-present
 Treasurer                          Wilshire Mutual Funds,
 and Secretary                      Inc.; Vice President,
                                    2/03-present, Wilshire
                                    Associates Inc.;
                                    Associate Director,
                                    4/01-2/03, First
                                    Quadrant LP; Associate
                                    Director/ Compliance
                                    Officer, 12/98-4/01,
                                    First Quadrant LP.






1 IF NECESSARY, EACH DIRECTOR MAY BE CONTACTED BY WRITING TO THE COMPANY, C/O
  WILSHIRE ASSOCIATES INCORPORATED, 1299 OCEAN AVENUE, SUITE 700, SANTA MONICA, CA 90401-1085.
2 DIRECTORS HOLD OFFICE UNTIL THEY RESIGN OR THEIR SUCCESSORS HAVE BEEN ELECTED
  AND QUALIFIED.
3 MR. NAPOLI IS AN "INTERESTED" DIRECTOR OF THE COMPANY, AS DEFINED BY THE 1940
  ACT, BY REASON OF HIS POSITION WITH WILSHIRE.

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
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

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




                                 [LOGO OMITTED]





P.O. Box 60488
King of Prussia, Pennsylvania 19406-0488

                                                                         WILAR03

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that DeWitt F. Bowman is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Audit Fees
     ----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $116,900 for 2002 and $120,400 for 2003.

     Audit-Related Fees
     ------------------

     (b) The aggregate fees billed in each of the last two fiscal years to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2002 and $0 for 2003. [In addition, in each of the last two fiscal years the principal accountant billed $0 and $0 in fees which were required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X [AS SUMMARIZED IN THE THIRD PARAGRAPH OF THE COMPANY'S PRE-APPROVAL POLICY, ON THE THIRD PAGE OF THIS REPORT] for such services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant [THE ADVISER AND ITS AFFILIATES].

     Tax Fees
     --------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $ 0 for 2002 and $0 for 2003. [In addition, in each of the last two fiscal years the principal accountant billed $0 and $0 in fees which were required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X [AS SUMMARIZED IN THE THIRD PARAGRAPH OF THE COMPANY'S PRE-APPROVAL POLICY, ON THE THIRD PAGE OF THIS REPORT] for such services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant [THE ADVISER AND ITS AFFILIATES].

     All Other Fees
     --------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2002 and $10,000 for 2003 in connection with the preparation of a Type 1 SAS 70 for Wilshire Private Markets Group. [In addition, in each of the last two fiscal years the principal accountant billed $0 and $10,000 in fees which were required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X [AS SUMMARIZED IN THE THIRD PARAGRAPH OF THE COMPANY'S PRE-APPROVAL POLICY, ON THE THIRD PAGE OF THIS REPORT] for such services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant [THE ADVISER AND ITS AFFILIATES].

     (e)(1) The audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X are disclosed below.

                  PRE-APPROVAL OF AUDIT AND PERMITTED NON-AUDIT
                        SERVICES PROVIDED TO THE COMPANY

              The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Accountant, including the fees therefore. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

              Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Company at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

              Additionally, the Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

     (e)(2) The percentage of services to the registrant described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0%

                           (c) 0%

                           (d) 100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for 2002 and $10,000 for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Wilshire Mutual Funds, Inc.

By (Signature and Title)*  /s/ Michael J. Napoli, Jr.
                           -----------------------------------------------------
                           Michael J. Napoli, Jr., President
                           (principal executive officer)

Date                       March 9, 2004
       -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael J. Napoli, Jr.
                           -----------------------------------------------------
                           Michael J. Napoli, Jr., President
                           (principal executive officer)

Date                       March 9, 2004
       -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Helen E. Webb
                           -----------------------------------------------------
                           Helen E. Webb, Treasurer
                           (principal financial officer)

Date                       March 9, 2004
       -------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.